February 25, 2002
                                As Supplemented April 3, 2002, May 13, 2002,
                                May 31, 2002 and June 19, 2002

                               EQUITY FUNDS                    INCOME FUNDS
                               Janus Enterprise Fund           Janus Flexible Income Fund
                               Janus Mercury Fund              Janus Federal Tax-Exempt Fund
                               Janus Special Situations Fund   Janus High-Yield Fund
                               Janus Strategic Value Fund      Janus Short-Term Bond Fund
                               Janus Orion Fund
                               Janus Fund 2
                               Janus Global Value Fund
                               Janus Core Equity Fund
                               (formerly Janus Equity Income Fund)
                               Janus Growth and Income Fund
                               Janus Balanced Fund

                         JANUS EQUITY AND INCOME FUNDS

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") pertains to the Funds listed above, each of which is a separate series of Janus Investment Fund, a Massachusetts business trust. Janus Core Equity Fund was formerly known as Janus Equity Income Fund. The name change was effective July 31, 2001.

     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectuses dated February 25, 2002, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from the Trust on janus.com, by calling 1-800-525-3713, or by writing the Funds at the address shown on the back cover of this SAI. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectuses. The Annual and Semiannual Reports, which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, on janus.com, by calling 1-800-525-3713, or by writing the Funds at the address shown on the back cover of this SAI.

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

TABLE OF CONTENTS
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
                Classification, Portfolio Turnover,
                Investment Policies and Restrictions,
                and Investment Strategies and Risks.............    2
                Investment Adviser..............................   43
                Custodian, Transfer Agent
                and Certain Affiliations........................   51
                Portfolio Transactions and Brokerage............   53
                Trustees and Officers...........................   61
                Purchase of Shares..............................   72
                   Net Asset Value Determination................   72
                   Reinvestment of Dividends and Distributions..   73
                Redemption of Shares............................   75
                Shareholder Accounts............................   76
                   Online and Telephone Transactions............   76
                   Systematic Redemptions.......................   76
                Tax-Deferred Accounts...........................   77
                Income Dividends,
                Capital Gains Distributions and Tax Status......   79
                Principal Shareholders..........................   81
                Miscellaneous Information.......................   83
                   Shares of the Trust..........................   83
                   Shareholder Meetings.........................   84
                   Voting Rights................................   84
                   Master/Feeder Option.........................   85
                   Independent Accountants......................   85
                   Registration Statement.......................   85
                Performance Information.........................   86
                Financial Statements............................   92
                Appendix A......................................   93

CLASSIFICATION, PORTFOLIO TURNOVER, INVESTMENT POLICIES AND RESTRICTIONS, AND INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

CLASSIFICATION

               Each Fund is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Janus Enterprise Fund, Janus Special Situations Fund, Janus Strategic Value Fund, Janus Orion Fund and Janus Global Value Fund intend to operate in a nondiversified manner. Each of these Funds may at times, however, operate in a diversified manner if market conditions warrant. The nondiversified Funds will be operated in a manner consistent with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"). Janus Mercury Fund, Janus Fund 2, Janus Core Equity Fund, Janus Growth and Income Fund, Janus Balanced Fund, Janus Flexible Income Fund, Janus Federal Tax-Exempt Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund are diversified funds.

PORTFOLIO TURNOVER

               For the fiscal year ended October 31, 2001, Janus Orion Fund's portfolio turnover rate varied significantly from its portfolio turnover rate for the fiscal year ended October 31, 2000 due to market and general economic conditions.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

               The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of
               (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund) are present or represented by proxy. The following policies are fundamental policies of the Funds. Each of these policies applies to all of the Funds, except policy (1), which applies only to the Funds specifically listed in that policy.

               (1) With respect to 75% of its total assets, Janus Mercury Fund, Janus Fund 2, Janus Core Equity Fund, Janus Growth and Income Fund, Janus Balanced Fund, Janus Flexible Income Fund, Janus Federal Tax-Exempt Fund, Janus High-Yield Fund and Janus Short-Term Bond Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

               Each Fund may not:

               (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. government securities). This policy does not apply to Janus Federal Tax-Exempt Fund regarding municipal obligations only. For the purposes of this limitation only, industrial development bonds issued by nongovernmental users shall not be deemed to be municipal obligations. Industrial development bonds shall be classified according to the industry of the entity that has the ultimate responsibility for the payment of principal and interest on the obligation.

               (3) Invest directly in real estate or interests in real estate; however, the Funds may own debt or equity securities issued by companies engaged in those businesses.

               (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Funds from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

               (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

               (6) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

               (7) Borrow money except that the Funds may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

               As a fundamental policy, each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such Fund.

               The Trustees have adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

               (a) A Fund will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

               (b) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor ("short sales against the box"). In addition, the Equity Funds may engage in "naked" short sales, which involve selling a security that a Fund borrows and does not own. The total market value of all of a Fund's naked short sale positions will not exceed 8% of its assets. Transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short.

               (c) The Funds do not currently intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

               (d) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

               (e) The Funds do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

               (f) The Funds may not invest in companies for the purpose of exercising control of management.

               Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Funds may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital Management LLC ("Janus Capital") serves as investment adviser. All such borrowing and lending will be subject to the above limits. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

               For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

               For the purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single industry are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT POLICIES APPLICABLE TO CERTAIN FUNDS

               JANUS BALANCED FUND. As an operational policy, at least 25% of the assets of Janus Balanced Fund normally will be invested in fixed-income senior securities.

               JANUS FLEXIBLE INCOME FUND. As a fundamental policy, this Fund may not purchase a non-income-producing security if, after such purchase, less than 80% of the Fund's total assets would be invested in income-producing securities. Income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

               JANUS FEDERAL TAX-EXEMPT FUND. As a fundamental policy, this Fund will normally invest at least 80% of its net assets in securities whose income is not subject to federal income taxes, including the alternative minimum tax.

               JANUS SHORT-TERM BOND FUND. As an operational policy, under normal circumstances, this Fund expects to maintain an average weighted effective maturity of three years or less. The portfolio manager may consider estimated prepayment dates or call dates of certain securities in computing the portfolio's effective maturity.

INVESTMENT STRATEGIES AND RISKS

Cash Position

               As discussed in the Prospectuses, a Fund's cash position may temporarily increase under various circumstances. Securities that the Funds may invest in as a means of receiving a return on idle cash include commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Funds may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities").

Illiquid Investments

               Each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

               If illiquid securities exceed 15% of a Fund's net assets after the time of purchase the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, a portfolio manager may not be able to dispose of them in a timely manner. As a result, a Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Fund to decline.

               Each of the Funds may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Funds may not be able to sell such investments when a portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Fund's NAV.

Securities Lending

               Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Funds will not have the right to vote on securities while they are being lent, but it will generally call a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. government securities, letters of credit and such other collateral permitted by the SEC. Cash collateral may be invested in money market funds advised by Janus to the extent consistent with exemptive relief obtained from the SEC.

Foreign Securities

               Within the parameters of its specific investment policies, each Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities, because the Funds' performance may depend on issues other than the performance of a particular company. These issues include:

               CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

               REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Short Sales

               Each Fund may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

               The Equity Funds may also engage in "naked" short sales. In a naked short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Fund must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. A Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations. At the time of a short sale, a Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale period. The value of the liquid assets will be marked to market daily. A Fund will engage in naked short sales when its portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Fund must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Fund's naked short sale positions will not exceed 8% of its assets.

Zero Coupon, Step Coupon and Pay-In-Kind Securities

               Each Fund may invest up to 10% (without limit for Janus High-Yield Fund and Janus Flexible Income Fund) of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Fund's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

               Current federal income tax law requires holders of zero coupon and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Code, a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Fund might obtain such cash from selling other portfolio holdings which might cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

               Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

               The Funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

               Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

               Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

               Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and that Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

               Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securities include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. These obligations are likely to involve unscheduled prepayments of principal.

Investment Company Securities

               From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Funds may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds.

Depositary Receipts

               The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similar to the arrangements of ADRs. EDRs, in bearer form, are designed for use in European securities markets.

               Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Funds' prospectuses.

Municipal Obligations

               The Funds may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia. Janus Federal Tax-Exempt Fund may, at times, invest more than 25% of the value of its assets in industrial development bonds, a type of revenue bond which, although issued by a public authority, may be backed only by the credit and security of a private issuer, thus presenting a greater credit risk.

               The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by among other things the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

               Other types of income producing securities that the Funds may purchase include, but are not limited to, the following types of securities:

               VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

               STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Fund the option to obligate a broker, dealer or bank to repurchase a security held by that Fund at a specified price.

               TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund could lose money or its NAV could decline by the use of inverse floaters.

               STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               The Funds will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolios.

Repurchase and Reverse Repurchase Agreements

               In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

               A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Funds will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund's portfolio, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

High-Yield/High-Risk Bonds

               Janus Flexible Income Fund and Janus High-Yield Fund may invest without limit in bonds that are rated below investment grade (e.g., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Within the parameters of its specific investment policies, no other Fund intends to invest 35% or more of its net assets in such bonds, except Janus Core Equity Fund will, under normal circumstances, limit its investment in such bonds to 20% of its net assets. Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

               Any Fund may also invest in unrated bonds of foreign and domestic issuers. For the Funds subject to such limit, unrated bonds will be included in each Fund's limit on investments in bonds rated below investment grade unless its portfolio manager deems such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Fund's portfolio manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

Defaulted Securities

               A Fund will invest in defaulted securities only when its portfolio manager believes, based upon his or her analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. For the Funds subject to such limit, defaulted securities will be included in each Fund's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

               FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

               DISPOSITION OF PORTFOLIO SECURITIES. Although these Funds generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Funds will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Funds' ability to readily dispose of securities to meet redemptions.

               OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Funds.

Futures, Options and Other Derivative Instruments

               FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

               The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Funds' custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business and by depositing margin payments in a segregated account with the Funds' custodian.

               The Funds intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Funds will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Funds hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

               Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

               A Fund's primary purpose in entering into futures contracts is to protect that Fund from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Fund may also use this technique with respect to an individual company's stock. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Fund holds an individual company's stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

               If a Fund owns bonds and the portfolio manager expects interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Fund's interest rate futures contract will increase, thereby keeping the net asset value of that Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchasing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

               The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

               Futures contracts entail risks. Although the Funds believe that use of such contracts will benefit the Funds, a Fund's overall performance could be worse than if such Fund had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the Fund's portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

               The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

               Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.

               Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.

               OPTIONS ON FUTURES CONTRACTS. The Funds may buy and write put and call options on futures contracts. An option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

               The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

               The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

               The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

               FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Funds may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

               The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

               These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

               The Funds will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

               While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contacts. In such event, the Funds' ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

               OPTIONS ON FOREIGN CURRENCIES. The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

               Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

               The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

               Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

               The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Funds' custodian.

               The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

               OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Funds may write and buy options on the same types of securities that the Funds may purchase directly.

               A put option written by a Fund is "covered" if that Fund (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Funds' custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

               A call option written by a Fund is "covered" if that Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash and other liquid assets in a segregated account with its custodian.

               The Funds also may write call options that are not covered for cross-hedging purposes. A Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

               The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

               The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

               In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by other liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

               A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

               An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

               A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

               The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

               A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

               A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

               EURODOLLAR INSTRUMENTS. A Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

               SWAPS AND SWAP-RELATED PRODUCTS. A Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

               The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

               There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

               ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

               Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

               The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

               In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions,

               (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

               As stated in the Prospectuses, each Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees and expenses of all Fund officers and of those Trustees who are interested persons of Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds.

               The Funds pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Trustees who are not affiliated with Janus Capital, costs of preparing, printing and mailing the Funds' Prospectuses and SAI to current shareholders and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination and fund accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs.

               Each of the Equity Funds have agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.65% of the average daily net assets of each Fund.

               Janus High Yield Fund has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.75% of the first $300 million of average daily net assets of the Fund and 0.65% of the average daily net assets in excess of $300 million. Janus Flexible Income Fund and Janus Short-Term Bond Fund have each agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.65% of the first $300 million of the average daily net assets of the Fund, plus 0.55% of the average daily net assets of the Fund in excess of $300 million. Janus Federal Tax-Exempt Fund has agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of 0.60% of the first $300 million of average daily net assets of the Fund and 0.55% of the average daily net assets in excess of $300 million. Janus Capital has agreed by contract to waive the advisory fee payable by any of the Fixed-Income Funds in an amount equal to the amount, if any, that such Fund's normal operating expenses chargeable to its income account in any fiscal year, including the investment advisory fee but excluding brokerage commissions, interest, taxes and extraordinary expenses, exceed 1% of the average daily net assets for a fiscal year for Janus Flexible Income Fund and Janus High-Yield Fund and 0.65% of the average daily net assets for a fiscal year for Janus Short-Term Bond Fund and Janus Federal Tax-Exempt Fund. Janus Capital has agreed to continue such waivers until at least the next annual renewal of the advisory agreement.

               The following table summarizes the advisory fees paid by the Funds and any advisory fee waivers for the last three fiscal periods of each Fund. The information below is for fiscal periods ended October 31. The information presented in the table below reflects the management fees in effect during each of the periods shown.

                                 2001                     2000(1)                      1999
                       ------------------------   ------------------------   ------------------------
Fund Name              Advisory Fees    Waiver    Advisory Fees    Waiver    Advisory Fees    Waiver
-----------------------------------------------------------------------------------------------------
Janus Enterprise Fund   $31,579,339       -       $ 47,327,307       -        $ 7,724,455       -
Janus Mercury Fund      $73,061,347       -       $103,376,727       -        $34,579,777       -
Janus Special
  Situations Fund       $ 8,604,180       -       $ 11,046,610       -        $ 6,903,567       -
Janus Strategic Value
  Fund                  $17,326,328       -       $ 12,410,248(2)    -                N/A       -
Janus Orion Fund        $ 4,953,922       -       $  2,393,411(3)    -                N/A       -
Janus Fund 2            $ 2,540,859(4)    -                N/A       -                N/A       -
Janus Global Value
  Fund                  $   122,058(5)    -                N/A       -                N/A       -
Janus Core Equity
  Fund(6)               $ 5,690,845       -       $  6,724,651       -        $ 4,084,064       -
Janus Growth and
  Income Fund           $50,426,105       -       $ 55,928,716       -        $28,839,302       -
Janus Balanced Fund     $30,309,706               $ 26,568,643       -        $13,099,760       -
Janus Flexible Income
  Fund                  $ 6,609,724       -       $  6,558,853       -        $ 7,263,539       -
Janus Federal
  Tax-Exempt Fund       $   630,395    $394,781   $    466,766    $271,741    $   614,197    $352,448
Janus High-Yield Fund   $ 2,783,120       -       $  2,140,904    $ 35,287    $ 2,217,408    $ 75,922
Janus Short-Term Bond
  Fund                  $ 1,814,236    $913,061   $    837,123    $475,646    $   883,230    $504,515

(1) Effective January 31, 2000, the management fee paid by each Equity Fund was changed to 0.65% of the average daily net assets of such Fund.
(2) February 29, 2000 (inception) to October 31, 2000.
(3) June 30, 2000 (inception) to October 31, 2000.
(4) December 29, 2000 (inception) to October 31, 2001.
(5) June 29, 2001 (inception) to October 31, 2001.
(6) Formerly, Janus Equity Income Fund.

               Each Fund's Advisory Agreement is dated April 3, 2002 and will continue in effect until July 1, 2002, and thereafter from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or interested persons of any such party, and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including the Trustees who are not interested persons of that Fund or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

               Janus Capital is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell"), a publicly traded holding company with principal operations in financial asset management businesses. Stilwell, through its subsidiaries, indirectly owns approximately 92% of Janus Capital, and certain Janus Capital employees directly own approximately 8%.

               In approving the Funds' existing Advisory Agreements, the Trustees considered various matters relating to the possible effects on Janus Capital and the Funds of the expiration of Mr. Bailey's contractual management rights with respect to Janus Capital, including Stilwell's intentions regarding the preservation and strengthening of Janus Capital's business and existing and proposed incentive compensation arrangements for key Janus Capital employees.

               In addition, the Trustees considered a wide range of information of the type they regularly consider when determining whether to continue the Funds' Advisory Agreements as in effect from year to year. The Trustees considered information about, among other things:

               - Janus Capital and its personnel (including particularly those personnel with responsibilities for providing services to the Funds), resources and investment process;

               - the terms of each Advisory Agreement;

               - the scope and quality of the services that Janus Capital has been providing to the Funds;

               - the investment performance of each Fund and of comparable funds managed by other advisers over various periods;

               - the advisory fee rates payable to Janus Capital by the Funds and by other funds and client accounts managed by Janus Capital, and payable by comparable funds managed by other advisers;

               - the total expense ratio of each Fund and of comparable funds managed by other advisers;

               - compensation payable by the Funds to affiliates of Janus
                 Capital for other services;

               - the profitability to Janus Capital and its affiliates of their relationships with the Funds; and

               - Janus Capital's use of the Funds' portfolio brokerage
                 transactions to obtain research benefiting the Funds or other Janus Capital clients at a cost that may be in excess of the amount other brokers would charge or to reduce certain out-of-pocket expenses otherwise payable by the Funds.

               Janus Capital acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

               With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital, accounts will participate in an IPO if the portfolio manager believes the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. If, however, the portfolio manager intends to build a long-term position in the company and purchases securities in both the initial offering and in the immediate aftermarket, then all participating portfolio managers' clients will receive the same proportion of IPO shares to aftermarket shares, resulting in a blended price equal to the average price paid for all IPO and immediate aftermarket shares. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating manager's accounts in the IPO Group corresponding to the IPO Classification, subject to a de minimis standard. In situations where a portfolio manager wants to take a small position in a security, an exception to this de minimis standard may be allowed. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

               Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

               Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

               Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

               The Funds' portfolio managers are not permitted to purchase and sell securities for their own accounts except under the limited exceptions contained in the Code of Ethics, which applies to Directors/Trustees of Janus Capital and the Funds and employees of, and persons working on a contractual basis for, Janus Capital and its subsidiaries. The Code of Ethics is on file with and available from the SEC through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel, inside Directors/Trustees of Janus Capital and the Funds and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds.

               In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

               The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital.

CUSTODIAN, TRANSFER AGENT AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

               State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Funds. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds' securities and cash held outside the United States. The Funds' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Funds' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

               Janus Services LLC, P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Funds. For transfer agency and other services, Janus Services receives a fee calculated at an annual rate of 0.16% of average net assets of each Fund and, in addition, $4 per open shareholder account in each Fund. In addition, the Funds pay DST Systems, Inc. ("DST"), a subsidiary of Stilwell, license fees at the annual rate of $3.06 per shareholder account for the equity funds and $3.98 per shareholder account for the fixed-income funds for the use of DST's shareholder accounting system. The Funds also pay DST $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurred in mailing Fund shareholder transaction confirmations.

               Prior to June 1, 2001, the Funds also paid DST a monthly base fee for the use of its portfolio and fund accounting system, of $265 to $1,323 per month based on the number of Janus funds using the system and an asset charge of $1 per million dollars of net assets (not to exceed $500 per month). Effective June 1, 2001, State Street Bank and Trust Company acquired the portfolio and fund accounting system of DST.

               The Trustees have authorized the Funds to use an affiliate of DST as introducing broker for certain Fund portfolio transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Fund expenses through credits against the charges of DST and its affiliates. Such credits will not reduce the fees Janus Capital is obligated to pay any Fund under its waiver agreement, and such Fund receives the benefit of any such credits. See "Portfolio Transactions and Brokerage."

               Janus Distributors LLC, 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is a distributor of the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their shares in all states in which the shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Funds' shares and accepts orders at net asset value. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of shares are paid by Janus Capital.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

               Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below. The Funds may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

               Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; and rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses. In addition, Janus Capital may consider the value of research products or services provided by broker-dealers as a factor in selecting brokers and dealers and in negotiating commissions. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above. Much of the research provided to Janus Capital by broker-dealers would otherwise be available to Janus Capital for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital through broker-dealers. For example, Janus Capital has arrangements with broker-dealers to allocate brokerage in exchange for, among other things, third-party research reports relating to specific industry fundamentals and trends, third-party research reports providing analysis of micro and macro economic trends, and access to databases providing financial, market, economic and fundamental data. Because Janus Capital receives research from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital may also direct trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but direct a portion of the commission to another broker-dealer that supplies Janus Capital with research services and/or products.

               For the fiscal period ended October 31, 2001, the total brokerage commissions paid by the Funds to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds are summarized below:

Fund Name                                                      Commissions   Transactions
-----------------------------------------------------------------------------------------
Janus Enterprise Fund                                          $  491,759    $244,822,707
Janus Mercury Fund                                             $1,295,645    $857,440,917
Janus Special Situations Fund                                  $  128,351    $ 77,368,297
Janus Strategic Value Fund                                     $  418,043    $289,305,821
Janus Orion Fund                                               $  129,294    $ 81,326,431
Janus Fund 2(1)                                                $  173,224    $ 82,642,634
Janus Global Value Fund(2)                                     $      584    $    245,654
Janus Core Equity Fund(3)                                      $  114,571    $ 88,811,163
Janus Growth and Income Fund                                   $  341,974    $182,956,760
Janus Balanced Fund                                            $  303,101    $197,652,773

(1) December 29, 2000 (inception) to October 31, 2001.
(2) June 29, 2001 (inception) to October 31, 2001.
(3) Formerly, Janus Equity Income Fund.
Note: Funds that are not included in the table did not pay any commissions related to research for the stated period.

               Janus Capital may use research products and services in servicing other accounts in addition to the Funds. Fixed-income related research products and services may be paid for by commissions generated by equity trades. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

               Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior execution and research, research-related products or services which benefit its advisory clients, including the Funds. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.

               Janus Capital may consider sales of Fund shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Fund shares as a factor in the selection of broker-dealers to execute Fund portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

               When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

               The Funds' Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than the net costs that would be incurred through other brokerage firms that provide comparable best execution.

               The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal periods ending on October 31st of each year:

Fund Name                                           2001          2000           1999
----------------------------------------------------------------------------------------
Janus Enterprise Fund                            $  803,218    $ 4,583,253    $1,437,645
Janus Mercury Fund                               $1,956,037    $13,866,778    $7,635,143
Janus Special Situations Fund                    $  177,235    $ 3,001,448    $2,062,789
Janus Strategic Value Fund                       $  621,938    $ 7,156,098(1)        N/A
Janus Orion Fund                                 $  240,695    $   998,890(2)        N/A
Janus Fund 2                                     $  225,412(3)         N/A           N/A
Janus Global Value Fund                          $    5,535(4)         N/A           N/A
Janus Core Equity Fund(5)                        $  129,018    $ 1,355,115    $  493,786
Janus Growth and Income Fund                     $  586,980    $ 5,807,271    $3,425,984
Janus Balanced Fund                              $  451,600    $ 3,466,502    $1,046,051
Janus Flexible Income Fund                           -         $    22,597    $    5,000
Janus High-Yield Fund                                -         $     6,633    $   12,353
Janus Federal Tax-Exempt Fund                        -         $        68        -
Janus Short-Term Bond Fund                                          -         $    1,411

(1) February 29, 2000 (inception) to October 31, 2000.
(2) June 30, 2000 (inception) to October 31, 2000.
(3) December 29, 2000 (inception) to October 31, 2001.
(4) June 29, 2001 (inception) to October 31, 2001.
(5) Formerly, Janus Equity Income Fund.

               Included in such brokerage commissions are the following amounts paid to DSTS, which served to reduce each Fund's out-of-pocket expenses as follows:

                                    Commission Paid
                                  through DSTS for the
                                      Period Ended       Reduction of    % of Total     % of Total
Fund Name                          October 31, 2001*      Expenses*     Commissions+   Transactions
----------------------------------------------------------------------------------------------------
Janus Enterprise Fund                    $66,888           $50,179          8.33%          7.79%
Janus Mercury Fund                       $29,688           $22,272          1.52%          2.48%
Janus Special Situations Fund            $18,950           $14,216         10.69%          6.51%
Janus Strategic Value Fund               $56,298           $42,234          9.05%         11.43%
Janus Orion Fund                         $13,472           $10,106          5.60%          2.74%
Janus Fund 2(1)                          $ 4,500           $ 3,376          2.00%          4.95%
Janus Global Value Fund(2)               $   933           $   700         16.86%         10.46%
Janus Core Equity Fund(3)                $12,637           $ 9,480          9.80%          8.36%
Janus Growth and Income Fund             $37,480           $28,117          6.39%         11.33%
Janus Balanced Fund                      $41,217           $30,920          9.13%          5.71%

 * The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.
 + Differences in the percentage of total commissions versus the percentage of total transactions is due, in part, to variations among share prices and number of shares traded, while average price per share commission rates were substantially the same.
(1) December 29, 2000 (inception) to October 31, 2001.
(2) June 29, 2001 (inception) to October 31, 2001.
(3) Formerly, Janus Equity Income Fund.
Note: Funds that did not execute trades with DSTS during the stated period are not included in the table.

                                Commission Paid                       Commission Paid
                              through DSTS for the                  through DSTS for the
                                  Period Ended       Reduction of       Period Ended       Reduction of
Fund Name                      October 31, 2000*      Expenses*      October 31, 1999*      Expenses*
-------------------------------------------------------------------------------------------------------
Janus Enterprise Fund                   N/A                N/A            $   917            $   688
Janus Mercury Fund                  $90,323            $67,743            $77,757            $58,318
Janus Special Situations Fund       $ 5,500            $ 4,125            $24,048            $18,036
Janus Core Equity Fund(1)           $ 8,119            $ 6,089                N/A                N/A
Janus Growth and Income Fund        $77,670            $58,253            $33,857            $25,393
Janus Balanced Fund                 $ 2,448            $ 1,836            $ 3,274            $ 2,456

 * The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.
(1) Formerly, Janus Equity Income Fund.
Note: Funds that did not execute trades with DSTS during the stated periods are not included in the table.

               The Funds may also place trades with E*Trade Securities ("E*Trade"), a registered broker-dealer and a wholly-owned subsidiary of E*Trade Group, Inc. Janus Capital owns, in the aggregate, more than 5% of the outstanding securities of E*Trade Group in various accounts, including the Funds. By virtue of such ownership, E*Trade Group is considered an affiliate of Janus Capital for 1940 Act purposes. Because it is a wholly-owned subsidiary of E*Trade Group, an affiliate of the Funds, E*Trade is considered an affiliated broker of the Funds. The table below sets forth the aggregate dollar amount of brokerage commissions paid by each Fund to E*Trade for the fiscal year ended October 31, 2001. The Funds did not execute any transactions through E*Trade during their fiscal years ended October 31, 1999 or October 31, 2000. Funds not listed below did not pay any commissions to E*Trade.

                                                              Aggregate Commissions
Fund Name                                                        Paid to E*Trade
-----------------------------------------------------------------------------------
Janus Mercury Fund                                                    $795

               For the most recent fiscal year ended October 31, 2001, the table below shows the percentage of each Fund's aggregate brokerage commissions paid to E*Trade and the percentage of each Fund's aggregate dollar amount of transactions involving the payment of commissions effected through E*Trade. Funds not listed below did not pay any commissions to E*Trade.

                                                                        Percentage of Aggregate
                                            Percentage of Aggregate      Transactions Effected
Fund Name                                 Commissions Paid to E*Trade       Through E*Trade
-----------------------------------------------------------------------------------------------
Janus Mercury Fund                                  0.01%                        0.01%

               As of October 31, 2001, certain Funds owned securities of their regular broker-dealers (or parents), as shown below:

                                                                    Value of
                                            Name of                Securities
Fund Name                                Broker-Dealer                Owned
------------------------------------------------------------------------------
Janus Enterprise Fund          Charles Schwab Corp.                $17,989,045
Janus Enterprise Fund          E*TRADE Group, Inc.                  16,847,302
Janus Mercury Fund             E*TRADE Group, Inc.                  81,743,977
Janus Mercury Fund             Goldman Sachs Group, Inc.            73,485,641
Janus Special Situations Fund  E*TRADE Group, Inc.                  16,681,251
Janus Special Situations Fund  Lehman Brothers Holdings, Inc.       13,531,022
Janus Strategic Value Fund     Lehman Brothers Holdings, Inc.       77,239,285
Janus Orion Fund               E*TRADE Group, Inc.                  19,968,577
Janus Orion Fund               Goldman Sachs Group, Inc.            14,530,335
Janus Growth and Income Fund   Charles Schwab Corp.                 39,978,232
                               Goldman Sachs Group, Inc.            81,481,018
                               Merrill Lynch, Pierce, Fenner and    71,605,113
                                Smith, Inc.
Janus Balanced Fund            Charles Schwab Corp.                 15,833,000
Janus Balanced Fund            J.P. Morgan Securities, Inc.         58,850,199
Janus Balanced Fund            Merrill Lynch, Pierce, Fenner and    16,371,580
                                Smith, Inc.
Janus Balanced Fund            Salomon Smith Barney Holdings,       25,193,150
                                Inc.
Janus High-Yield Fund          Labranche & Company, Inc.             3,240,000
Janus Short-Term Bond Fund     Merrill Lynch, Pierce, Fenner and     9,139,063
                                Smith, Inc.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

               The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years. Each Trustee has served in that capacity since he was originally elected or appointed. In addition, each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Aspen Series and Janus Adviser Series. Collectively, these three registered investment companies consist of 52 series or funds.

               The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary.

--------------------------------------------------------------------------------------------------
                                             TRUSTEES
--------------------------------------------------------------------------------------------------
                                                                      NUMBER OF
                                                                      PORTFOLIOS IN
                                                                      FUND           OTHER
                   POSITIONS                 PRINCIPAL OCCUPATIONS    COMPLEX        DIRECTORSHIPS
NAME, AGE AND      HELD WITH  LENGTH OF      DURING THE PAST          OVERSEEN BY    HELD BY
ADDRESS            FUND       TIME SERVED    FIVE YEARS               TRUSTEE        TRUSTEE
--------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------------
 Thomas H.         President, 6/69-Present   Until July 1, 2002,      52             N/A
 Bailey*           Chairman                  President and Chief
 100 Fillmore      and                       Executive Officer of
 Street            Trustee                   Janus Capital.
 Denver, CO 80206                            Formerly, President and
 Age 64                                      Director (1994-2002) of
                                             the Janus Foundation;
                                             Chairman and Director
                                             (1978-2002) of Janus
                                             Capital Corporation;
                                             and Director
                                             (1997-2001) of Janus
                                             Distributors, Inc.
--------------------------------------------------------------------------------------------------

* The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

--------------------------------------------------------------------------------------------------
                                             TRUSTEES
--------------------------------------------------------------------------------------------------
                                                                      NUMBER OF
                                                                      PORTFOLIOS IN
                                                                      FUND           OTHER
                   POSITIONS                 PRINCIPAL OCCUPATIONS    COMPLEX        DIRECTORSHIPS
NAME, AGE AND      HELD WITH  LENGTH OF      DURING THE PAST          OVERSEEN BY    HELD BY
ADDRESS            FUND       TIME SERVED    FIVE YEARS               TRUSTEE        TRUSTEE
--------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------
 William F.        Trustee    6/02-Present   Executive Vice           52             Founding
 McCalpin                                    President and Chief                     Director and
 100 Fillmore                                Operating Officer of                    Board Chair,
 Street                                      The Rockefeller                         Solar
 Denver, CO 80206                            Brothers Fund (a                        Development
 Age 45                                      private family                          Foundation;
                                             foundation). Formerly,                  Trustee and
                                             Director of Investments                 Vice
                                             (1991-1998) of The John                 President,
                                             D. and Catherine T.                     Asian
                                             MacArthur Foundation (a                 Cultural
                                             private family                          Council.
                                             foundation).
--------------------------------------------------------------------------------------------------
 John W.           Trustee    6/02-Present   President and Chief      52             Chairman of
 McCarter, Jr.                               Executive Officer of                    the Board,
 100 Fillmore                                The Field Museum of                     Divergence
 Street                                      Natural History.                        LLC; Director
 Denver, CO 80206                            Formerly, Senior Vice                   of A.M.
 Age 64                                      President (1987-1997)                   Castle & Co.,
                                             of Booz-Allen &                         Harris
                                             Hamilton, Inc. (a                       Insight
                                             management consulting                   Funds, W.W.
                                             firm).                                  Grainger,
                                                                                     Inc.; Trustee
                                                                                     of WTTW
                                                                                     (Chicago
                                                                                     public
                                                                                     television
                                                                                     station), the
                                                                                     University of
                                                                                     Chicago and
                                                                                     Chicago
                                                                                     Public
                                                                                     Education
                                                                                     Fund.
--------------------------------------------------------------------------------------------------
 Dennis B. Mullen  Trustee    2/71-Present   Private Investor.        52             N/A
 100 Fillmore                                Formerly (1997-1998)
 Street                                      Chief Financial
 Denver, CO 80206                            Officer - Boston Market
 Age 58                                      Concepts, Boston
                                             Chicken, Inc., Golden,
                                             CO (a restaurant
                                             chain).
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                             TRUSTEES
--------------------------------------------------------------------------------------------------
                                                                      NUMBER OF
                                                                      PORTFOLIOS IN
                                                                      FUND           OTHER
                   POSITIONS                 PRINCIPAL OCCUPATIONS    COMPLEX        DIRECTORSHIPS
NAME, AGE AND      HELD WITH  LENGTH OF      DURING THE PAST          OVERSEEN BY    HELD BY
ADDRESS            FUND       TIME SERVED    FIVE YEARS               TRUSTEE        TRUSTEE
--------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CNTD.)
--------------------------------------------------------------------------------------------------
 James T. Rothe    Trustee    1/97-Present   Professor of Business,   52             Director of
 100 Fillmore                                University of Colorado,                 Optika, Inc.
 Street                                      Colorado Springs, CO.                   and NeoCore
 Denver, CO 80206                            Formerly, Distinguished                 Corp.
 Age 58                                      Visiting Professor of
                                             Business (2001-2002),
                                             Thunderbird (American
                                             Graduate School of
                                             International
                                             Management), Phoenix,
                                             AZ; and Principal
                                             (1988-1999) of
                                             Phillips-Smith Retail
                                             Group, Colorado
                                             Springs, CO (a venture
                                             capital firm).
--------------------------------------------------------------------------------------------------
 William D.        Trustee    6/84-Present   Corporate Vice           52             N/A
 Stewart                                     President and General
 100 Fillmore                                Manager of MKS
 Street                                      Instruments - HPS
 Denver, CO 80206                            Products, Boulder, CO
 Age 57                                      (a manufacturer of
                                             vacuum fittings and
                                             valves).
--------------------------------------------------------------------------------------------------
 Martin H.         Trustee    8/69-Present   Consultant               52             N/A
 Waldinger
 100 Fillmore
 Street
 Denver, CO 80206
 Age 63
--------------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
                                             OFFICERS
---------------------------------------------------------------------------------------------------
                                          TERM OF OFFICE*
NAME, AGE AND        POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS              FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------
 Jonathan D.         Executive Vice       2/02-Present        Vice President of Janus Capital.
 Coleman**           President and                            Formerly, Co-Portfolio Manager (1997-
 100 Fillmore        Portfolio Manager                        2000) for Janus Venture Fund and
 Street              Janus Enterprise                         Analyst (1994-1997 and 2000-2002) for
 Denver, CO 80206    Fund                                     Janus Capital Corporation.
 Age 31
---------------------------------------------------------------------------------------------------
 David J.            Executive Vice       8/97-Present        Vice President of Janus Capital.
 Corkins**+          President and                            Formerly, Analyst (1995-1997) for
 100 Fillmore        Portfolio Manager                        Janus Capital Corporation.
 Street              Janus Growth and
 Denver, CO 80206    Income Fund
 Age 35
---------------------------------------------------------------------------------------------------
 David C. Decker**   Executive Vice       9/96-Present        Vice President of Janus Capital.
 100 Fillmore        President and                            Formerly, Assistant Vice President
 Street              Portfolio Manager                        (1996-1997) of Janus Capital
 Denver, CO 80206    Janus Special                            Corporation.
 Age 36              Situations Fund
                     Janus Strategic
                     Value Fund
---------------------------------------------------------------------------------------------------
 Warren B. Lammert,  Executive Vice       2/93-Present        Vice President of Janus Capital.
 III**+              President and
 100 Fillmore        Portfolio Manager
 Street              Janus Mercury Fund
 Denver, CO 80206
 Age 40
---------------------------------------------------------------------------------------------------
 Sharon S.           Executive Vice       1/01-Present        Vice President of Janus Capital.
 Pichler**           President and
 100 Fillmore        Portfolio Manager
 Street              Janus Federal Tax-
 Denver, CO 80206    Exempt Fund
 Age 53
---------------------------------------------------------------------------------------------------
 Karen L. Reidy**    Executive Vice       1/00-Present        Vice President of Janus Capital.
 100 Fillmore        President and                            Formerly, Analyst (1995-1999) of
 Street              Portfolio Manager                        Janus Capital Corporation.
 Denver, CO 80206    Janus Balanced Fund
 Age 35              Janus Core Equity
                     Fund
---------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital. + Mr. Lammert and Mr. Corkins are related by marriage.


---------------------------------------------------------------------------------------------------
                                             OFFICERS
---------------------------------------------------------------------------------------------------
                                          TERM OF OFFICE*
NAME, AGE AND        POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS              FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------
 Sandy R.            Executive Vice       12/95-Present       Vice President of Janus Capital.
 Rufenacht, Jr.**    President and                            Formerly, Portfolio Manager (1996-
 100 Fillmore        Portfolio Manager                        1998) of Janus Flexible Income Fund
 Street              Janus High-Yield                         and Assistant Vice President (1996-
 Denver, CO 80206    Fund                                     1997) of Janus Capital Corporation.
 Age 37              Janus Short-Term
                     Bond Fund
---------------------------------------------------------------------------------------------------
 Ron Sachs**         Executive Vice       4/00-Present        Vice President of Janus Capital.
 100 Fillmore        President and                            Formerly, Analyst (1996-2000) for
 Street              Portfolio Manager                        Janus Capital Corporation.
 Denver, CO 80206    Janus Orion Fund
 Age 34
---------------------------------------------------------------------------------------------------
 John H.             Executive Vice       9/00-Present        Vice President of Janus Capital.
 Schreiber**         President and                            Formerly, Analyst (1997-2000) for
 100 Fillmore        Portfolio Manager                        Janus Capital Corporation and Analyst
 Street              Janus Fund 2                             (1995- 1997) for Fidelity
 Denver, CO 80206                                             Investments.
 Age 32
---------------------------------------------------------------------------------------------------
 Ronald V.           Executive Vice       7/92-Present        Vice President of Janus Capital.
 Speaker**           President and                            Formerly, Portfolio Manager (1995-
 100 Fillmore        Portfolio Manager                        1998) of Janus High-Yield Fund.
 Street              Janus Flexible
 Denver, CO 80206    Income Fund
 Age 37
---------------------------------------------------------------------------------------------------
 Jason P. Yee**      Executive Vice       3/01-Present        Vice President of Janus Capital.
 100 Fillmore        President and                            Formerly, Portfolio Manager and
 Street              Portfolio Manager                        Managing Director (1996-2000) for Bee
 Denver, CO 80206    Janus Global Value                       & Associates and Analyst (2000- 2001)
 Age 32              Fund                                     for Janus Capital Corporation.
---------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.


---------------------------------------------------------------------------------------------------
                                             OFFICERS
---------------------------------------------------------------------------------------------------
                                          TERM OF OFFICE*
NAME, AGE AND        POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS              FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------
 Thomas A. Early**   Vice President and   3/98-Present        Vice President, General Counsel,
 100 Fillmore        General Counsel                          Secretary and Interim Director of
 Street                                                       Janus Capital; Vice President,
 Denver, CO 80206                                             General Counsel, Secretary and
 Age 47                                                       Director of Janus Services LLC, Janus
                                                              Capital International LLC and Janus
                                                              Institutional Services LLC; Vice
                                                              President, General Counsel and
                                                              Director to Janus International
                                                              (Asia) Limited and Janus
                                                              International Limited; Vice
                                                              President, General Counsel and
                                                              Secretary to Janus Distributors LLC
                                                              and the Janus Foundation; and
                                                              Director for Janus Capital Trust
                                                              Manager Limited and Janus World
                                                              Funds. Formerly, Director (2001) of
                                                              Janus Distributors, Inc.; Vice
                                                              President, General Counsel, Secretary
                                                              and Director (2000-2002) of Janus
                                                              International Holding, Inc.; and
                                                              Executive Vice President and General
                                                              Counsel/Mutual Funds (1994-1998) of
                                                              Prudential Insurance Company.
---------------------------------------------------------------------------------------------------
 Bonnie M. Howe**    Vice President       12/99-Present       Vice President and Assistant General
 100 Fillmore                                                 Counsel to Janus Capital, Janus
 Street                                                       Distributors LLC and Janus Services
 Denver, CO 80206                                             LLC. Formerly, Assistant Vice
 Age 36                                                       President (1997-1999) and Associate
                                                              Counsel (1995-1999) for Janus Capital
                                                              Corporation and Assistant Vice
                                                              President (1998-2000) for Janus
                                                              Service Corporation.
---------------------------------------------------------------------------------------------------
 Kelley Abbott       Vice President and   12/99-Present       Vice President and Assistant General
 Howes**             Secretary                                Counsel of Janus Capital, Janus
 100 Fillmore                                                 Distributors LLC and Janus Services
 Street                                                       LLC. Formerly, Assistant Vice
 Denver, CO 80206                                             President (1997-1999) of Janus
 Age 36                                                       Capital Corporation; Chief Compliance
                                                              Officer, Director and President
                                                              (1997-1999) of Janus Distributors
                                                              Inc.; and Assistant Vice President
                                                              (1998-2000) of Janus Service
                                                              Corporation.
---------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.


---------------------------------------------------------------------------------------------------
                                             OFFICERS
---------------------------------------------------------------------------------------------------
                                          TERM OF OFFICE*
NAME, AGE AND        POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS              FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------
 David R.            Vice President       6/02-Present        Vice President and Chief Compliance
 Kowalski**                                                   Officer of Janus Capital and Janus
 100 Fillmore                                                 Distributors LLC; and Assistant Vice
 Street                                                       President of Janus Services LLC.
 Denver, CO 80206                                             Formerly, Senior Vice President and
 Age 45                                                       Director (1985-2000) of Mutual Fund
                                                              Compliance for Van Kampen Funds.
---------------------------------------------------------------------------------------------------
 Glenn P.            Treasurer and Chief  1/96-Present        Vice President of Janus Capital.
 O'Flaherty**        Accounting Officer                       Formerly, Director of Fund Accounting
 100 Fillmore                                                 (1991-1997) of Janus Capital
 Street                                                       Corporation.
 Denver, CO 80206
 Age 43
---------------------------------------------------------------------------------------------------
 Loren M. Starr**    Vice President and   9/01-Present        Vice President of Finance, Treasurer,
 100 Fillmore        Chief Financial                          Chief Financial Officer and Interim
 Street              Officer                                  Director of Janus Capital; Vice
 Denver, CO 80206                                             President of Finance, Treasurer and
 Age 40                                                       Chief Financial Officer of Janus
                                                              Services LLC and Janus International
                                                              Limited; Vice President of Finance,
                                                              Treasurer, Chief Financial Officer
                                                              and Director of Janus Distributors
                                                              LLC, Janus Capital International LLC
                                                              and Janus Institutional Services LLC;
                                                              and Director of Janus Capital Trust
                                                              Manager Limited and Janus World
                                                              Funds. Formerly, Vice President of
                                                              Finance, Treasurer, Chief Financial
                                                              Officer (2001-2002) and Director
                                                              (2002) of Janus International
                                                              Holding, Inc.; Managing Director,
                                                              Treasurer and Head of Corporate
                                                              Finance and Reporting (1998-2001) for
                                                              Putnam Investments; and Senior Vice
                                                              President of Financial Planning and
                                                              Analysis (1996-1998) for Lehman
                                                              Brothers, Inc.
---------------------------------------------------------------------------------------------------
 Heidi J. Walter**   Vice President       4/00-Present        Vice President and Assistant General
 100 Fillmore                                                 Counsel to Janus Capital and Janus
 Street                                                       Services LLC. Formerly, Vice
 Denver, CO 80206                                             President and Senior Legal Counsel
 Age 34                                                       (1995-1999) for Stein Roe & Farnham,
                                                              Inc.
---------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.

               The Trustees are responsible for major decisions relating to each Fund's objective(s), policies and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Information about each of these committees is provided in the following table:

--------------------------------------------------------------------------------------------------
                                                                            NUMBER OF MEETINGS
                                                    MEMBERS (AS OF          HELD DURING LAST
                        FUNCTIONS                   JUNE 19, 2002)          FISCAL YEAR
--------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE        Reviews the financial       John W. McCarter, Jr.             4
                        reporting process, the      (Chairman)
                        system of internal          Dennis B. Mullen
                        control, the audit          William D. Stewart
                        process, and the Trusts'
                        process for monitoring
                        compliance with investment
                        restrictions and
                        applicable laws and the
                        Trusts' Code of Ethics.
--------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE    Reviews and makes           James T. Rothe                    5
                        recommendations regarding   (Chairman)
                        matters related to the      William F. McCalpin
                        Trusts' use of brokerage    Dennis B. Mullen
                        commissions and placement
                        of portfolio transactions.
--------------------------------------------------------------------------------------------------
 MONEY MARKET           Reviews various matters     Martin H. Waldinger               4
 COMMITTEE              related to the operations   (Chairman)
                        of the Janus Money Market   William F. McCalpin
                        Funds, including            James T. Rothe
                        compliance with each
                        Trust's Money Market Fund
                        Procedures.
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                            NUMBER OF MEETINGS
                                                    MEMBERS (AS OF          HELD DURING LAST
                        FUNCTIONS                   JUNE 19, 2002)          FISCAL YEAR
--------------------------------------------------------------------------------------------------
 NOMINATING AND         Identifies and recommends   Dennis B. Mullen                  3
 GOVERNANCE COMMITTEE   individuals for Trustee     (Chairman)
                        membership, consults with   John W. McCarter, Jr.
                        Management in planning      William D. Stewart
                        Trustee meetings, and
                        oversees the
                        administration of, and
                        ensures the compliance
                        with, the Governance
                        Procedures and Guidelines
                        adopted by the Trusts.
--------------------------------------------------------------------------------------------------
 PRICING COMMITTEE      Determines the fair value   William D. Stewart                15
                        of restricted securities    (Chairman)
                        and other securities for    James T. Rothe
                        which market quotations     Martin H. Waldinger
                        are not readily available,
                        pursuant to procedures
                        adopted by the Trustees.
--------------------------------------------------------------------------------------------------

               The table below gives the dollar range of Shares of each Fund described in this SAI, as well as the aggregate dollar range of shares of all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2001.

---------------------------------------------------------------------------------------------------
                                                                          AGGREGATE DOLLAR RANGE OF
                                                                          EQUITY SECURITIES IN ALL
                                                                          REGISTERED INVESTMENT
                     DOLLAR RANGE OF EQUITY                               COMPANIES OVERSEEN BY
NAME OF TRUSTEE      SECURITIES IN THE FUNDS                              TRUSTEE IN JANUS FUNDS
---------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY    Janus Enterprise Fund              $10,001-$50,000         Over $100,000
                     Janus Mercury Fund                   Over $100,000
                     Janus Special Situations             Over $100,000
                      Fund
                     Janus Strategic Value Fund           Over $100,000
                     Janus Orion Fund                     Over $100,000
                     Janus Fund 2                         Over $100,000
                     Janus Global Value Fund              Over $100,000
                     Janus Core Equity Fund               Over $100,000
                     Janus Growth and Income Fund         Over $100,000
                     Janus Balanced Fund                $10,001-$50,000
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                                                          AGGREGATE DOLLAR RANGE OF
                                                                          EQUITY SECURITIES IN ALL
                                                                          REGISTERED INVESTMENT
                     DOLLAR RANGE OF EQUITY                               COMPANIES OVERSEEN BY
NAME OF TRUSTEE      SECURITIES IN THE FUNDS                              TRUSTEE IN JANUS FUNDS
---------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------
 WILLIAM F.          None                                                       Over $100,000
 MCCALPIN*
---------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER,   None                                                           None
 JR.*
---------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN    Janus Enterprise Fund             $50,001-$100,000         Over $100,000
                     Janus Mercury Fund                   Over $100,000
                     Janus Special Situations          $50,001-$100,000
                      Fund
                     Janus Strategic Value Fund        $50,001-$100,000
                     Janus Orion Fund                  $50,001-$100,000
                     Janus Fund 2                      $50,001-$100,000
                     Janus Global Value Fund              Over $100,000
                     Janus Growth and Income Fund         Over $100,000
---------------------------------------------------------------------------------------------------
 JAMES T. ROTHE      Janus Enterprise Fund              $10,001-$50,000         Over $100,000
                     Janus Fund 2                       $10,001-$50,000
---------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART  Janus Enterprise Fund                   $1-$10,000         Over $100,000
                     Janus Flexible Income Fund              $1-$10,000
                     Janus Mercury Fund                $50,001-$100,000
                     Janus Special Situations                $1-$10,000
                      Fund
                     Janus Orion Fund                        $1-$10,000
---------------------------------------------------------------------------------------------------
 MARTIN H.           Janus Strategic Value Fund         $10,001-$50,000         Over $100,000
 WALDINGER
                     Janus Orion Fund                  $50,001-$100,000
---------------------------------------------------------------------------------------------------

* Trustee since June 2002.

               As of December 31, 2001, none of the Trustees or their immediate family members owned shares of Janus Capital, Janus Distributors LLC, or their control persons.

               The following table shows the aggregate compensation earned by and paid to each Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds.

                                              Aggregate Compensation       Total Compensation
                                                From the Funds for      From the Janus Funds for
                                                Fiscal year ended         calendar year ended
Name of Person, Position*                        October 31, 2001        December 31, 2001****
-------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee**                  $0                          $0
William D. Stewart, Trustee***                       $32,035                    $185,000
Dennis B. Mullen, Trustee***                         $29,872                    $185,000
Martin H. Waldinger, Trustee***                      $32,328                    $185,000
James T. Rothe, Trustee***                           $29,677                    $185,000

   * Mr. McCalpin and Mr. McCarter were elected as Trustees in June 2002. Therefore, they did not receive any compensation from the Funds described in this SAI or the Janus Funds during the periods shown in the table.
  ** Mr. Bailey is being treated as an interested person of the Funds and Janus
     Capital and is compensated by Janus Capital.
 *** Independent Trustee.
**** As of December 31, 2001, Janus Funds consisted of three registered investment companies comprised of a total of 51 funds.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

               Shares of the Funds are sold at the net asset value per share as determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE") next occurring after a purchase order is received and accepted by a Fund. The Shareholder's Manual section of the Funds' Prospectuses contains detailed information about the purchase of shares.

NET ASSET VALUE DETERMINATION

               As stated in the Funds' Prospectuses, the net asset value ("NAV") of Fund shares is determined once each day the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of Fund shares is not determined on days the NYSE is closed. The per share NAV of each Fund is determined by dividing the total value of a Fund's securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on an Exchange, the Nasdaq National Market and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Each Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures").

               Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the exchange or market on which that security is traded, and before the Fund calculates its NAV per share, then that security may be valued in good faith under the Valuation Procedures.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

               If investors do not elect online at janus.com, in writing or by phone to receive their dividends and distributions in cash, all income dividends and capital gains distributions, if any, on a Fund's shares are reinvested automatically in additional shares of that Fund at the NAV determined on the payment date. Checks for cash dividends and distributions and confirmations of reinvestments are usually mailed to shareholders within ten days after the record date. Any election of the manner in which a shareholder wishes to receive dividends and distributions (which may be made online at janus.com or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that a Fund receives such notice. Changes to distribution options must be received at least three days prior to the record date to be effective for such date. Investors receiving cash distributions and dividends may elect online at janus.com, in writing or by phone to change back to automatic reinvestment at any time.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

               Procedures for selling shares are set forth in the Shareholder's Manual section of the Funds' Prospectuses. Shares normally will be sold for cash, although each Fund retains the right to sell some or all of its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to sell shares solely in cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of selling the excess in cash or in kind. If shares are sold in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Purchase of Shares - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

               The right to require the Funds to sell their shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

SHAREHOLDER ACCOUNTS
--------------------------------------------------------------------------------

               Detailed information about the general procedures for shareholder accounts and specific types of accounts is set forth in the Funds' Prospectuses and at janus.com. Applications for specific types of accounts may be obtained by visiting janus.com, calling a Janus Representative or writing to the Funds at P.O. Box 173375, Denver, Colorado 80217-3375.

ONLINE AND TELEPHONE TRANSACTIONS

               As stated in the Prospectuses, shareholders may initiate a number of transactions at janus.com and by telephone. The Funds, their transfer agent and their distributor disclaim responsibility for the authenticity of instructions received at janus.com and by telephone. Such entities will employ reasonable procedures to confirm that instructions communicated online at janus.com and by telephone are genuine. Such procedures may include, among others, requiring personal identification prior to acting upon online and telephone instructions, providing written confirmation of online and telephone transactions and tape recording telephone conversations.

SYSTEMATIC REDEMPTIONS

               As stated in the Shareholder's Manual section of the Prospectuses, if you have a regular account or are eligible for distributions from a retirement plan, you may establish a systematic redemption option. The payments will be made from the proceeds of periodic redemptions of shares in the account at the NAV. Depending on the size or frequency of the disbursements requested, and the fluctuation in value of a Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account. Either an investor or a Fund, by written notice to the other, may terminate the investor's systematic redemption option without penalty at any time.

               Information about requirements to establish a systematic redemption option may be obtained by visiting janus.com, calling a Janus Representative or writing the Funds.

TAX-DEFERRED ACCOUNTS
--------------------------------------------------------------------------------

               The Funds offer several different types of tax-deferred accounts that an investor may establish to invest in Fund shares, depending on rules prescribed by the Code. Traditional and Roth Individual Retirement Accounts may be used by most individuals who have taxable compensation. Simplified Employee Pensions and Defined Contribution Plans (Profit Sharing or Money Purchase Pension Plans) may be used by most employers, including corporations, partnerships and small business owners (including sole proprietors), for the benefit of business owners and their employees. In addition, the Funds offer a Section 403(b)(7) Plan for employees of educational organizations and other qualifying tax-exempt organizations. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               Contributions under Traditional and Roth IRAs, SEPs, Defined Contribution Plans and Section 403(b)(7) Plans are subject to specific contribution limitations. Generally, such contributions may be invested at the direction of the participant.

               Distributions from tax-deferred retirement accounts may be subject to ordinary income tax and may be subject to an additional 10% tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Additionally, shareholders generally must start withdrawing retirement plan assets no later than April 1 of the year after they reach age 70 1/2. Several exceptions to these general rules may apply and several methods exist to determine the amount and timing of the minimum annual distribution (if any). Shareholders should consult with their tax adviser or legal counsel prior to receiving any distribution from any tax-deferred account, in order to determine the income tax impact of any such distribution.

               Coverdell Education Savings Accounts (formerly Education IRAs) allow individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally subject to income tax if not used for qualified education expenses.

               To receive additional information about Traditional and Roth IRAs, SEPs, Defined Contribution Plans, Section 403(b)(7) Plans and Coverdell Education Savings Accounts along with the necessary materials to establish an account, please visit janus.com, call a Janus Representative or write to the Funds at P.O. Box 173375, Denver, Colorado 80217-3375. No contribution to a Traditional or Roth IRA, SEP, Defined Contribution Plan, Section 403(b)(7) Plan or Coverdell Education Savings Account can be made until the appropriate forms to establish any such plan have been completed.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS
AND TAX STATUS
--------------------------------------------------------------------------------

               It is a policy of the Funds to make distributions of substantially all of their investment income and any net realized capital gains. Any capital gains realized during each fiscal year ended October 31, as defined by the Code, are normally declared and payable to shareholders in December. Janus Enterprise Fund, Janus Mercury Fund, Janus Special Situations Fund, Janus Strategic Value Fund, Janus Orion Fund, Janus Fund 2, Janus Global Value Fund and Janus Core Equity Fund declare and make annual distributions of income (if any); Janus Balanced Fund and Janus Growth and Income Fund declare and make quarterly distributions of income and Janus Flexible Income Fund, Janus High-Yield Fund, Janus Federal Tax-Exempt Fund and Janus Short-Term Bond Fund declare dividends daily and make monthly distributions of income. If a month begins on a Saturday, Sunday or holiday, dividends for daily dividend Funds for those days are declared at the end of the preceding month. Janus Federal Tax-Exempt Fund will use the "average annual method" to determine the designated percentage of each distribution that is tax-exempt. Under this method, the percentage of income designated as tax-exempt is based on the percentage of tax-exempt income earned for each annual period, and may be substantially different from the Fund's income that was tax-exempt during any monthly period. The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Code. Accordingly, a Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

               The Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Funds, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed.

               Some foreign securities purchased by the Funds may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Funds that qualify under Section 853 of the Code may elect to pass through such taxes to shareholders, who will each decide whether to deduct such taxes or claim a foreign tax credit. If such election is not made, foreign taxes paid or accrued will represent an expense to each Fund which will reduce its investment company taxable income.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

               As of January 31, 2002, the officers and Trustees of the Funds as a group owned less than 1% of the outstanding shares of each of the Funds.

               As of January 28, 2002, Charles Schwab & Co., Inc. ("Schwab"), 101 Montgomery Street, San Francisco, CA 94140-4122, and National Financial Services Co. ("National Financial"), P.O. Box 3908, Church Street Station, New York, NY 10008-3908, owned of record 5% or more of the outstanding shares of the Funds for the exclusive benefit of their customers, as shown below:

Fund Name                                                             Held by Schwab
------------------------------------------------------------------------------------------
Janus Enterprise Fund                                                     14.11%
Janus Mercury Fund                                                        17.55%
Janus Special Situations Fund                                             15.29%
Janus Strategic Value Fund                                                17.78%
Janus Orion Fund                                                          10.77%
Janus Fund 2                                                              22.75%
Janus Global Value Fund                                                   26.16%
Janus Core Equity Fund(1)                                                 18.53%
Janus Growth and Income Fund                                              21.51%
Janus Balanced Fund                                                       18.82%
Janus Flexible Income Fund                                                26.79%
Janus Federal Tax-Exempt Fund                                              8.02%
Janus High-Yield Fund                                                     29.15%
Janus Short-Term Bond Fund                                                 6.82%

Fund Name                                                       Held by National Financial
------------------------------------------------------------------------------------------
Janus Enterprise Fund                                                      7.07%
Janus Mercury Fund                                                         8.27%
Janus Special Situations Fund                                              8.42%
Janus Strategic Value Fund                                                 6.64%
Janus Orion Fund                                                           8.62%
Janus Fund 2                                                               5.04%
Janus Core Equity Fund(1)                                                 10.84%
Janus Growth and Income Fund                                              10.62%
Janus Balanced Fund                                                        7.53%
Janus Flexible Income Fund                                                 8.50%
Janus High-Yield Fund                                                     15.08%
Janus Short-Term Bond Fund                                                 5.26%

(1) Formerly, Janus Equity Income Fund.

               According to information provided by Schwab and National Financial, this ownership is by nominee only and does not represent beneficial ownership of such shares, because they have no investment discretion or voting power with respect to such shares.

               In addition, as of January 28, 2002, more than 5% of the outstanding shares of the following Funds were owned of record by the shareholders listed below:

                                        Shareholder and                  Percentage
Fund                                   Address of Record                 Ownership
-----------------------------------------------------------------------------------
Janus Enterprise Fund    FIIOC as Agent for Certain Employee Benefit        7.88%
                         Plans
                         100 Magellan Way, KW1C
                         Covington, KY 41015-1987

                         The Manufacturers Life Insurance Company (USA)     7.28%
                         250 Bloor Street East, 7th Floor
                         Toronto, ON M4W
                         Canada M4W 1E5

Janus Balanced Fund      FIIOC as Agent for Certain Employee Benefit        8.22%
                         Plans
                         100 Magellan Way, KW1C
                         Covington, KY 41015-1987

               To the knowledge of the Funds, no other shareholder owned 5% or more of the outstanding shares of any Fund as of January 28, 2002.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

               Each Fund is a series of the Trust, a Massachusetts business trust that was created on February 11, 1986. The Trust is an open-end management investment company registered under the 1940 Act. As of the date of this SAI, the Trust offers 26 separate series, three of which currently offer three classes of shares.

               Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

               Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

SHARES OF THE TRUST

               The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. All shares of a Fund participate equally in dividends and other distributions by such Fund, and in residual assets of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion or subscription rights. Shares of each Fund may be transferred by endorsement or stock power as is customary, but a Fund is not bound to recognize any transfer until it is recorded on its books.

SHAREHOLDER MEETINGS

               The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Declaration of Trust or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as changing fundamental policies; electing or removing Trustees; making any changes to the Declaration of Trust that would materially adversely affect shareholders' rights; determining whether to bring certain derivative actions; or for any other purpose that requires a shareholder vote under applicable law or the Trust's governing documents, or as the Trustees consider necessary or desirable. The present Trustees were elected at a meeting of shareholders held on January 31, 2002. Under the Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act.

VOTING RIGHTS

               As a shareholder, you are entitled to one vote for each dollar of net asset value of the Fund that you own. Generally all Funds vote together as a single group, except where a separate vote of one or more Funds is required by law or where the interests of one or more Funds are affected differently from other Funds. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

MASTER/FEEDER OPTION

               The Trust may in the future seek to achieve a Fund's objective by investing all of that Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.

INDEPENDENT ACCOUNTANTS

               PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Funds, audit the Funds' annual financial statements and prepare their tax returns.

REGISTRATION STATEMENT

               The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

               Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in such Fund over periods of 1, 5, and 10 years (up to the life of the Fund) that would equate the initial amount invested to the ending value. These rates of return are quoted using three different measures: (1) average annual total return before taxes; (2) average annual total return after taxes on distributions; and (3) average annual total return after taxes on distribution and redemption. The average annual total return before taxes is calculated based on the following formula: P(1+T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). The average annual total return after taxes on distribution is calculated based on the following formula: P(1+T)(n) = ATV(D) (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), n = the number of years and ATV(D) = the ending value of a hypothetical $1,000 payment made at the beginning of the period). Average annual total return after taxes on distributions and redemption is calculated based on the following formula: P(1+T)(n) = ATV(DR) (where P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distributions and redemptions), n = the number of years and ATV(DR) = the ending value of a hypothetical $1,000 payment made at the beginning of the period).

               All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions, less taxes due on such distributions, are reinvested when paid. The taxes due are calculated using the highest individual marginal federal tax rates and capital gains tax rates in effect on the reinvestment date. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.

               The average annual total return before taxes of each Fund, computed as of October 31, 2001, is shown in the table below:

                                                         Average Annual Total Return (Before Taxes)
                                 Date        Number      ------------------------------------------
                               Available    of Months       One        Five       Ten      Life of
          Fund Name            for Sale    in Lifetime     Year        Years     Years      Fund
---------------------------------------------------------------------------------------------------
Janus Enterprise Fund             9/1/92        110      (56.63)%      4.57%       N/A      12.55%
Janus Mercury Fund                5/3/93        102      (46.21)%     12.44%       N/A      16.89%
Janus Special Situations Fund   12/31/96         58      (34.49)%        N/A       N/A      11.78%
Janus Strategic Value Fund       2/29/00         20      (23.61)%        N/A       N/A     (8.47)%
Janus Orion Fund                 6/30/00         16      (40.69)%        N/A       N/A    (38.46)%
Janus Fund 2                    12/29/00         10           N/A        N/A       N/A    (31.70)%(1)
Janus Global Value Fund          6/29/01          4           N/A        N/A       N/A     (3.10)%(2)
Janus Core Equity Fund(3)        6/28/96         64      (21.70)%     14.50%       N/A      16.18%
Janus Growth and Income Fund     5/15/91      125.5      (27.66)%     15.17%    14.94%      16.38%
Janus Balanced Fund               9/1/92        110       (8.83)%     12.94%       N/A      13.79%
Janus Flexible Income Fund        7/7/87        172        12.41%      7.33%     8.88%       8.52%
Janus Federal Tax-Exempt Fund     5/3/93        102         8.80%      5.21%       N/A       5.11%
Janus High-Yield Fund           12/29/95         70         2.23%      5.98%       N/A       8.37%
Janus Short-Term Bond Fund        9/1/92        110         9.50%      6.61%       N/A       5.69%

(1) Cumulative total return from December 29, 2000 (inception) to October 31, 2001.
(2)  Cumulative total return from June 29, 2001 (inception) to October 31, 2001.
(3)  Formerly, Janus Equity Income Fund

               Average annual total return after taxes on distributions assumes that (1) taxes are paid on distributions at the time of the distribution; (2) shares were held for the entire measurement period; and (3) no taxes have been paid on accumulated capital appreciation. The average annual total return after taxes on distributions of each Fund, computed as of October 31, 2001, is shown in the table below:

                                                         Average Annual Return (After Taxes on
                                                                     Distributions)
                                 Date        Number      --------------------------------------
                               Available    of Months      One        Five     Ten     Life of
          Fund Name            for Sale    in Lifetime     Year      Years    Years      Fund
-----------------------------------------------------------------------------------------------
Janus Enterprise Fund             9/1/92        110      (56.63)%     3.25%      N/A     11.19%
Janus Mercury Fund                5/3/93        102      (48.03)%     8.87%      N/A     14.00%
Janus Special Situations Fund   12/31/96         58      (35.53)%       N/A      N/A     10.01%
Janus Strategic Value Fund       2/29/00         20      (24.33)%       N/A      N/A    (8.99)%
Janus Orion Fund                 6/30/00         16      (40.76)%       N/A      N/A   (38.51)%
Janus Fund 2                    12/29/00         10           N/A       N/A      N/A   (31.70)%(1)
Janus Global Value Fund          6/29/01          4           N/A       N/A      N/A    (3.10)%(2)
Janus Core Equity Fund(3)        6/28/96         64      (24.06)%    12.56%      N/A     14.31%
Janus Growth and Income Fund     5/15/91      125.5      (28.59)%    12.90%   13.12%     14.61%
Janus Balanced Fund               9/1/92        110      (10.98)%    10.20%      N/A     11.53%
Janus Flexible Income Fund        7/7/87        172         9.68%     4.28%    5.66%      5.33%
Janus Federal Tax-Exempt Fund     5/3/93        102         8.77%     5.17%      N/A      5.07%
Janus High-Yield Fund           12/29/95         70       (0.93)%     2.13%      N/A      4.48%
Janus Short-Term Bond Fund        9/1/92        110         7.40%     4.26%      N/A      3.37%

(1) Cumulative total return from December 29, 2000 (inception) to October 31, 2001.
(2)  Cumulative total return from June 29, 2001 (inception) to October 31, 2001.
(3)  Formerly, Janus Equity Income Fund

               Average annual total return after taxes on distributions and redemption assumes that (1) taxes are paid at the time of the distribution; (2) shares have been sold at the end of the measurement period; and (3) the long-term capital gains tax rate is applied on accumulated capital appreciation for all periods. If a capital loss would have occurred on liquidation, the loss is recorded as a tax benefit, increasing the return after taxes on distributions and redemption. The average annual total return after taxes on distributions and redemption of each Fund, computed as of October 31, 2001, is shown in the table below:

                                                          Average Annual Total Return (After Taxes on
                                                                 Distributions and Redemption)
                                 Date        Number      ----------------------------------------------
                               Available    of Months       One          Five       Ten       Life of
          Fund Name            for Sale    in Lifetime      Year        Years      Years        Fund
-------------------------------------------------------------------------------------------------------
Janus Enterprise Fund             9/1/92        110       (34.49)%       3.64%        N/A       10.38%
Janus Mercury Fund                5/3/93        102       (26.14)%       9.44%        N/A       13.45%
Janus Special Situations Fund   12/31/96         58       (19.80)%         N/A        N/A        9.45%
Janus Strategic Value Fund       2/29/00         20       (14.30)%         N/A        N/A      (6.93)%
Janus Orion Fund                 6/30/00         16       (24.76)%         N/A        N/A     (30.24)%
Janus Fund 2                    12/29/00         10            N/A         N/A        N/A     (19.31)%(1)
Janus Global Value Fund          6/29/01          4            N/A         N/A        N/A      (1.89)%(2)
Janus Core Equity Fund(3)        6/28/96         64       (11.47)%      11.38%        N/A       12.91%
Janus Growth and Income Fund     5/15/91      125.5       (15.96)%      11.91%     12.13%       13.54%
Janus Balanced Fund               9/1/92        110        (4.74)%       9.38%        N/A       10.56%
Janus Flexible Income Fund        7/7/87        172          7.46%       4.34%      5.58%        5.36%
Janus Federal Tax-Exempt Fund     5/3/93        102          7.17%       5.12%        N/A        5.06%
Janus High-Yield Fund           12/29/95         70          1.35%       2.88%        N/A        4.83%
Janus Short-Term Bond Fund        9/1/92        110          5.73%       4.11%        N/A        3.37%

(1) Cumulative total return from December 29, 2000 (inception) to October 31, 2001.
(2)  Cumulative total return from June 29, 2001 (inception) to October 31, 2001.
(3)  Formerly, Janus Equity Income Fund.

               Quotations of a Fund's yield are based on the investment income per share earned during a particular 30-day period (including dividends, if any, and interest), less expenses accrued during the period ("net investment income"), and are computed by dividing net investment income by the net asset value per share on the last day of the period, according to the following formula:

                                 YIELD = 2[(a - b + 1)(6) - 1]
                                            -----
                                             cd

               where a = dividend and interest income
                     b = expenses accrued for the period (net of reimbursements) c = average daily number of shares outstanding during the period that were entitled to receive dividends
                     d = maximum net asset value per share on the last day of
                         the period

               The tax-equivalent yield used for Janus Federal Tax-Exempt Fund is the rate that an investor would have to earn from a fully taxable investment after taxes to equal the Fund's tax-free yield. Tax-equivalent yields are calculated by dividing a Fund's yield by the result of one minus a stated federal or combined federal and state tax rate. If only a portion of a Funds' yield is tax-exempt, only that portion is adjusted in the calculation. Janus Federal Tax-Exempt Fund may invest a portion of its assets in obligations that are subject to federal income tax. When the Fund invests in these obligations, its tax-equivalent yield will be lower.

               The yield for the 30-day period ending October 31, 2001, for the Fixed-Income Funds is shown below:

Janus Flexible Income Fund                 5.20%
Janus Federal Tax-Exempt Fund              4.15%
Janus High-Yield Fund                      8.17%
Janus Short-Term Bond Fund                 3.34%

               From time to time in advertisements or sales material, the Funds may discuss their performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc. ("Lipper"), Ibbotson Associates, Micropal or Morningstar, Inc. ("Morningstar") or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's, or Smart Money. The Funds may also compare their performance to that of other selected mutual funds (for example, peer groups created by Lipper or Morningstar), mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's 400 Midcap Index, the Dow Jones Industrial Average, the Lehman Brothers Government/Credit Index, the Lehman Brothers 1-3 Year Government/Credit Index, the Lehman Brothers High Yield Index, the Lehman Brothers Municipal Bond Index, the Russell 2000 Index and the NASDAQ composite. In addition, the Funds may compare their total return or yield to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Funds and such other funds or market indicators may be comprised of securities that differ significantly from the Funds' investments.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORTS

               The following audited financial statements for the period ended October 31, 2001 are hereby incorporated into this SAI by reference to the Funds' Annual Reports dated October 31, 2001:

               Schedules of Investments as of October 31, 2001

               Statements of Operations for the period ended October 31, 2001

               Statements of Assets and Liabilities as of October 31, 2001

               Statements of Changes in Net Assets for the periods ended October 31, 2001 and 2000

               Financial Highlights for each of the periods indicated

               Notes to Financial Statements

               Reports of Independent Accountants

               The portions of such Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES

               The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and
                                             interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more
                                             susceptible to the adverse effects
                                             of changing circumstances and
                                             economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit
                                             adequate protection parameters, but
                                             adverse economic conditions or
                                             changing circumstances more likely
                                             to lead to a weakened capacity to
                                             pay principal and interest than for
                                             higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to
                                             meet required interest and
                                             principal payments. BB - lowest
                                             degree of speculation; C - the
                                             highest degree of speculation.
                                             Quality and protective
                                             characteristics outweighed by large
                                             uncertainties or major risk
                                             exposure to adverse conditions.
                D........................... In default.

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade
                                             bond group.
                A........................... Upper-medium grade obligations;
                                             many favorable investment
                                             attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly
                                             secured. Interest and principal
                                             appear adequate for the present but
                                             certain protective elements may be
                                             lacking or may be unreliable over
                                             any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest
                                             and principal payments not well
                                             safeguarded during good and bad
                                             times.
                B........................... Lack characteristics of desirable investment; potentially low
                                             assurance of timely interest and
                                             principal payments or maintenance
                                             of other contract terms over time.
                Caa......................... Poor standing, may be in default;
                                             elements of danger with respect to
                                             principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked
                                             shortcomings.
                C........................... Lowest-rated; extremely poor
                                             prospects of ever attaining
                                             investment standing.

               Unrated securities will be treated as noninvestment grade securities unless a portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

                       This page intentionally left blank

                    [JANUS LOGO]
                                    www.janus.com

                                    PO Box 173375
                                    Denver, CO 80217-3375
                                    1-800-525-3713

                                    February 25, 2002
                                    As Supplemented April 3, 2002, May 13, 2002,
                                    May 31, 2002 and June 19, 2002

                               DOMESTIC EQUITY FUNDS    GLOBAL/INTERNATIONAL EQUITY FUNDS
                               Janus Fund               Janus Worldwide Fund
                               Janus Twenty Fund        Janus Overseas Fund
                               Janus Venture Fund       Janus Global Life Sciences Fund
                               Janus Olympus Fund       Janus Global Technology Fund

                             JANUS INVESTMENT FUND

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") pertains to the Funds listed above, each of which is a separate series of Janus Investment Fund, a Massachusetts business trust.

     Although the Funds are closed, current investors may continue to invest in the Funds and/or open new Fund accounts. Once an account is closed, additional investments will not be accepted unless you meet one of the specified criteria. You may be required to demonstrate eligibility to purchase shares of a Fund before your investment is accepted. See the "Shareholder's Manual" section of the Funds' Prospectuses for more details. The Funds may resume sales of their shares to new investors at some future date, but they have no present intention to do so.

     This SAI is not a Prospectus and should be read in conjunction with the Funds' Prospectuses dated February 25, 2002, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from the Trust on janus.com, by calling 1-800-525-3713, or by writing the Funds at the address shown on the back cover of this SAI. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge, on janus.com, by calling 1-800-525-3713, or by writing the Funds at the address shown on the back cover of this SAI.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                Classification, Investment Policies
                and Restrictions, and Investment
                Strategies and Risks............................    2
                Investment Adviser..............................   42
                Custodian, Transfer Agent
                and Certain Affiliations........................   48
                Portfolio Transactions and Brokerage............   50
                Trustees and Officers...........................   57
                Purchase of Shares..............................   68
                   Net Asset Value Determination................   68
                   Reinvestment of Dividends and Distributions..   69
                Redemption of Shares............................   71
                Shareholder Accounts............................   72
                   Online and Telephone Transactions............   72
                   Systematic Redemptions.......................   72
                Tax-Deferred Accounts...........................   73
                Income Dividends,
                Capital Gains Distributions and Tax Status......   75
                Principal Shareholders..........................   76
                Miscellaneous Information.......................   78
                   Shares of the Trust..........................   78
                   Shareholder Meetings.........................   79
                   Voting Rights................................   79
                   Master/Feeder Option.........................   80
                   Independent Accountants......................   80
                   Registration Statement.......................   80
                Performance Information.........................   81
                Financial Statements............................   85
                Appendix A......................................   86

CLASSIFICATION, INVESTMENT POLICIES AND
RESTRICTIONS, AND INVESTMENT STRATEGIES
AND RISKS
--------------------------------------------------------------------------------

CLASSIFICATION

               Each Fund is a series of the Trust, an open-end, management investment company. The Investment Company Act of 1940 ("1940 Act") classifies mutual funds as either diversified or nondiversified. Janus Twenty Fund, Janus Olympus Fund, Janus Global Life Sciences Fund and Janus Global Technology Fund intend to operate in a nondiversified manner. Each of these Funds may at times, however, operate in a diversified manner if market conditions warrant. The nondiversified Funds will be operated in a manner consistent with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, and the regulations thereunder (the "Code"). Janus Fund, Janus Venture Fund, Janus Worldwide Fund and Janus Overseas Fund are diversified funds.

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

               The Funds are subject to certain fundamental policies and restrictions that may not be changed without shareholder approval. Shareholder approval means approval by the lesser of
               (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund if a matter affects just that Fund), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund) are present or represented by proxy. The following policies are fundamental policies of the Funds. Each of these policies applies to all of the Funds, except policies (1) and (2), which apply only to the Funds specifically listed in that policy.

               (1) With respect to 75% of its total assets, Janus Fund, Janus Venture Fund, Janus Worldwide Fund and Janus Overseas Fund may not purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements collateralized by U.S. Government securities, and other investment companies) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

               Each Fund may not:

               (2) Invest 25% or more of the value of its total assets in any particular industry (other than U.S. government securities). This policy does not apply to Janus Global Life Sciences Fund. For the purposes of this limitation only, industrial development bonds issued by nongovernmental users shall not be deemed to be municipal obligations. Industrial development bonds shall be classified according to the industry of the entity that has the ultimate responsibility for the payment of principal and interest on the obligation.

               (3) Invest directly in real estate or interests in real estate; however, the Funds may own debt or equity securities issued by companies engaged in those businesses.

               (4) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Funds from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

               (5) Lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

               (6) Act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

               (7) Borrow money except that the Funds may borrow money for temporary or emergency purposes (not for leveraging or invest-

               ment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

               As a fundamental policy, each Fund may, notwithstanding any other investment policy or limitation (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and limitations as such Fund.

               The Trustees have adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval. The additional investment restrictions adopted by the Trustees to date include the following:

               (a) A Fund will not (i) enter into any futures contracts and related options for purposes other than bona fide hedging transactions within the meaning of Commodity Futures Trading Commission ("CFTC") regulations if the aggregate initial margin and premiums required to establish positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions will exceed 5% of the fair market value of a Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into; and (ii) enter into any futures contracts if the aggregate amount of such Fund's commitments under outstanding futures contracts positions would exceed the market value of its total assets.

               (b) The Funds may sell securities short if they own or have the right to obtain securities equivalent in kind and amount to the securities sold short without the payment of any additional consideration therefor, and provided that transactions in futures, options, swaps and forward contracts are not deemed to constitute selling securities short. In addition, the Funds may engage in

               "naked" short sales, which involve selling a security that a Fund borrows and does not own. The total market value of all of a Fund's naked short sale positions will not exceed 8% of its assets.

               (c) The Funds do not currently intend to purchase securities on margin, except that the Funds may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments and other deposits in connection with transactions in futures, options, swaps and forward contracts shall not be deemed to constitute purchasing securities on margin.

               (d) A Fund may not mortgage or pledge any securities owned or held by such Fund in amounts that exceed, in the aggregate, 15% of that Fund's net asset value, provided that this limitation does not apply to reverse repurchase agreements, deposits of assets to margin, guarantee positions in futures, options, swaps or forward contracts, or the segregation of assets in connection with such contracts.

               (e) The Funds do not currently intend to purchase any security or enter into a repurchase agreement if, as a result, more than 15% of their respective net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. The Trustees, or the Funds' investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A Securities"), or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

               (f) The Funds may not invest in companies for the purpose of exercising control of management.

               Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Funds may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital Management LLC ("Janus Capital") serves as investment adviser. All such borrowing and lending will be subject to the above limits. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

               For the purposes of these investment restrictions, the identification of the issuer of a municipal obligation depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if the bond is backed only by assets and revenues of a nongovernmental user, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate security that would be treated as an issue of the guaranteeing entity.

               For the purposes of each Fund's policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single industry are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT POLICIES APPLICABLE TO CERTAIN FUNDS

               JANUS GLOBAL LIFE SCIENCES FUND. As a fundamental policy, Janus Global Life Sciences Fund will normally invest at least 25% of its total assets, in the aggregate, in the following industry groups: health care; pharmaceuticals; agriculture;
               cosmetics/personal care; and biotechnology.

INVESTMENT STRATEGIES AND RISKS

Cash Position

               As discussed in the Prospectuses, a Fund's cash position may temporarily increase under various circumstances. Securities that the Funds may invest in as a means of receiving a return on idle cash include commercial paper, certificates of deposit, repurchase agreements or other short-term debt obligations. The Funds may also invest in money market funds, including funds managed by Janus Capital. (See "Investment Company Securities").

Illiquid Investments

               Each Fund may invest up to 15% of its net assets in illiquid investments (i.e., securities that are not readily marketable). The Trustees have authorized Janus Capital to make liquidity determinations with respect to certain securities, including Rule 144A Securities, commercial paper and municipal lease obligations purchased by the Funds. Under the guidelines established by the Trustees, Janus Capital will consider the following factors: 1) the frequency of trades and quoted prices for the obligation; 2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; 3) the willingness of dealers to undertake to make a market in the security; and 4) the nature of the security and the nature of marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer. In the case of commercial paper, Janus Capital will also consider whether the paper is traded flat or in default as to principal and interest and any ratings of the paper by a nationally recognized statistical rating organization

               ("NRSRO"). A foreign security that may be freely traded on or through the facilities of an offshore exchange or other established offshore securities market is not deemed to be a restricted security subject to these procedures.

               If illiquid securities exceed 15% of a Fund's net assets after the time of purchase the Fund will take steps to reduce in an orderly fashion its holdings of illiquid securities. Because illiquid securities may not be readily marketable, a portfolio manager may not be able to dispose of them in a timely manner. As a result, a Fund may be forced to hold illiquid securities while their price depreciates. Depreciation in the price of illiquid securities may cause the net asset value of a Fund to decline.

               Each of the Funds may invest up to 5% of its total assets in venture capital investments, although no more than 0.5% of its total assets will be invested in any one venture capital company. Venture capital investments are investments in new and early stage companies whose securities are not publicly traded. These investments may present significant opportunities for capital appreciation but involve a high degree of risk that can result in substantial losses. The Funds may not be able to sell such investments when a portfolio manager deems it appropriate to do so due to restrictions on their sale. In addition, the Funds may be forced to sell their venture capital investments at less than fair market value. Where venture capital investments must be registered prior to their sale, the Funds may be obligated to pay all or part of the registration expenses. Any of these situations may result in a decrease in a Fund's NAV.

Securities Lending

               Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending.

               Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Funds will not have the right to vote on securities while they are being lent, but it will generally call a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. government securities, letters of credit and such other collateral permitted by the SEC. Cash collateral may be invested in money market funds advised by Janus to the extent consistent with exemptive relief obtained from the SEC.

Foreign Securities

               Unless otherwise limited by its specific investment policies, each Fund may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities, because the Funds' performance may depend on issues other than the performance of a particular company. These issues include:

               CURRENCY RISK. As long as a Fund holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When a Fund sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

               POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of a Fund's assets from that country.

               REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

               MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

               TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

Short Sales

               Each Fund may engage in "short sales against the box." This technique involves selling either a security that a Fund owns, or a security equivalent in kind and amount to the security sold short that the Fund has the right to obtain, for delivery at a specified date in the future. A Fund may enter into a short sale against the box to hedge against anticipated declines in the market price of portfolio securities. If the value of the securities sold short increases prior to the scheduled delivery date, a Fund loses the opportunity to participate in the gain.

               The Funds may also engage in "naked" short sales. In a naked short sale transaction, a Fund sells a security it does not own to a purchaser at a specified price. To complete a naked short sale, a Fund must: (1) borrow the security to deliver it to the purchaser and (2) buy that same security in the market to return it to the lender. A Fund may sell securities short only on a fully collateralized basis, as permitted by SEC interpretations. At the time of a short sale, a Fund will establish and maintain a segregated account consisting of liquid assets equal in value to the purchase price due on the settlement date under the short sale. The value of the liquid assets will be marked to market daily. A Fund will engage in naked short sales when its portfolio manager anticipates that the security's market purchase price will be less than its borrowing price. Naked short sales involve the same fundamental risk as short sales against the box, as described in the previous paragraph. In addition, naked short sales carry risks of loss if the value of a security sold short increases prior to the scheduled delivery date and a Fund must pay more for the security than it has received from the purchaser in the short sale. The total market value of all of a Fund's naked short sale positions will not exceed 8% of its assets.

Zero Coupon, Step Coupon and Pay-In-Kind Securities

               Each Fund may invest up to 10% of its assets in zero coupon, pay-in-kind and step coupon securities. Zero coupon bonds are issued and traded at a discount from their face value. They do not entitle the holder to any periodic payment of interest prior to maturity. Step coupon bonds trade at a discount from their face value and pay coupon interest. The coupon rate is low for an initial period and then increases to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind bonds normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made. For the purposes of any Fund's restriction on investing in income-producing securities, income-producing securities include securities that make periodic interest payments as well as those that make interest payments on a deferred basis or pay interest only at maturity (e.g., Treasury bills or zero coupon bonds).

               Current federal income tax law requires holders of zero coupon and step coupon securities to report the portion of the original issue discount on such securities that accrues during a given year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Code, a Fund must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds. Because a Fund will not receive cash payments on a current basis in respect of accrued original-issue discount on zero coupon bonds or step coupon bonds during the period before interest payments begin, in some years that Fund may have to distribute cash obtained from other sources in order to satisfy the distribution requirements under the Code. A Fund might obtain such cash from selling other portfolio holdings which might cause the Fund to incur capital gains or losses on the sale. Additionally, these actions are likely to reduce the assets to which Fund expenses could be allocated and to reduce the rate of return for the Fund. In some circumstances, such sales might be necessary in order to satisfy cash distribution requirements even though investment considerations might otherwise make it undesirable for a Fund to sell the securities at the time.

               Generally, the market prices of zero coupon, step coupon and pay-in-kind securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

Pass-Through Securities

               The Funds may invest in various types of pass-through securities, such as mortgage-backed securities, asset-backed securities and participation interests. A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Funds. The most common type of pass-through securities are mortgage-backed securities. Ginnie Mae Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. Ginnie Mae Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. A Fund will generally purchase "modified pass-through" Ginnie Mae Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the "issuer" and Ginnie Mae, regardless of whether or not the mortgagor actually makes the payment. Ginnie Mae Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. government.

               Freddie Mac issues two types of mortgage pass-through securities: mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble Ginnie Mae Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. Freddie Mac guarantees timely payments of interest on PCs and the full return of principal. GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semiannually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by Freddie Mac as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

               Fannie Mae issues guaranteed mortgage pass-through certificates ("Fannie Mae Certificates"). Fannie Mae Certificates resemble

               Ginnie Mae Certificates in that each Fannie Mae Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by Fannie Mae as to timely payment of principal and interest but it is not guaranteed by the full faith and credit of the U.S. government.

               Except for GMCs, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the security holders (such as the Funds), like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. A portfolio manager will consider estimated prepayment rates in calculating the average weighted maturity of a Fund. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by a Fund might be converted to cash and that Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit a Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

               Asset-backed securities represent interests in pools of consumer loans and are backed by paper or accounts receivables originated by banks, credit card companies or other providers of credit. Generally, the originating bank or credit provider is neither the obligor nor the guarantor of the security, and interest and principal payments ultimately depend upon payment of the underlying loans by individuals. Tax-exempt asset-backed securi-ties include units of beneficial interests in pools of purchase contracts, financing leases, and sales agreements that may be created when a municipality enters into an installment purchase contract or lease with a vendor. Such securities may be secured by the assets purchased or leased by the municipality; however, if the municipality stops making payments, there generally will be no recourse against the vendor. These obligations are likely to involve unscheduled prepayments of principal.

Investment Company Securities

               From time to time, the Funds may invest in securities of other investment companies, subject to the provisions of Section 12(d)(1) of the 1940 Act. The Funds may invest in securities of money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus funds.

Depositary Receipts

               The Funds may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of these ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. The Funds may also invest in European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs") and in other similar instruments representing securities of foreign companies. EDRs and GDRs are securities that are typically issued by foreign banks or foreign trust companies, although U.S. banks or U.S. trust companies may issue them. EDRs and GDRs are structured similar to the arrangements of

               ADRs. EDRs, in bearer form, are designed for use in European securities markets.

               Depositary Receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency. The risks of foreign investing are addressed in some detail in the Funds' prospectuses.

Municipal Obligations

               The Funds may invest in municipal obligations issued by states, territories and possessions of the United States and the District of Columbia.

               The value of municipal obligations can be affected by changes in their actual or perceived credit quality. The credit quality of municipal obligations can be affected by among other things the financial condition of the issuer or guarantor, the issuer's future borrowing plans and sources of revenue, the economic feasibility of the revenue bond project or general borrowing purpose, political or economic developments in the region where the security is issued, and the liquidity of the security. Because municipal securities are generally traded over-the-counter, the liquidity of a particular issue often depends on the willingness of dealers to make a market in the security. The liquidity of some municipal obligations may be enhanced by demand features, which would enable a Fund to demand payment on short notice from the issuer or a financial intermediary.

Other Income-Producing Securities

               Other types of income producing securities that the Funds may purchase include, but are not limited to, the following types of securities:

               VARIABLE AND FLOATING RATE OBLIGATIONS. These types of securities have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts.

               Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

               In order to most effectively use these investments, a portfolio manager must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the portfolio manager incorrectly forecasts such movements, a Fund could be adversely affected by the use of variable or floating rate obligations.

               STANDBY COMMITMENTS. These instruments, which are similar to a put, give a Fund the option to obligate a broker, dealer or bank to repurchase a security held by that Fund at a specified price.

               TENDER OPTION BONDS. Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

               INVERSE FLOATERS. Inverse floaters are debt instruments whose interest bears an inverse relationship to the interest rate on another security. No Fund will invest more than 5% of its assets in inverse floaters. Similar to variable and floating rate obligations, effective use of inverse floaters requires skills different from those needed to select most portfolio securities. If movements in interest rates are incorrectly anticipated, a Fund could lose money or its NAV could decline by the use of inverse floaters.

               STRIP BONDS. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

               The Funds will purchase standby commitments, tender option bonds and instruments with demand features primarily for the purpose of increasing the liquidity of their portfolios.

Repurchase and Reverse Repurchase Agreements

               In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price consists of the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security or "collateral." A risk associated with repurchase agreements is the failure of the seller to repurchase the securities as agreed, which may cause a Fund to suffer a loss if the market value of such securities declines before they can be liquidated on the open market. In the event of bankruptcy or insolvency of the seller, a Fund may encounter delays and incur costs in liquidating the underlying security. Repurchase agreements that mature in more than seven days are subject to the 15% limit on illiquid investments. While it is not possible to eliminate all risks from these transactions, it is the policy of the Funds to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by Janus Capital.

               A Fund may use reverse repurchase agreements to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. In a reverse repurchase agreement, a Fund sells a portfolio security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, a Fund will maintain cash and appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. The Funds will enter into reverse repurchase agreements only with parties that Janus Capital deems creditworthy. Using reverse repurchase agreements to earn additional income involves the risk that the interest earned on the invested proceeds is less than the expense of the reverse repurchase agreement transaction. This technique may also have a leveraging effect on the Fund's portfolio, although the Fund's intent to segregate assets in the amount of the reverse repurchase agreement minimizes this effect.

High-Yield/High-Risk Bonds

               Within the parameters of its specific investment policies, no Fund intends to invest 35% or more of its net assets in bonds that are rated below investment grade (e.g., bonds rated BB or lower by Standard & Poor's Ratings Services or Ba or lower by Moody's Investors Service, Inc.). Lower rated bonds involve a higher degree of credit risk, which is the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the bonds so affected.

               Any Fund may invest in unrated bonds of foreign and domestic issuers. Unrated bonds will be included in each Fund's limit on investments in bonds rated below investment grade unless its portfolio manager deems such securities to be the equivalent of investment grade bonds. Unrated bonds, while not necessarily of lower quality than rated bonds, may not have as broad a market. Because of the size and perceived demand of the issue, among other factors, certain municipalities may not incur the costs of obtaining a rating. A Fund's portfolio manager will analyze the creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the bond, in determining whether to purchase unrated municipal bonds.

Defaulted Securities

               A Fund will invest in defaulted securities only when its portfolio manager believes, based upon his or her analysis of the financial condition, results of operations and economic outlook of an issuer, that there is potential for resumption of income payments and that the securities offer an unusual opportunity for capital appreciation. Defaulted securities will be included in each Fund's limit on investments in bonds rated below investment grade. Notwithstanding the portfolio manager's belief about the resumption of income, however, the purchase of any security on which payment of interest or dividends is suspended involves a high degree of risk. Such risk includes, among other things, the following:

               FINANCIAL AND MARKET RISKS. Investments in securities that are in default involve a high degree of financial and market risks that can result in substantial or, at times, even total losses. Issuers of defaulted securities may have substantial capital needs and may become involved in bankruptcy or reorganization proceedings. Among the problems involved in investments in such issuers is the fact that it may be difficult to obtain information about the condition of such issuers. The market prices of such securities also are subject to abrupt and erratic movements and above average price volatility, and the spread between the bid and asked prices of such securities may be greater than normally expected.

               DISPOSITION OF PORTFOLIO SECURITIES. Although these Funds generally will purchase securities for which their portfolio managers expect an active market to be maintained, defaulted securities may be less actively traded than other securities and it may be difficult to dispose of substantial holdings of such securities at prevailing market prices. The Funds will limit holdings of any such securities to amounts that the portfolio managers believe could be readily sold, and holdings of such securities would, in any event, be limited so as not to limit the Funds' ability to readily dispose of securities to meet redemptions.

               OTHER. Defaulted securities require active monitoring and may, at times, require participation in bankruptcy or receivership proceedings on behalf of the Funds.

Futures, Options and Other Derivative Instruments

               FUTURES CONTRACTS. The Funds may enter into contracts for the purchase or sale for future delivery of equity securities, fixed-income securities, foreign currencies or contracts based on financial indices, including indices of U.S. government securities, foreign government securities, equity or fixed-income securities. U.S. futures contracts are traded on exchanges which have been designated "contract markets" by the CFTC and must be executed through a futures commission merchant ("FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

               The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when the contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or certain other liquid assets by the Funds' custodian for the benefit of the FCM. Initial margin payments are similar to good faith deposits or performance bonds. Unlike margin extended by a securities broker, initial margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. If the value of either party's position declines, that party will be required to make additional "variation margin" payments for the benefit of the FCM to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, that Fund may be entitled to return of margin owed to such Fund only in proportion to the amount received by the

               FCM's other customers. Janus Capital will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business and by depositing margin payments in a segregated account with the Funds' custodian.

               The Funds intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" adopted by the CFTC and the National Futures Association, which regulate trading in the futures markets. The Funds will use futures contracts and related options primarily for bona fide hedging purposes within the meaning of CFTC regulations. To the extent that the Funds hold positions in futures contracts and related options that do not fall within the definition of bona fide hedging transactions, the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the fair market value of a Fund's net assets, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into.

               Although a Fund will segregate cash and liquid assets in an amount sufficient to cover its open futures obligations, the segregated assets would be available to that Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund's cash that may otherwise be invested would be held uninvested or invested in other liquid assets so long as the futures position remains open, such Fund's return could be diminished due to the opportunity losses of foregoing other potential investments.

               A Fund's primary purpose in entering into futures contracts is to protect that Fund from fluctuations in the value of individual securities or the securities markets generally, or interest rates without actually buying or selling the underlying debt or equity security. For example, if the Fund anticipates an increase in the price of stocks, and it intends to purchase stocks at a later time, that Fund could enter into a futures contract to purchase a stock index as a temporary substitute for stock purchases. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase, thereby serving as a hedge against that Fund not participating in a market advance. This technique is sometimes known as an anticipatory hedge. A Fund may also use this technique with respect to an individual company's stock. To the extent a Fund enters into futures contracts for this purpose, the segregated assets maintained to cover such Fund's obligations with respect to the futures contracts will consist of other liquid assets from its portfolio in an amount equal to the difference between the contract price and the aggregate value of the initial and variation margin payments made by that Fund with respect to the futures contracts. Conversely, if a Fund holds stocks and seeks to protect itself from a decrease in stock prices, the Fund might sell stock index futures contracts, thereby hoping to offset the potential decline in the value of its portfolio securities by a corresponding increase in the value of the futures contract position. Similarly, if a Fund holds an individual company's stock and expects the price of that stock to decline, the Fund may sell a futures contract on that stock in hopes of offsetting the potential decline in the company's stock price. A Fund could protect against a decline in stock prices by selling portfolio securities and investing in money market instruments, but the use of futures contracts enables it to maintain a defensive position without having to sell portfolio securities.

               If a Fund owns bonds and the portfolio manager expects interest rates to increase, that Fund may take a short position in interest rate futures contracts. Taking such a position would have much the same effect as that Fund selling bonds in its portfolio. If interest rates increase as anticipated, the value of the bonds would decline, but the value of that Fund's interest rate futures contract will increase, thereby keeping the net asset value of that Fund from declining as much as it may have otherwise. If, on the other hand, a portfolio manager expects interest rates to decline, that Fund may take a long position in interest rate futures contracts in anticipation of later closing out the futures position and purchas-ing the bonds. Although a Fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities, given the greater liquidity of the futures market than the cash market, it may be possible to accomplish the same result more easily and more quickly by using futures contracts as an investment tool to reduce risk.

               The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery of the instrument underlying a futures contract. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by a portfolio manager still may not result in a successful use of futures.

               Futures contracts entail risks. Although the Funds believe that use of such contracts will benefit the Funds, a Fund's overall performance could be worse than if such Fund had not entered into futures contracts if the portfolio manager's investment judgement proves incorrect. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in its portfolio and prices increase instead, that Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in its futures positions. This risk may be magnified for single stock futures transactions, as the Fund's portfolio manager must predict the direction of the price of an individual stock, as opposed to securities prices generally. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to such Fund.

               The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly such Fund's current or potential investments. A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of such Fund's investments.

               Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments, such as with a single stock futures contract. Futures prices are affected by factors such as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions also may result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a greater or lesser value than the securities it wishes to hedge or is considering purchasing in order to attempt to compensate for differences in historical volatility between the futures contract and the securities, although this may not be successful in all cases. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in that Fund's other investments.

               Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, such Fund's access to other assets held to cover its futures positions also could be impaired.

               OPTIONS ON FUTURES CONTRACTS. The Funds may buy and write put and call options on futures contracts. An option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

               The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in that Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which that Fund is considering buying. If a call or put option a Fund has written is exercised, such Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

               The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

               The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

               FORWARD CONTRACTS. A forward contract is an agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified amount for the assets at the time of delivery. The Funds may enter into forward contracts to purchase and sell government securities, equity or income securities, foreign currencies or other financial instruments. Forward contracts generally are traded in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

               The following discussion summarizes the Funds' principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of that Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency). A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in a foreign currency or exposed to foreign currency fluctuations against a decline in the value of that currency relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate or exceed the performance of that currency relative to the U.S. dollar) approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge"). In any of these circumstances a Fund may, alternatively, enter into a forward currency contract to purchase or sell one foreign currency for a second currency that is expected to perform more favorably relative to the U.S. dollar if the portfolio manager believes there is a reasonable degree of correlation between movements in the two currencies ("cross-hedge").

               These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another removes that Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to such Fund if its portfolio manager's projection of future exchange rates is inaccurate. Proxy hedges and cross-hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which hedged securities are denominated. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

               The Funds will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in or whose value is tied to, the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Funds' custodian will segregate cash or other liquid assets having a value equal to the aggregate amount of such Fund's commitments under forward contracts entered into with respect to position hedges, cross-hedges and anticipatory hedges. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund will find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of such Fund's commitments with respect to such contracts. As an alternative to segregating assets, a Fund may buy call options permitting such Fund to buy the amount of foreign currency being hedged by a forward sale contract or a Fund may buy put options permitting it to sell the amount of foreign currency subject to a forward buy contract.

               While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contacts. In such event, the Funds' ability to utilize forward contracts may be restricted. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets.

               OPTIONS ON FOREIGN CURRENCIES. The Funds may buy and write options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may buy put options on the foreign currency. If the value of the currency declines, such Fund will have the right to sell such currency for a fixed amount in U.S. dollars, thereby offsetting, in whole or in part, the adverse effect on its portfolio.

               Conversely, when a rise in the U.S. dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, a Fund may buy call options on the foreign currency. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent projected, a Fund could sustain losses on transactions in foreign currency options that would require such Fund to forego a portion or all of the benefits of advantageous changes in those rates.

               The Funds may also write options on foreign currencies. For example, to hedge against a potential decline in the U.S. dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates, a Fund could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised and the decline in value of portfolio securities will be offset by the amount of the premium received.

               Similarly, instead of purchasing a call option to hedge against a potential increase in the U.S. dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, should expire unexercised and allow that Fund to hedge the increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If exchange rates do not move in the expected direction, the option may be exercised and a Fund would be required to buy or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may lose all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

               The Funds may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if that Fund owns the foreign currency underlying the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other foreign currencies held in its portfolio. A call option is also covered if a Fund has a call on the same foreign currency in the same principal amount as the call written if the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written, if the difference is maintained by such Fund in cash or other liquid assets in a segregated account with the Funds' custodian.

               The Funds also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline due to an adverse change in the exchange rate in the U.S. dollar value of a security which a Fund owns or has the right to acquire and which is denominated in the currency underlying the option. Call options on foreign currencies which are entered into for cross-hedging purposes are not covered. However, in such circumstances, a Fund will collateralize the option by segregating cash or other liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

               OPTIONS ON SECURITIES. In an effort to increase current income and to reduce fluctuations in net asset value, the Funds may write covered put and call options and buy put and call options on securities that are traded on United States and foreign securities exchanges and over-the-counter. The Funds may write and buy options on the same types of securities that the Funds may purchase directly.

               A put option written by a Fund is "covered" if that Fund (i) segregates cash not available for investment or other liquid assets with a value equal to the exercise price of the put with the Funds' custodian or (ii) holds a put on the same security and in the same principal amount as the put written and the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying security, the remaining term of the option, supply and demand and interest rates.

               A call option written by a Fund is "covered" if that Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by the Funds' custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also deemed to be covered if a Fund holds a call on the same security and in the same principal amount as the call written and the exercise price of the call held (i) is equal to or less than the exercise price of the call written or (ii) is greater than the exercise price of the call written if the difference is maintained by that Fund in cash and other liquid assets in a segregated account with its custodian.

               The Funds also may write call options that are not covered for cross-hedging purposes. A Fund collateralizes its obligation under a written call option for cross-hedging purposes by segregating cash or other liquid assets in an amount not less than the market value of the underlying security, marked-to-market daily. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option and its portfolio manager believes that writing the option would achieve the desired hedge.

               The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or bought, in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount, of course, may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill the obligation to buy the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

               The writer of an option that wishes to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after being notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously bought. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

               In the case of a written call option, effecting a closing transaction will permit a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. In the case of a written put option, such transaction will permit a Fund to write another put option to the extent that the exercise price is secured by other liquid assets. Effecting a closing transaction also will permit a Fund to use the cash or proceeds from the concurrent sale of any securities subject to the option for other investments. If a Fund desires to sell a particular security from its portfolio on which it has written a call option, such Fund will effect a closing transaction prior to or concurrent with the sale of the security.

               A Fund will realize a profit from a closing transaction if the price of the purchase transaction is less than the premium received from writing the option or the price received from a sale transaction is more than the premium paid to buy the option. A Fund will realize a loss from a closing transaction if the price of the purchase transaction is more than the premium received from writing the option or the price received from a sale transaction is less than the premium paid to buy the option. Because increases in the market of a call option generally will reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security owned by a Fund.

               An option position may be closed out only where a secondary market for an option of the same series exists. If a secondary market does not exist, the Fund may not be able to effect closing transactions in particular options and the Fund would have to exercise the options in order to realize any profit. If a Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise. The absence of a liquid secondary market may be due to the following: (i) insufficient trading interest in certain options, (ii) restrictions imposed by a national securities exchange ("Exchange") on which the option is traded on opening or closing transactions or both, (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, (iv) unusual or unforeseen circumstances that interrupt normal operations on an Exchange, (v) the facilities of an Exchange or of the Options Clearing Corporation ("OCC") may not at all times be adequate to handle current trading volume, or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the OCC as a result of trades on that Exchange would continue to be exercisable in accordance with their terms.

               A Fund may write options in connection with buy-and-write transactions. In other words, a Fund may buy a security and then write a call option against that security. The exercise price of such call will depend upon the expected price movement of the underlying security. The exercise price of a call option may be below ("in-the-money"), equal to ("at-the-money") or above ("out-of-the-money") the current value of the underlying security at the time the option is written. Buy-and-write transactions using in-the-money call options may be used when it is expected that the price of the underlying security will remain flat or decline moderately during the option period. Buy-and-write transactions using at-the-money call options may be used when it is expected that the price of the underlying security will remain fixed or advance moderately during the option period. Buy-and-write transactions using out-of-the-money call options may be used when it is expected that the premiums received from writing the call option plus the appreciation in the market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. If the call options are exercised in such transactions, a Fund's maximum gain will be the premium received by it for writing the option, adjusted upwards or downwards by the difference between that Fund's purchase price of the security and the exercise price. If the options are not exercised and the price of the underlying security declines, the amount of such decline will be offset by the amount of premium received.

               The writing of covered put options is similar in terms of risk and return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and a Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, a Fund may elect to close the position or take delivery of the security at the exercise price and that Fund's return will be the premium received from the put options minus the amount by which the market price of the security is below the exercise price.

               A Fund may buy put options to hedge against a decline in the value of its portfolio. By using put options in this way, a Fund will reduce any profit it might otherwise have realized in the underlying security by the amount of the premium paid for the put option and by transaction costs.

               A Fund may buy call options to hedge against an increase in the price of securities that it may buy in the future. The premium paid for the call option plus any transaction costs will reduce the benefit, if any, realized by such Fund upon exercise of the option, and, unless the price of the underlying security rises sufficiently, the option may expire worthless to that Fund.

               EURODOLLAR INSTRUMENTS. A Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. A Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

               SWAPS AND SWAP-RELATED PRODUCTS. A Fund may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis (i.e., the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of a Fund's obligations over its entitlement with respect to each interest rate swap will be calculated on a daily basis and an amount of cash or other liquid assets having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. If a Fund enters into an interest rate swap on other than a net basis, it would maintain a segregated account in the full amount accrued on a daily basis of its obligations with respect to the swap. A Fund will not enter into any interest rate swap, cap or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in one of the three highest rating categories of at least one NRSRO at the time of entering into such transaction. Janus Capital will monitor the creditworthiness of all counterparties on an ongoing basis. If there is a default by the other party to such a transaction, a Fund will have contractual remedies pursuant to the agreements related to the transaction.

               The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. Janus Capital has determined that, as a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps. To the extent a Fund sells (i.e., writes) caps and floors, it will segregate cash or other liquid assets having an aggregate net asset value at least equal to the full amount, accrued on a daily basis, of its obligations with respect to any caps or floors.

               There is no limit on the amount of interest rate swap transactions that may be entered into by a Fund. These transactions may in some instances involve the delivery of securities or other underlying assets by a Fund or its counterparty to collateralize obligations under the swap. Under the documentation currently used in those markets, the risk of loss with respect to interest rate swaps is limited to the net amount of the payments that a Fund is contractually obligated to make. If the other party to an interest rate swap that is not collateralized defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. A Fund may buy and sell (i.e., write) caps and floors without limitation, subject to the segregation requirement described above.

               ADDITIONAL RISKS OF OPTIONS ON FOREIGN CURRENCIES, FORWARD CONTRACTS AND FOREIGN INSTRUMENTS. Unlike transactions entered into by the Funds in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain Exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to Exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, an option writer and a buyer or seller of futures or forward contracts could lose amounts substantially in excess of any premium received or initial margin or collateral posted due to the potential additional margin and collateral requirements associated with such positions.

               Options on foreign currencies traded on Exchanges are within the jurisdiction of the SEC, as are other securities traded on Exchanges. As a result, many of the protections provided to traders on organized Exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on an Exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on an Exchange may be more readily available than in the over-the-counter market, potentially permitting a Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

               The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

               In addition, options on U.S. government securities, futures contracts, options on futures contracts, forward contracts and options on foreign currencies may be traded on foreign exchanges and over-the-counter in foreign countries. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) low trading volume.

INVESTMENT ADVISER
--------------------------------------------------------------------------------

               As stated in the Prospectuses, each Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments, provide office space for the Funds, and pay the salaries, fees and expenses of all Fund officers and of those Trustees who are interested persons of Janus Capital. Janus Capital also may make payments to selected broker-dealer firms or institutions which perform recordkeeping or other services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital. Janus Capital is also authorized to perform the management and administrative services necessary for the operation of the Funds.

               The Funds pay custodian and transfer agent fees and expenses, brokerage commissions and dealer spreads and other expenses in connection with the execution of portfolio transactions, legal and accounting expenses, interest and taxes, trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, fees and expenses of Trustees who are not affiliated with Janus Capital, costs of preparing, printing and mailing the Funds' Prospectuses and SAI to current shareholders and other costs of complying with applicable laws regulating the sale of Fund shares. Pursuant to the Advisory Agreements, Janus Capital furnishes certain other services, including net asset value determination and fund accounting, recordkeeping, and blue sky registration and monitoring services, for which the Funds may reimburse Janus Capital for its costs.

               Each of the Funds have agreed to compensate Janus Capital for its services by the monthly payment of a fee at the annual rate of

               0.65% of the average daily net assets of each Fund. The following table summarizes the advisory fees paid by the Funds for the last three fiscal periods of each Fund. The information below is for fiscal periods ended October 31. The information presented in the table below reflects the management fees in effect during each of the periods shown.

                                               2001              2000(1)            1999
Fund Name                                  Advisory Fees      Advisory Fees     Advisory Fees
---------------------------------------------------------------------------------------------
Janus Fund                                 $222,611,251       $293,095,164      $188,515,455
Janus Twenty Fund                          $131,931,417       $224,254,404      $144,062,829
Janus Venture Fund                         $  8,532,931       $ 16,377,929      $  9,179,171
Janus Olympus Fund                         $ 30,986,084       $ 49,402,033      $ 15,147,815
Janus Worldwide Fund                       $181,794,280       $251,412,428      $122,952,544
Janus Overseas Fund                        $ 45,133,454       $ 64,199,188      $ 30,154,085
Janus Global Life Sciences Fund            $ 19,225,549       $ 19,507,344      $  1,422,165(2)
Janus Global Technology Fund               $ 26,064,028       $ 57,844,006      $  7,158,824(2)

(1) Effective January 31, 2000, the management fee paid by each Fund was changed to 0.65% of the average daily net assets of such Fund.
(2) December 31, 1998 (inception) to October 31, 1999.

               Each Fund's Advisory Agreement is dated April 3, 2002 and will continue in effect until July 1, 2002, and thereafter from year to year so long as such continuance is approved annually by a majority of the Funds' Trustees who are not parties to the Advisory Agreements or interested persons of any such party, and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement (i) may be terminated without the payment of any penalty by a Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval by vote of a majority of the Trustees of the affected Fund, including the Trustees who are not interested persons of that Fund or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

               Janus Capital is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell"), a publicly traded holding company with principal operations in financial asset management businesses. Stilwell, through its subsidiaries, indirectly owns approximately 92% of Janus Capital, and certain Janus Capital employees directly own approximately 8%.

               In approving the Funds' existing Advisory Agreements, the Trustees considered various matters relating to the possible effects on Janus Capital and the Funds of the expiration of Mr. Bailey's contractual management rights with respect to Janus Capital, including Stilwell's intentions regarding the preservation and strengthening of Janus Capital's business and existing and proposed incentive compensation arrangements for key Janus Capital employees.

               In addition, the Trustees considered a wide range of information of the type they regularly consider when determining whether to continue the Funds' Advisory Agreements as in effect from year to year. The Trustees considered information about, among other things:

               - Janus Capital and its personnel (including particularly those personnel with responsibilities for providing services to the Funds), resources and investment process;

               - the terms of each Advisory Agreement;

               - the scope and quality of the services that Janus Capital has been providing to the Funds;

               - the investment performance of each Fund and of comparable funds managed by other advisers over various periods;

               - the advisory fee rates payable to Janus Capital by the Funds and by other funds and client accounts managed by Janus Capital, and payable by comparable funds managed by other advisers;

               - the total expense ratio of each Fund and of comparable funds managed by other advisers;

               - compensation payable by the Funds to affiliates of Janus
                 Capital for other services;

               - the profitability to Janus Capital and its affiliates of their relationships with the Funds; and

               - Janus Capital's use of the Funds' portfolio brokerage
                 transactions to obtain research benefiting the Funds or other Janus Capital clients at a cost that may be in excess of the amount other brokers would charge or to reduce certain out-of-pocket expenses otherwise payable by the Funds.

               Janus Capital acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

               With respect to allocations of initial public offerings ("IPOs"), under IPO allocation procedures adopted by Janus Capital, accounts will participate in an IPO if the portfolio manager believes the IPO is an appropriate investment based on the account's investment restrictions, risk profile, asset composition, and/or cash levels. These IPO allocation procedures require that each account be assigned to a pre-defined group ("IPO Group"), based on objective criteria set forth in the procedures. Generally, an account may not participate in an IPO unless it is assigned to an IPO Group that correlates with the pre-offering market capitalization ("IPO Classification") of the company. If, however, the portfolio manager intends to build a long-term position in the company and purchases securities in both the initial offering and in the immediate aftermarket, then all participating portfolio managers' clients will receive the same proportion of IPO shares to aftermarket shares, resulting in a blended price equal to the average price paid for all IPO and immediate aftermarket shares. If there is no immediate aftermarket activity, all shares purchased will be allocated pro rata to the participating manager's accounts in the IPO Group corresponding to the IPO Classification, subject to a de minimis standard. In situations where a portfolio manager wants to take a small position in a security, an exception to this de minimis standard may be allowed. These IPO allocation procedures may result in certain accounts, particularly larger accounts, receiving fewer IPOs than other accounts, which may impact performance.

               Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

               Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

               Each account managed by Janus Capital has its own investment objective and policies and is managed accordingly by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

               The Funds' portfolio managers are not permitted to purchase and sell securities for their own accounts except under the limited exceptions contained in the Code of Ethics, which applies to Directors/Trustees of Janus Capital and the Funds and employees of, and persons working on a contractual basis for, Janus Capital and its subsidiaries. The Code of Ethics is on file with and available from the SEC through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel, inside Directors/Trustees of Janus Capital and the Funds and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds.

               In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

               The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital.

CUSTODIAN, TRANSFER AGENT AND CERTAIN
AFFILIATIONS
--------------------------------------------------------------------------------

               State Street Bank and Trust Company, P.O. Box 0351, Boston, Massachusetts 02117-0351 is the custodian of the domestic securities and cash of the Funds. State Street is the designated Foreign Custody Manager (as the term is defined in Rule 17f-5 under the 1940 Act) of the Funds' securities and cash held outside the United States. The Funds' Trustees have delegated to State Street certain responsibilities for such assets, as permitted by Rule 17f-5. State Street and the foreign subcustodians selected by it hold the Funds' assets in safekeeping and collect and remit the income thereon, subject to the instructions of each Fund.

               Janus Services LLC, P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Funds. For transfer agency and other services, Janus Services receives a fee calculated at an annual rate of 0.16% of average net assets of each Fund. In addition, the Funds pay DST Systems, Inc. ("DST"), a subsidiary of Stilwell, license fees at the annual rate of $3.06 per shareholder account for the use of DST's shareholder accounting system. The Funds also pay DST $1.10 per closed shareholder account, as well as postage and forms costs that a DST affiliate incurred in mailing Fund shareholder transaction confirmations.

               Prior to June 1, 2001, the Funds also paid DST a monthly base fee for the use of its portfolio and fund accounting system, of $265 to $1,323 per month based on the number of Janus funds using the system and an asset charge of $1 per million dollars of net assets (not to exceed $500 per month). Effective June 1, 2001, State Street Bank and Trust Company acquired the portfolio and fund accounting system of DST.

               The Trustees have authorized the Funds to use an affiliate of DST as introducing broker for certain Fund portfolio transactions. Brokerage commissions paid on such transactions may be used as a means to reduce Fund expenses through credits against the charges of DST and its affiliates. See "Portfolio Transactions and Brokerage."

               Janus Distributors LLC, 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is a distributor of the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their shares in all states in which the shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Funds' shares and accepts orders at net asset value. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of shares are paid by Janus Capital.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

               Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below. The Funds may trade foreign securities in foreign countries because the best available market for these securities is often on foreign exchanges. In transactions on foreign stock exchanges, brokers' commissions are frequently fixed and are often higher than in the United States, where commissions are negotiated.

               Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; financial stability of the broker or dealer; and rebates of commissions by a broker to a Fund or to a third party service provider to the Fund to pay Fund expenses. In addition, Janus Capital may consider the value of research products or services provided by broker-dealers as a factor in selecting brokers and dealers and in negotiating commissions. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. Research may include furnishing advice, either directly or through publications or writings, as to the value of securities, the advisability of purchasing or selling specific securities and the availability of securities or purchasers or sellers of securities; furnishing seminars, information, analyses and reports concerning issuers, industries, securities, trading markets and methods, legislative developments, changes in accounting practices, economic factors and trends and portfolio strategy; access to research analysts, corporate management personnel, industry experts, economists and government officials; comparative performance evaluation and technical measurement services and quotation services, and products and other services (such as third party publications, reports and analyses, and computer and electronic access, equipment, software, information and accessories that deliver, process or otherwise utilize information, including the research described above) that assist Janus Capital in carrying out its responsibilities. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above. Much of the research provided to Janus Capital by broker-dealers would otherwise be available to Janus Capital for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital through broker-dealers. For example, Janus Capital has arrangements with broker-dealers to allocate brokerage in exchange for, among other things, third-party research reports relating to specific industry fundamentals and trends, third-party research reports providing analysis of micro and macro economic trends, and access to databases providing financial, market, economic and fundamental data. Because Janus Capital receives research from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital may also direct trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but direct a portion of the commission to another broker-dealer that supplies Janus Capital with research services and/or products.

               For the fiscal year ended October 31, 2001, the total brokerage commissions paid by the Funds to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds are summarized below:

Fund Name                                                  Commissions    Transactions
---------------------------------------------------------------------------------------
Janus Fund                                                 $1,848,970    $1,046,117,654
Janus Twenty Fund                                          $  761,226    $  656,688,582
Janus Venture Fund                                         $   47,336    $   29,695,017
Janus Olympus Fund                                         $  264,366    $  213,449,852
Janus Worldwide Fund                                       $  971,657    $  710,298,512
Janus Overseas Fund                                        $   88,758    $   64,366,258
Janus Global Life Sciences Fund                            $  139,283    $  143,068,022
Janus Global Technology Fund                               $    5,976    $    3,703,447

               Janus Capital may use research products and services in servicing other accounts in addition to the Funds. Fixed-income related research products and services may be paid for by commissions generated by equity trades. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

               Janus Capital does not enter into agreements with any brokers regarding the placement of securities transactions because of the research services they provide. It does, however, have an internal procedure for allocating transactions in a manner consistent with its execution policy to brokers that it has identified as providing superior execution and research, research-related products or services which benefit its advisory clients, including the Funds. Research products and services incidental to effecting securities transactions furnished by brokers or dealers may be used in servicing any or all of Janus Capital's clients and such research may not necessarily be used by Janus Capital in connection with the accounts which paid commissions to the broker-dealer providing such research products and services.

               Janus Capital may consider sales of Fund shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Fund shares as a factor in the selection of broker-dealers to execute Fund portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Fund i) to the Fund or ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

               When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

               The Funds' Trustees have authorized Janus Capital to place transactions with DST Securities, Inc. ("DSTS"), a wholly-owned broker-dealer subsidiary of DST. Janus Capital may do so if it reasonably believes that the quality of the transaction and the associated commission are fair and reasonable and if, overall, the associated transaction costs, net of any credits described above under "Custodian, Transfer Agent and Certain Affiliations," are lower than the net costs that would otherwise be incurred through other brokerage firms that provide comparable best execution.

               The following table lists the total amount of brokerage commissions paid by each Fund for the fiscal periods ending on October 31st of each year:

Fund Name                                         2001           2000           1999
----------------------------------------------------------------------------------------
Janus Fund                                     $ 2,370,919    $41,869,391    $24,220,814
Janus Twenty Fund                              $   985,784    $ 9,646,140    $ 6,924,862
Janus Venture Fund                             $   133,600    $ 1,526,096    $ 1,688,512
Janus Olympus Fund                             $   417,419    $ 6,958,829    $ 2,699,806
Janus Worldwide Fund                           $ 3,741,530    $53,216,732    $34,428,451
Janus Overseas Fund                            $   943,739    $15,689,909    $12,656,978
Janus Global Life Sciences Fund                $   353,728    $ 5,115,448    $   669,916(1)
Janus Global Technology Fund                   $    81,755    $ 7,757,183    $ 1,303,894(1)

(1) December 31, 1998 (inception) to October 31, 1999.

               Included in such brokerage commissions are the following amounts paid to DSTS, which served to reduce each Fund's out-of-pocket expenses as follows:

                                 Commissions Paid Through
                                   DSTS for the Period      Reduction of    % of Total     % of Total
Fund Name                        Ended October 31, 2001*     Expenses*     Commissions+   Transactions
------------------------------------------------------------------------------------------------------
Janus Fund                               $710,427             $532,953        29.96%         28.59%
Janus Twenty Fund                        $ 85,320             $ 64,006         8.66%          8.78%
Janus Olympus Fund                       $ 58,569             $ 43,937        14.03%         10.38%
Janus Worldwide Fund                     $269,237             $201,272         7.20%          8.50%
Janus Global Life Sciences Fund          $ 32,330             $ 24,253         9.14%          8.05%
Janus Global Technology Fund             $ 19,000             $ 14,254        23.24%         28.51%

* The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.
+ Differences in the percentage of total commissions versus the percentage of total transactions is due, in part, to variations among share prices and number of shares traded, while average price per share commission rates were substantially the same.
Note: Funds that did not execute trades with DSTS during the stated period are not included in the table.

                                   Commission Paid                       Commission Paid
                                 through DSTS for the                  through DSTS for the
                                     Period Ended       Reduction of       Period Ended       Reduction of
Fund Name                         October 31, 2000*      Expenses*      October 31, 1999*      Expenses*
----------------------------------------------------------------------------------------------------------
Janus Fund                             $689,496           $517,122           $460,621           $345,465
Janus Twenty Fund                      $ 49,817           $ 37,363           $ 58,260           $ 43,695
Janus Venture Fund                     $      -           $      -           $    878           $    659
Janus Olympus Fund                     $ 52,620           $ 39,465           $  6,177           $  4,633
Janus Worldwide Fund                   $237,959           $178,469           $197,404           $148,053
Janus Overseas Fund                    $ 17,828           $ 13,371           $  5,354           $  4,015
Janus Global Life Sciences Fund        $    642           $    481           $      -           $      -
Janus Global Technology Fund           $  2,383           $  1,788           $      -           $      -

* The difference between commissions paid through DSTS and expenses reduced constitute commissions paid to an unaffiliated clearing broker.

               The Funds may also place trades with E*Trade Securities ("E*Trade"), a registered broker-dealer and a wholly-owned subsidiary of E*Trade Group, Inc. Janus Capital owns, in the aggregate, more than 5% of the outstanding securities of E*Trade Group in various accounts, including the Funds. By virtue of such ownership, E*Trade Group is considered an affiliate of Janus Capital for 1940 Act purposes. Because it is a wholly-owned subsidiary of E*Trade Group, an affiliate of the Funds, E*Trade is considered an affiliated broker of the Funds. The table below sets forth the aggregate dollar amount of brokerage commissions paid by each Fund to E*Trade for the fiscal year ended October 31, 2001. The Funds did not execute any transactions through E*Trade during their fiscal years ended October 31, 1999 or October 31, 2000. Funds not listed below did not pay any commissions to E*Trade.

                                                              Aggregate Commissions
Fund Name                                                        Paid to E*Trade
-----------------------------------------------------------------------------------
Janus Fund                                                           $3,050
Janus Worldwide Fund                                                 $1,501
Janus Global Technology Fund                                         $1,945

               For the most recent fiscal year ended October 31, 2001, the table below shows the percentage of each Fund's aggregate brokerage commissions paid to E*Trade and the percentage of each Fund's aggregate dollar amount of transactions involving the payment of commissions effected through E*Trade. Funds not listed below did not pay any commissions to E*Trade.

                                                                        Percentage of Aggregate
                                            Percentage of Aggregate      Transactions Effected
Fund Name                                 Commissions Paid to E*Trade       Through E*Trade
-----------------------------------------------------------------------------------------------
Janus Fund                                          0.01%                        0.02%
Janus Worldwide Fund                                0.003%                       0.01%
Janus Global Technology Fund                        0.04%                        0.11%

               As of October 31, 2001, certain Funds owned securities of their regular broker-dealers (or parents), as shown below:

                                                                    Value of
                                           Name of                 Securities
Fund Name                               Broker-Dealer                Owned
------------------------------------------------------------------------------
Janus Fund                    Charles Schwab Corp.                $432,504,694
Janus Fund                    Goldman Sachs Group, Inc.            254,939,162
Janus Fund                    Merrill Lynch & Company, Inc.        298,585,195
Janus Twenty Fund             Goldman Sachs Group, Inc.            534,952,051
Janus Twenty Fund             Merrill Lynch & Company, Inc.        255,881,837
Janus Olympus Fund            Goldman Sachs Group, Inc.            123,422,847
Janus Worldwide Fund          Goldman Sachs Group, Inc.            136,529,888

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

               The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years. Each Trustee has served in that capacity since he was originally elected or appointed. In addition, each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Aspen Series and Janus Adviser Series. Collectively, these three registered investment companies consist of 52 series or funds.

               The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary.

----------------------------------------------------------------------------------------------------------
                                                 TRUSTEES
----------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND           OTHER
                           POSITIONS                 PRINCIPAL OCCUPATIONS    COMPLEX        DIRECTORSHIPS
NAME, AGE AND              HELD WITH  LENGTH OF      DURING THE PAST          OVERSEEN BY    HELD BY
ADDRESS                    FUND       TIME SERVED    FIVE YEARS               TRUSTEE        TRUSTEE
----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*         President, 6/69-Present   Until July 1, 2002,      52             N/A
 100 Fillmore Street       Chairman                  President and Chief
 Denver, CO 80206          and                       Executive Officer of
 Age 64                    Trustee                   Janus Capital.
                                                     Formerly, President and
                                                     Director (1994-2002) of
                                                     the Janus Foundation;
                                                     Chairman and Director
                                                     (1978-2002) of Janus
                                                     Capital Corporation;
                                                     and Director
                                                     (1997-2001) of Janus
                                                     Distributors, Inc.
----------------------------------------------------------------------------------------------------------

* The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

----------------------------------------------------------------------------------------------------------
                                                 TRUSTEES
----------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND           OTHER
                           POSITIONS                 PRINCIPAL OCCUPATIONS    COMPLEX        DIRECTORSHIPS
NAME, AGE AND              HELD WITH  LENGTH OF      DURING THE PAST          OVERSEEN BY    HELD BY
ADDRESS                    FUND       TIME SERVED    FIVE YEARS               TRUSTEE        TRUSTEE
----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------
 William F. McCalpin       Trustee    6/02-Present   Executive Vice           52             Founding
 100 Fillmore Street                                 President and Chief                     Director and
 Denver, CO 80206                                    Operating Officer of                    Board Chair,
 Age 45                                              The Rockefeller                         Solar
                                                     Brothers Fund (a                        Development
                                                     private family                          Foundation;
                                                     foundation). Formerly,                  Trustee and
                                                     Director of Investments                 Vice
                                                     (1991-1998) of The John                 President,
                                                     D. and Catherine T.                     Asian
                                                     MacArthur Foundation (a                 Cultural
                                                     private family                          Council.
                                                     foundation).
----------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.     Trustee    6/02-Present   President and Chief      52             Chairman of
 100 Fillmore Street                                 Executive Officer of                    the Board,
 Denver, CO 80206                                    The Field Museum of                     Divergence
 Age 64                                              Natural History.                        LLC; Director
                                                     Formerly, Senior Vice                   of A.M.
                                                     President (1987-1997)                   Castle & Co.,
                                                     of Booz-Allen &                         Harris
                                                     Hamilton, Inc. (a                       Insight
                                                     management consulting                   Funds, W.W.
                                                     firm).                                  Grainger,
                                                                                             Inc.; Trustee
                                                                                             of WTTW
                                                                                             (Chicago
                                                                                             public
                                                                                             television
                                                                                             station), the
                                                                                             University of
                                                                                             Chicago and
                                                                                             Chicago
                                                                                             Public
                                                                                             Education
                                                                                             Fund.
----------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          Trustee    2/71-Present   Private Investor.        52             N/A
 100 Fillmore Street                                 Formerly (1997-1998)
 Denver, CO 80206                                    Chief Financial
 Age 58                                              Officer - Boston Market
                                                     Concepts, Boston
                                                     Chicken, Inc., Golden,
                                                     CO (a restaurant
                                                     chain).
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                 TRUSTEES
----------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND           OTHER
                           POSITIONS                 PRINCIPAL OCCUPATIONS    COMPLEX        DIRECTORSHIPS
NAME, AGE AND              HELD WITH  LENGTH OF      DURING THE PAST          OVERSEEN BY    HELD BY
ADDRESS                    FUND       TIME SERVED    FIVE YEARS               TRUSTEE        TRUSTEE
----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CNTD.)
----------------------------------------------------------------------------------------------------------
 James T. Rothe            Trustee    1/97-Present   Professor of Business,   52             Director of
 100 Fillmore Street                                 University of Colorado,                 Optika, Inc.
 Denver, CO 80206                                    Colorado Springs, CO.                   and NeoCore
 Age 58                                              Formerly, Distinguished                 Corp.
                                                     Visiting Professor of
                                                     Business (2001-2002),
                                                     Thunderbird (American
                                                     Graduate School of
                                                     International
                                                     Management), Phoenix,
                                                     AZ; and Principal
                                                     (1988-1999) of
                                                     Phillips-Smith Retail
                                                     Group, Colorado
                                                     Springs, CO (a venture
                                                     capital firm).
----------------------------------------------------------------------------------------------------------
 William D. Stewart        Trustee    6/84-Present   Corporate Vice           52             N/A
 100 Fillmore Street                                 President and General
 Denver, CO 80206                                    Manager of MKS
 Age 57                                              Instruments - HPS
                                                     Products, Boulder, CO
                                                     (a manufacturer of
                                                     vacuum fittings and
                                                     valves).
----------------------------------------------------------------------------------------------------------
 Martin H. Waldinger       Trustee    8/69-Present   Consultant               52             N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 63
----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
                                                TERM OF OFFICE*
NAME, AGE AND              POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS                    FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------------
 William Bales**           Executive Vice       2/97-Present        Vice President of Janus Capital.
 100 Fillmore Street       President and                            Formerly, Analyst (1993-1997) for
 Denver, CO 80206          Portfolio Manager                        Janus Capital Corporation.
 Age 33                    Janus Venture Fund
---------------------------------------------------------------------------------------------------------
 Laurence Chang**          Executive Vice       9/99-Present        Vice President of Janus Capital.
 100 Fillmore Street       President and                            Formerly, Co-Portfolio Manager (1998-
 Denver, CO 80206          Co-Portfolio                             2000) of Janus Overseas Fund and
 Age 36                    Manager                                  Analyst (1993-1998) for Janus Capital
                           Janus Worldwide                          Corporation.
                           Fund
---------------------------------------------------------------------------------------------------------
 Helen Young Hayes**+      Executive Vice       2/93-Present        Vice President and Managing Director
 100 Fillmore Street       President and                            of Investments of Janus Capital.
 Denver, CO 80206          Co-Portfolio                             Formerly, Director (2000-2002) for
 Age 39                    Manager                                  Janus Capital Corporation.
                           Janus Worldwide
                           Fund and Janus
                           Overseas Fund
---------------------------------------------------------------------------------------------------------
 C. Mike Lu**              Executive Vice       11/98-Present       Vice President of Janus Capital.
 100 Fillmore Street       President and                            Formerly, Analyst, (1991-1998) for
 Denver, CO 80206          Portfolio Manager                        Janus Capital Corporation.
 Age 32                    Janus Global
                           Technology Fund
---------------------------------------------------------------------------------------------------------
 Brent A. Lynn**           Executive Vice       1/01-Present        Vice President of Janus Capital.
 100 Fillmore Street       President and                            Formerly, Analyst (1991-2001) for
 Denver, CO 80206          Co-Portfolio                             Janus Capital Corporation.
 Age 38                    Manager
                           Janus Overseas Fund
---------------------------------------------------------------------------------------------------------
 Thomas R. Malley**        Executive Vice       11/98-Present       Vice President of Janus Capital.
 100 Fillmore Street       President and                            Formerly, Analyst (1991- 1998) for
 Denver, CO 80206          Portfolio Manager                        Janus Capital Corporation.
 Age 33                    Janus Global Life
                           Sciences Fund
---------------------------------------------------------------------------------------------------------
 Blaine P. Rollins**       Executive Vice       1/00-Present        Vice President of Janus Capital.
 100 Fillmore Street       President and                            Formerly, Portfolio Manager (1996-
 Denver, CO 80206          Portfolio Manager                        1999) of Janus Balanced Fund and
 Age 35                    Janus Fund                               Janus Equity Income Fund.
---------------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.
 + Ms. Young and Ms. Hayes are sisters.

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
                                                TERM OF OFFICE*
NAME, AGE AND              POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS                    FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------------
 Scott W. Schoelzel**      Executive Vice       8/97-Present        Vice President of Janus Capital.
 100 Fillmore Street       President and                            Formerly, Portfolio Manager (1995-
 Denver, CO 80206          Portfolio Manager                        1997) of Janus Olympus Fund.
 Age 43                    Janus Twenty Fund
---------------------------------------------------------------------------------------------------------
 Claire Young**+           Executive Vice       8/97-Present        Vice President of Janus Capital.
 100 Fillmore Street       President and                            Formerly, Analyst (1992-1997) for
 Denver, CO 80206          Portfolio Manager                        Janus Capital Corporation.
 Age 36                    Janus Olympus Fund
---------------------------------------------------------------------------------------------------------
 Thomas A. Early**         Vice President and   3/98-Present        Vice President, General Counsel,
 100 Fillmore Street       General Counsel                          Secretary and Interim Director of
 Denver, CO 80206                                                   Janus Capital; Vice President,
 Age 47                                                             General Counsel, Secretary and
                                                                    Director of Janus Services LLC, Janus
                                                                    Capital International LLC and Janus
                                                                    Institutional Services LLC; Vice
                                                                    President, General Counsel and
                                                                    Director to Janus International
                                                                    (Asia) Limited and Janus
                                                                    International Limited; Vice
                                                                    President, General Counsel and
                                                                    Secretary to Janus Distributors LLC
                                                                    and the Janus Foundation; and
                                                                    Director for Janus Capital Trust
                                                                    Manager Limited and Janus World
                                                                    Funds. Formerly, Director (2001) of
                                                                    Janus Distributors, Inc.; Vice
                                                                    President, General Counsel, Secretary
                                                                    and Director (2000-2002) of Janus
                                                                    International Holding, Inc.; and
                                                                    Executive Vice President and General
                                                                    Counsel/Mutual Funds (1994-1998) of
                                                                    Prudential Insurance Company.
---------------------------------------------------------------------------------------------------------
 Bonnie M. Howe**          Vice President       12/99-Present       Vice President and Assistant General
 100 Fillmore Street                                                Counsel to Janus Capital, Janus
 Denver, CO 80206                                                   Distributors LLC and Janus Services
 Age 36                                                             LLC. Formerly, Assistant Vice
                                                                    President (1997-1999) and Associate
                                                                    Counsel (1995-1999) for Janus Capital
                                                                    Corporation and Assistant Vice
                                                                    President (1998-2000) for Janus
                                                                    Service Corporation.
---------------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.
 + Ms. Young and Ms. Hayes are sisters.

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
                                                TERM OF OFFICE*
NAME, AGE AND              POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS                    FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes**     Vice President and   12/99-Present       Vice President and Assistant General
 100 Fillmore Street       Secretary                                Counsel of Janus Capital, Janus
 Denver, CO 80206                                                   Distributors LLC and Janus Services
 Age 36                                                             LLC. Formerly, Assistant Vice
                                                                    President (1997-1999) of Janus
                                                                    Capital Corporation; Chief Compliance
                                                                    Officer, Director and President
                                                                    (1997-1999) of Janus Distributors
                                                                    Inc.; and Assistant Vice President
                                                                    (1998-2000) of Janus Service
                                                                    Corporation.
---------------------------------------------------------------------------------------------------------
 David R. Kowalski**       Vice President       6/02-Present        Vice President and Chief Compliance
 100 Fillmore Street                                                Officer of Janus Capital and Janus
 Denver, CO 80206                                                   Distributors LLC; and Assistant Vice
 Age 45                                                             President of Janus Services LLC.
                                                                    Formerly, Senior Vice President and
                                                                    Director (1985-2000) of Mutual Fund
                                                                    Compliance for Van Kampen Funds.
---------------------------------------------------------------------------------------------------------
 Glenn P. O'Flaherty**     Treasurer and Chief  1/96-Present        Vice President of Janus Capital.
 100 Fillmore Street       Accounting Officer                       Formerly, Director of Fund Accounting
 Denver, CO 80206                                                   (1991-1997) of Janus Capital
 Age 43                                                             Corporation.
---------------------------------------------------------------------------------------------------------
 Loren M. Starr**          Vice President and   9/01-Present        Vice President of Finance, Treasurer,
 100 Fillmore Street       Chief Financial                          Chief Financial Officer and Interim
 Denver, CO 80206          Officer                                  Director of Janus Capital; Vice
 Age 40                                                             President of Finance, Treasurer and
                                                                    Chief Financial Officer of Janus
                                                                    Services LLC and Janus International
                                                                    Limited; Vice President of Finance,
                                                                    Treasurer, Chief Financial Officer
                                                                    and Director of Janus Distributors
                                                                    LLC, Janus Capital International LLC
                                                                    and Janus Institutional Services LLC;
                                                                    and Director of Janus Capital Trust
                                                                    Manager Limited and Janus World
                                                                    Funds. Formerly, Vice President of
                                                                    Finance, Treasurer, Chief Financial
                                                                    Officer (2001-2002) and Director
                                                                    (2002) of Janus International
                                                                    Holding, Inc.; Managing Director,
                                                                    Treasurer and Head of Corporate
                                                                    Finance and Reporting (1998-2001) for
                                                                    Putnam Investments; and Senior Vice
                                                                    President of Financial Planning and
                                                                    Analysis (1996-1998) for Lehman
                                                                    Brothers, Inc.
---------------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
                                                TERM OF OFFICE*
NAME, AGE AND              POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS                    FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------------
 Heidi J. Walter**         Vice President       4/00-Present        Vice President and Assistant General
 100 Fillmore Street                                                Counsel to Janus Capital and Janus
 Denver, CO 80206                                                   Services LLC. Formerly, Vice
 Age 34                                                             President and Senior Legal Counsel
                                                                    (1995-1999) for Stein Roe & Farnham,
                                                                    Inc.
---------------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.

               The Trustees are responsible for major decisions relating to each Fund's objective, policies and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Information about each of these committees is provided in the following table:

--------------------------------------------------------------------------------------------------
                                                                            NUMBER OF MEETINGS
                                                    MEMBERS (AS OF          HELD DURING LAST
                        FUNCTIONS                   JUNE 19, 2002)          FISCAL YEAR
--------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE        Reviews the financial       John W. McCarter, Jr.             4
                        reporting process, the      (Chairman)
                        system of internal          Dennis B. Mullen
                        control, the audit          William D. Stewart
                        process, and the Trusts'
                        process for monitoring
                        compliance with investment
                        restrictions and
                        applicable laws and the
                        Trusts' Code of Ethics.
--------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE    Reviews and makes           James T. Rothe                    5
                        recommendations regarding   (Chairman)
                        matters related to the      William F. McCalpin
                        Trusts' use of brokerage    Dennis B. Mullen
                        commissions and placement
                        of portfolio transactions.
--------------------------------------------------------------------------------------------------
 MONEY MARKET           Reviews various matters     Martin H. Waldinger               4
 COMMITTEE              related to the operations   (Chairman)
                        of the Janus Money Market   William F. McCalpin
                        Funds, including            James T. Rothe
                        compliance with each
                        Trust's Money Market Fund
                        Procedures.
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                            NUMBER OF MEETINGS
                                                    MEMBERS (AS OF          HELD DURING LAST
                        FUNCTIONS                   JUNE 19, 2002)          FISCAL YEAR
--------------------------------------------------------------------------------------------------
 NOMINATING AND         Identifies and recommends   Dennis B. Mullen                  3
 GOVERNANCE COMMITTEE   individuals for Trustee     (Chairman)
                        membership, consults with   John W. McCarter, Jr.
                        Management in planning      William D. Stewart
                        Trustee meetings, and
                        oversees the
                        administration of, and
                        ensures the compliance
                        with, the Governance
                        Procedures and Guidelines
                        adopted by the Trusts.
--------------------------------------------------------------------------------------------------
 PRICING COMMITTEE      Determines the fair value   William D. Stewart                15
                        of restricted securities    (Chairman)
                        and other securities for    James T. Rothe
                        which market quotations     Martin H. Waldinger
                        are not readily available,
                        pursuant to procedures
                        adopted by the Trustees.
--------------------------------------------------------------------------------------------------

               The table below gives the dollar range of Shares of each Fund described in this SAI, as well as the aggregate dollar range of shares of all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2001.

--------------------------------------------------------------------------------------------
                                                                            AGGREGATE DOLLAR
                                                                            RANGE OF EQUITY
                                                                            SECURITIES IN
                                                                            ALL REGISTERED
                                                                            INVESTMENT
                                                                            COMPANIES
                                                                            OVERSEEN BY
                        DOLLAR RANGE OF EQUITY                              TRUSTEE IN
NAME OF TRUSTEE         SECURITIES IN THE FUNDS                             JANUS FUNDS
--------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------
 THOMAS H. BAILEY       Janus Fund                           Over $100,000   Over $100,000
                        Janus Twenty Fund                 $50,001-$100,000
                        Janus Venture Fund                $50,001-$100,000
                        Janus Olympus Fund                   Over $100,000
                        Janus Overseas Fund                $10,001-$50,000
                        Janus Global Life Sciences Fund      Over $100,000
                        Janus Global Technology Fund         Over $100,000
--------------------------------------------------------------------------------------------

INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN*    Janus Worldwide Fund                 Over $100,000   Over $100,000
--------------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.*  None                                                      None

--------------------------------------------------------------------------------------------
 DENNIS B. MULLEN        Janus Twenty Fund                  $10,001-$50,000   Over $100,000
                         Janus Venture Fund                 $10,001-$50,000
                         Janus Olympus Fund                   Over $100,000
                         Janus Worldwide Fund              $50,001-$100,000
                         Janus Overseas Fund               $50,001-$100,000
                         Janus Global Life Sciences Fund      Over $100,000
                         Janus Global Technology Fund         Over $100,000
--------------------------------------------------------------------------------------------
 JAMES T. ROTHE          Janus Fund                         $10,001-$50,000   Over $100,000
                         Janus Overseas Fund                $10,001-$50,000
                         Janus Global Life Sciences Fund    $10,001-$50,000
                         Janus Global Technology Fund       $10,001-$50,000
--------------------------------------------------------------------------------------------
 WILLIAM D. STEWART      Janus Fund                              $1-$10,000   Over $100,000
                         Janus Twenty Fund                       $1-$10,000
                         Janus Olympus Fund                 $10,001-$50,000
                         Janus Worldwide Fund              $50,001-$100,000
                         Janus Global Life Sciences Fund         $1-$10,000
                         Janus Global Technology Fund            $1-$10,000
--------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER     Janus Fund                         $10,001-$50,000   Over $100,000
                         Janus Twenty Fund                  $10,001-$50,000
                         Janus Overseas Fund                $10,001-$50,000
--------------------------------------------------------------------------------------------

* Trustee since June 2002.

               As of December 31, 2001, none of the Trustees or their immediate family members owned shares of Janus Capital, Janus Distributors LLC, or their control persons.

               The following table shows the aggregate compensation earned by and paid to each Trustee by the Funds described in this SAI and Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds.

                                              Aggregate Compensation       Total Compensation
                                                From the Funds for      From the Janus Funds for
                                                Fiscal year ended         calendar year ended
Name of Person, Position*                        October 31, 2001        December 31, 2001****
-------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee**                  $0                          $0
William D. Stewart, Trustee***                       $87,847                    $185,000
Dennis B. Mullen, Trustee***                         $81,735                    $185,000
Martin H. Waldinger, Trustee***                      $88,582                    $185,000
James T. Rothe, Trustee***                           $81,245                    $185,000

   * Mr. McCalpin and Mr. McCarter were elected as Trustees in June 2002. Therefore, they did not receive any compensation from the Funds described in this SAI or the Janus Funds during the periods shown in the table.
  ** Mr. Bailey is being treated as an interested person of the Funds and Janus
     Capital and is compensated by Janus Capital.
 *** Independent Trustee.
**** As of December 31, 2001, Janus Funds consisted of three registered investment companies comprised of a total of 51 funds.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

               Although the Funds are closed, certain investors may continue to invest in the Funds and/or open new Fund accounts. Once an account is closed, additional investments will not be accepted unless you meet one of the specified criteria. You may be required to demonstrate eligibility to purchase shares of a Fund before your investment is accepted. Shares of the Funds are sold at the net asset value per share as determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE") next occurring after a purchase order is received and accepted by a Fund. The Shareholder's Manual section of the Funds' Prospectuses contains detailed information about the purchase of shares.

NET ASSET VALUE DETERMINATION

               As stated in the Funds' Prospectuses, the net asset value ("NAV") of Fund shares is determined once each day the NYSE is open, at the close of its regular trading session (normally 4:00 p.m., New York time, Monday through Friday). The NAV of Fund shares is not determined on days the NYSE is closed. The per share NAV of each Fund is determined by dividing the total value of a Fund's securities and other assets, less liabilities, by the total number of shares outstanding. In determining NAV, securities listed on an Exchange, the Nasdaq National Market and foreign markets are generally valued at the closing prices on such markets, or if such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Municipal securities held by the Funds are traded primarily in the over-the-counter market. Valuations of such securities are furnished by one or more pricing services employed by the Funds and approved by the Trustees and are based upon a computerized matrix system or appraisals obtained by a pricing service, in each case in reliance upon information concerning market transactions and quotations from recognized municipal securities dealers. Other securities that are traded on the over-the-counter market are generally valued at their closing bid prices. Foreign securities and currencies are converted to U.S. dollars using the exchange rate in effect at the close of the NYSE. Each

               Fund will determine the market value of individual securities held by it, by using prices provided by one or more professional pricing services which may provide market prices to other funds, or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value determined in good faith under procedures established by and under the supervision of the Trustees (the "Valuation Procedures").

               Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays and in various foreign markets on days which are not business days in New York and on which a Fund's NAV is not calculated. A Fund calculates its NAV per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the foreign portfolio securities used in such calculation. If an event that is expected to affect the value of a portfolio security occurs after the close of the exchange or market on which that security is traded, and before the Fund calculates its NAV per share, then that security may be valued in good faith under the Valuation Procedures.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

               If investors do not elect online at janus.com, in writing or by phone to receive their dividends and distributions in cash, all income dividends and capital gains distributions, if any, on a Fund's shares are reinvested automatically in additional shares of that Fund at the NAV determined on the payment date. Checks for cash dividends and distributions and confirmations of reinvestments are usually mailed to shareholders within ten days after the record date. Any election of the manner in which a shareholder wishes to receive dividends and distributions (which may be made online at janus.com or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that a Fund receives such notice. Changes to distribution options must be received at least three days prior to the record date to be effective for such date. Investors receiving cash distributions and dividends may elect online at janus.com, in writing or by phone to change back to automatic reinvestment at any time.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

               Procedures for selling shares are set forth in the Shareholder's Manual section of the Funds' Prospectuses. Shares normally will be sold for cash, although each Fund retains the right to sell some or all of its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to sell shares solely in cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of selling the excess in cash or in kind. If shares are sold in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Purchase of Shares - Net Asset Value Determination" and such valuation will be made as of the same time the redemption price is determined.

               The right to require the Funds to sell their shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

SHAREHOLDER ACCOUNTS
--------------------------------------------------------------------------------

               Detailed information about the general procedures for shareholder accounts and specific types of accounts is set forth in the Funds' Prospectuses and at janus.com. Applications for specific types of accounts may be obtained by visiting janus.com, calling a Janus Representative or writing to the Funds at P.O. Box 173375, Denver, Colorado 80217-3375.

ONLINE AND TELEPHONE TRANSACTIONS

               As stated in the Prospectuses, shareholders may initiate a number of transactions at janus.com and by telephone. The Funds, their transfer agent and their distributor disclaim responsibility for the authenticity of instructions received at janus.com and by telephone. Such entities will employ reasonable procedures to confirm that instructions communicated on janus.com and by telephone are genuine. Such procedures may include, among others, requiring personal identification prior to acting upon online and telephone instructions, providing written confirmation of online and telephone transactions and tape recording telephone conversations.

SYSTEMATIC REDEMPTIONS

               As stated in the Shareholder's Manual section of the Prospectuses, if you have a regular account or are eligible for distributions from a retirement plan, you may establish a systematic redemption option. The payments will be made from the proceeds of periodic redemptions of shares in the account at the NAV. Depending on the size or frequency of the disbursements requested, and the fluctuation in value of a Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account. Either an investor or a Fund, by written notice to the other, may terminate the investor's systematic redemption option without penalty at any time.

               Information about requirements to establish a systematic redemption option may be obtained by visiting janus.com, calling a Janus Representative or writing the Funds.

TAX-DEFERRED ACCOUNTS
--------------------------------------------------------------------------------

               The Funds offer several different types of tax-deferred accounts that an investor may establish to invest in Fund shares, depending on rules prescribed by the Code. Traditional and Roth Individual Retirement Accounts may be used by most individuals who have taxable compensation. Simplified Employee Pensions and Defined Contribution Plans (Profit Sharing or Money Purchase Pension Plans) may be used by most employers, including corporations, partnerships and small business owners (including sole proprietors), for the benefit of business owners and their employees. In addition, the Funds offer a Section 403(b)(7) Plan for employees of educational organizations and other qualifying tax-exempt organizations. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               Contributions under Traditional and Roth IRAs, SEPs, Defined Contribution Plans and Section 403(b)(7) Plans are subject to specific contribution limitations. Generally, such contributions may be invested at the direction of the participant.

               Distributions from tax-deferred retirement accounts may be subject to ordinary income tax and may be subject to an additional 10% tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Additionally, shareholders generally must start withdrawing retirement plan assets no later than April 1 of the year after they reach age 70 1/2. Several exceptions to these general rules may apply and several methods exist to determine the amount and timing of the minimum annual distribution (if any). Shareholders should consult with their tax adviser or legal counsel prior to receiving any distribution from any tax-deferred account, in order to determine the income tax impact of any such distribution.

               Coverdell Education Savings Accounts (formerly Education IRAs) allow individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally subject to income tax if not used for qualified education expenses.

               To receive additional information about Traditional and Roth IRAs, SEPs, Defined Contribution Plans, Section 403(b)(7) Plans and Coverdell Education Savings Accounts along with the necessary materials to establish an account, please visit www.janus.com, call a Janus Representative or write to the Funds at P.O. Box 173375, Denver, Colorado 80217-3375. No contribution to a Traditional or Roth IRA, SEP, Defined Contribution Plan, Section 403(b)(7) Plan or Coverdell Education Savings Account can be made until the appropriate forms to establish any such plan have been completed.

INCOME DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAX STATUS
--------------------------------------------------------------------------------

               It is a policy of the Funds to make distributions of substantially all of their investment income and any net realized capital gains. Any capital gains realized during each fiscal year ended October 31, as defined by the Code, are normally declared and payable to shareholders in December. The Funds declare and make annual distributions of income (if any). The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Code. Accordingly, a Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

               The Funds may purchase securities of certain foreign corporations considered to be passive foreign investment companies by the IRS. In order to avoid taxes and interest that must be paid by the Funds, the Funds may make various elections permitted by the tax laws. However, these elections could require that the Funds recognize taxable income, which in turn must be distributed.

               Some foreign securities purchased by the Funds may be subject to foreign taxes which could reduce the yield on such securities. If the amount of foreign taxes is significant in a particular year, the Funds that qualify under Section 853 of the Code may elect to pass through such taxes to shareholders, who will each decide whether to deduct such taxes or claim a foreign tax credit. If such election is not made, foreign taxes paid or accrued will represent an expense to each Fund which will reduce its investment company taxable income.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

               As of January 31, 2002, the officers and Trustees of the Funds as a group owned less than 1% of the outstanding shares of each of the Funds.

               As of January 28, 2002, Charles Schwab & Co., Inc. ("Schwab"), 101 Montgomery Street, San Francisco, CA 94104-4122, and National Financial Services Co. ("National Financial"), P.O. Box 3908, Church Street Station, New York, NY 10008-3908, owned of record 5% or more of the outstanding shares of the Funds for the exclusive benefit of their customers, as shown below:

Fund Name                                                           Held by Schwab
----------------------------------------------------------------------------------------
Janus Fund                                                              13.54%
Janus Twenty Fund                                                       11.07%
Janus Venture Fund                                                       9.39%
Janus Olympus Fund                                                      19.35%
Janus Worldwide Fund                                                    21.11%
Janus Overseas Fund                                                     24.38%
Janus Global Life Sciences Fund                                         19.10%
Janus Global Technology Fund                                            16.33%

Fund Name                                                     Held by National Financial
----------------------------------------------------------------------------------------
Janus Twenty Fund                                                        5.71%
Janus Olympus Fund                                                      10.50%
Janus Worldwide Fund                                                     8.95%
Janus Overseas Fund                                                     10.27%
Janus Global Life Sciences Fund                                         12.53%
Janus Global Technology Fund                                             9.08%

               According to information provided by Schwab and National Financial, this ownership is by nominee only and does not represent beneficial ownership of such shares, because they have no investment discretion or voting power with respect to such shares.

               In addition, as of January 28, 2002, more than 5% of the outstanding shares of the following Funds were owned of record by the shareholders listed below:

                                                Shareholder and                     Percentage
Fund                                           Address of Record                    Ownership
----------------------------------------------------------------------------------------------
Janus Worldwide Fund          FIIOC as Agent for Certain Employee Benefit Plans      11.17%
                              100 Magellan Way, KW1C
                              Covington, KY 41015-1987

Janus Twenty Fund             Nationwide QPVA                                         6.64%
                              c/o IPO CO 67
                              P.O. Box 182029
                              Columbus, OH 43218-2029

Janus Overseas Fund           FIIOC as Agent for Certain Employee Benefit Plans       8.66%
                              100 Magellan Way, KW1C
                              Covington, KY 41015-1987

Janus Overseas Fund           American Express Trust                                  5.18%
                              FBO American Express Trust Retirement Service Plans
                              P.O. Box 534
                              Minneapolis, MN 55440-0534

               To the knowledge of the Funds, no other shareholder owned 5% or more of the outstanding Shares of any Fund as of January 28, 2002.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

               Each Fund is a series of the Trust, a Massachusetts business trust that was created on February 11, 1986. The Trust is an open-end management investment company registered under the 1940 Act. As of the date of this SAI, the Trust offers 26 separate series, three of which currently offer three classes of shares.

               Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

               Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

SHARES OF THE TRUST

               The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. All shares of a Fund participate equally in dividends and other distributions by such Fund, and in residual assets of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion or subscription rights. Shares of each Fund may be transferred by endorsement or stock power as is customary, but a Fund is not bound to recognize any transfer until it is recorded on its books.

SHAREHOLDER MEETINGS

               The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Declaration of Trust or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as changing fundamental policies; electing or removing Trustees; making any changes to the Declaration of Trust that would materially adversely affect shareholders' rights; determining whether to bring certain derivative actions; or for any other purpose that requires a shareholder vote under applicable law or the Trust's governing documents, or as the Trustee consider necessary or desirable. The present Trustees were elected at a meeting of shareholders held on January 31, 2002. Under the Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act.

VOTING RIGHTS

               As a shareholder, you are entitled to one vote for each dollar of net asset value of the Fund that you own. Generally all Funds vote together as a single group, except where a separate vote of one or more Funds is required by law or where the interests of one or more Funds are affected differently from other Funds. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

MASTER/FEEDER OPTION

               The Trust may in the future seek to achieve a Fund's objective by investing all of that Fund's assets in another investment company having the same investment objective and substantially the same investment policies and restrictions as those applicable to that Fund. Unless otherwise required by law, this policy may be implemented by the Trustees without shareholder approval.

INDEPENDENT ACCOUNTANTS

               PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Funds, audit the Funds' annual financial statements and prepare their tax returns.

REGISTRATION STATEMENT

               The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

               Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in such Fund over periods of 1, 5, and 10 years (up to the life of the Fund) that would equate the initial amount invested to the ending value. These rates of return are quoted using three different measures: (1) average annual total return before taxes; (2) average annual total return after taxes on distributions; and (3) average annual total return after taxes on distribution and redemption. The average annual total return before taxes is calculated based on the following formula: P(1+T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). The average annual total return after taxes on distribution is calculated based on the following formula: P(1+T)(n) = ATV(D) (where P = a hypothetical initial payment of $1,000, T = average annual total return (after taxes on distributions), n = the number of years and ATV(D) = the ending value of a hypothetical $1,000 payment made at the beginning of the period). Average annual total return after taxes on distributions and redemption is calculated based on the following formula: P(1+T)(n) = ATV(DR) (where P = a hypothetical initial payment of $1,000, T = the average annual total return (after taxes on distributions and redemptions), n = the number of years and ATV(DR) = the ending value of a hypothetical $1,000 payment made at the beginning of the period).

               All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that all dividends and distributions, less taxes due on such distributions, are reinvested when paid. The taxes due are calculated using the highest individual marginal federal tax rates and capital gains tax rates in effect on the reinvestment date. State and local taxes are not considered. In addition, the formulas do not take into account the effect of the alternative minimum tax or phaseouts of certain tax credits, exemptions and deductions for taxpayers whose adjusted gross income is above a specified amount.

               The average annual total return before taxes of each Fund, computed as of October 31, 2001, is shown in the table below:

                                                            Average Annual Total Return (Before Taxes)
                                   Date        Number      --------------------------------------------
                                 Available    of Months       One         Five       Ten       Life of
Fund Name                        for Sale    in Lifetime      Year       Years      Years       Fund
-------------------------------------------------------------------------------------------------------
Janus Fund                         2/5/70         381       (43.42)%      7.94%     10.74%      15.24%
Janus Twenty Fund                 4/30/85         198       (47.43)%     11.31%     12.41%      14.89%
Janus Venture Fund                4/30/85         198       (40.67)%      6.52%      9.38%      13.57%
Janus Olympus Fund               12/29/95          70       (50.61)%     12.88%        N/A      15.06%
Janus Worldwide Fund              5/15/91       125.5       (36.56)%      8.72%     13.34%      14.32%
Janus Overseas Fund                5/2/94          89       (37.09)%      8.63%        N/A      11.62%
Janus Global Life Sciences Fund  12/31/98          34       (24.26)%        N/A        N/A      20.53%
Janus Global Technology Fund     12/31/98          34       (59.95)%        N/A        N/A       3.65%

               Average annual total return after taxes on distributions assumes that (1) taxes are paid on distributions at the time of the distribution; (2) shares were held for the entire measurement period; and (3) no taxes have been paid on accumulated capital appreciation. The average annual total return after taxes on distributions of each Fund, computed as of October 31, 2001, is shown in the table below:

                                                            Average Annual Return (After Taxes on
                                                                        Distributions)
                                   Date        Number      ----------------------------------------
                                 Available    of Months       One       Five       Ten     Life of
Fund Name                        for Sale    in Lifetime     Year       Years     Years      Fund
---------------------------------------------------------------------------------------------------
Janus Fund                         2/5/70         381      (44.84)%     4.97%     8.31%     11.82%
Janus Twenty Fund                 4/30/85         198      (47.73)%     8.79%    10.26%     12.53%
Janus Venture Fund                4/30/85         198      (43.56)%     2.93%     6.23%     10.53%
Janus Olympus Fund               12/29/95          70      (50.80)%    12.18%       N/A     14.45%
Janus Worldwide Fund              5/15/91       125.5      (38.02)%     7.19%    12.01%     13.04%
Janus Overseas Fund                5/2/94          89      (38.94)%     7.53%       N/A     10.77%
Janus Global Life Sciences Fund  12/31/98          34      (24.28)%       N/A       N/A     20.52%
Janus Global Technology Fund     12/31/98          34      (60.18)%       N/A       N/A      3.34%

               Average annual total return after taxes on distributions and redemption assumes that (1) taxes are paid at the time of the distribution; (2) shares have been sold at the end of the measurement period; and (3) the long-term capital gains tax rate is applied on accumulated capital appreciation for all periods. If a capital loss would have occurred on liquidation, the loss is recorded as a tax benefit, increasing the return after taxes on distributions and redemption. The average annual total return after taxes on distributions and redemption of each Fund, computed as of October 31, 2001, is shown in the table below:

                                                           Average Annual Total Return (After Taxes on
                                   Date        Number             Distributions and Redemption)
                                 Available    of Months       One         Five       Ten       Life of
Fund Name                        for Sale    in Lifetime      Year       Years      Years       Fund
-------------------------------------------------------------------------------------------------------
Janus Fund                         2/5/70         381       (24.28)%      6.33%      8.49%      11.67%
Janus Twenty Fund                 4/30/85         198       (28.30)%      8.53%      9.68%      11.90%
Janus Venture Fund                4/30/85         198       (20.31)%      5.50%      7.28%      10.86%
Janus Olympus Fund               12/29/95          70       (30.59)%     10.59%        N/A      12.60%
Janus Worldwide Fund              5/15/91       125.5       (20.17)%      6.88%     11.06%      12.02%
Janus Overseas Fund                5/2/94          89       (20.28)%      7.00%        N/A       9.71%
Janus Global Life Sciences Fund  12/31/98          34       (14.77)%        N/A        N/A      16.93%
Janus Global Technology Fund     12/31/98          34       (36.37)%        N/A        N/A       2.90%

               From time to time in advertisements or sales material, the Funds may discuss their performance ratings or other information as published by recognized mutual fund statistical rating services, including, but not limited to, Lipper Analytical Services, Inc. ("Lipper"), Ibbotson Associates, Micropal or Morningstar, Inc. ("Morningstar") or by publications of general interest such as Forbes, Money, The Wall Street Journal, Mutual Funds Magazine, Kiplinger's, or Smart Money. The Funds may also compare their performance to that of other selected mutual funds (for example, peer groups created by Lipper or Morningstar), mutual fund averages or recognized stock market indicators, including, but not limited to, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, the Russell 2000 Index and the NASDAQ composite. In addition, the Funds may compare their total return or yield to the yield on U.S. Treasury obligations and to the percentage change in the Consumer Price Index. Janus Worldwide Fund may also compare its performance to the record of global market indicators, such as the Morgan Stanley Capital International World Index. Janus Overseas Fund may also compare its performance to the record of global market indicators, such as the Morgan Stanley Capital International Europe, Australasia, and the Far East (EAFE(R) Index). Such performance ratings or comparisons may be made with funds that may have different investment restrictions, objectives, policies or techniques than the Funds and such other funds or market indicators may be comprised of securities that differ significantly from the Funds' investments.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORTS

               The following audited financial statements for the period ended October 31, 2001 are hereby incorporated into this SAI by reference to the Funds' Annual Reports dated October 31, 2001:

               Schedules of Investments as of October 31, 2001

               Statements of Operations for the period ended October 31, 2001

               Statements of Assets and Liabilities as of October 31, 2001

               Statements of Changes in Net Assets for the periods ended October 31, 2001 and 2000

               Financial Highlights for each of the periods indicated

               Notes to Financial Statements

               Reports of Independent Accountants

               The portions of such Annual Reports that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

EXPLANATION OF RATING CATEGORIES

               The following is a description of credit ratings issued by two of the major credit ratings agencies. Credit ratings evaluate only the safety of principal and interest payments, not the market value risk of lower quality securities. Credit rating agencies may fail to change credit ratings to reflect subsequent events on a timely basis. Although Janus Capital considers security ratings when making investment decisions, it also performs its own investment analysis and does not rely solely on the ratings assigned by credit agencies.

STANDARD & POOR'S
RATINGS SERVICES

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                AAA......................... Highest rating; extremely strong capacity to pay principal and
                                             interest.
                AA.......................... High quality; very strong capacity to pay principal and interest.
                A........................... Strong capacity to pay principal and interest; somewhat more
                                             susceptible to the adverse effects
                                             of changing circumstances and
                                             economic conditions.
                BBB......................... Adequate capacity to pay principal and interest; normally exhibit
                                             adequate protection parameters, but
                                             adverse economic conditions or
                                             changing circumstances more likely
                                             to lead to a weakened capacity to
                                             pay principal and interest than for
                                             higher rated bonds.
                Non-Investment Grade
                BB, B, CCC, CC, C........... Predominantly speculative with respect to the issuer's capacity to
                                             meet required interest and
                                             principal payments. BB - lowest
                                             degree of speculation; C - the
                                             highest degree of speculation.
                                             Quality and protective
                                             characteristics outweighed by large
                                             uncertainties or major risk
                                             exposure to adverse conditions.
                D........................... In default.

MOODY'S INVESTORS SERVICE, INC.

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                Investment Grade
                Aaa......................... Highest quality, smallest degree of investment risk.
                Aa.......................... High quality; together with Aaa bonds, they compose the high-grade
                                             bond group.
                A........................... Upper-medium grade obligations;
                                             many favorable investment
                                             attributes.
                Baa......................... Medium-grade obligations; neither highly protected nor poorly
                                             secured. Interest and principal
                                             appear adequate for the present but
                                             certain protective elements may be
                                             lacking or may be unreliable over
                                             any great length of time.
                Non-Investment Grade
                Ba.......................... More uncertain, with speculative elements. Protection of interest
                                             and principal payments not well
                                             safeguarded during good and bad
                                             times.
                B........................... Lack characteristics of desirable investment; potentially low
                                             assurance of timely interest and
                                             principal payments or maintenance
                                             of other contract terms over time.
                Caa......................... Poor standing, may be in default;
                                             elements of danger with respect to
                                             principal or interest payments.
                Ca.......................... Speculative in a high degree; could be in default or have other marked
                                             shortcomings.
                C........................... Lowest-rated; extremely poor
                                             prospects of ever attaining
                                             investment standing.

               Unrated securities will be treated as noninvestment grade securities unless a portfolio manager determines that such securities are the equivalent of investment grade securities. Securities that have received different ratings from more than one agency are considered investment grade if at least one agency has rated the security investment grade.

                    [JANUS LOGO]
                                    www.janus.com

                                    PO Box 173375
                                    Denver, CO 80217-3375
                                    1-800-525-3713

                              February 25, 2002
                              As Supplemented April 3, 2002, May 13, 2002,
                              May 31, 2002 and June 19, 2002

                              MONEY MARKET FUNDS -- INVESTOR SHARES
                              Janus Money Market Fund
                              Janus Tax-Exempt Money Market Fund
                              Janus Government Money Market Fund

                             JANUS INVESTMENT FUND

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Investor Shares (the "Shares") of Janus Money Market Fund, Janus Tax-Exempt Money Market Fund and Janus Government Money Market Fund. The Funds are each a separate series of Janus Investment Fund, a Massachusetts business trust.

     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated February 25, 2002, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from the Trust on janus.com, by calling 1-800-525-3713, or by writing the Funds at the address shown on the back cover of this SAI. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge on janus.com, by calling 1-800-525-3713, or by writing the Funds at the address shown on the back cover of this SAI.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                Investment Policies and Restrictions and
                Investment Strategies...........................    2
                Performance Data................................   19
                Investment Adviser and Administrator............   23
                Custodian, Transfer Agent
                and Certain Affiliations........................   29
                Portfolio Transactions and Brokerage............   30
                Trustees and Officers...........................   34
                Purchase of Shares..............................   43
                Redemption of Shares............................   44
                Shareholder Accounts............................   45
                Tax-Deferred Accounts...........................   46
                Dividends and Tax Status........................   48
                Principal Shareholders..........................   50
                Miscellaneous Information.......................   51
                Financial Statements............................   54
                Appendix A - Description of Securities Ratings..   55
                Appendix B - Description of Municipal
                Securities......................................   58

INVESTMENT POLICIES AND RESTRICTIONS AND
INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

               Each Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of Shares if a matter affects just that Fund or that class of Shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of Shares) are present or represented by proxy.

               As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government Securities" shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. Government Securities as securities issued or guaranteed by the United States government, its agencies or instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. government securities.

               The Funds have adopted the following fundamental policies and restrictions:

               (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government Security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7); or
               (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

               (2) A Fund may not purchase securities if 25% or more of the value of a Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in

               U.S. Government Securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

               (3) A Fund may not act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

               (4) A Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

               (5) A Fund may not purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

               (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Funds from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

               (7) A Fund may not borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

               (8) Each Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as that Fund.

               Investment restriction (1) is intended to reflect the requirements under Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Funds interpret restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a non-controlled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

FUNDAMENTAL INVESTMENT POLICY APPLICABLE TO JANUS TAX-EXEMPT MONEY MARKET FUND

               JANUS TAX-EXEMPT MONEY MARKET FUND. As a fundamental policy, this Fund will invest, under normal circumstances, at least 80% of its net assets in short-term municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax.

               Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

               (1) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid securities"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

               (2) A Fund may not purchase securities on margin, or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

               (3) A Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

               (4) A Fund may not invest in companies for the purpose of exercising control of management.

               Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Funds may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital Management LLC ("Janus Capital") serves as investment adviser. All such borrowing and lending will be subject to the above limits. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

               For the purposes of the Funds' policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single industry are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

               Each of the Funds may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

               Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government Securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

               Pursuant to Rule 2a-7, each Fund (except Janus Tax-Exempt Money Market Fund) will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities which are eligible securities that are not first-tier securities. However, a Fund (except for Janus Tax-Exempt Money Market Fund, in certain cases) may not invest in a second-tier security if immediately after the acquisition thereof the Fund would have invested more than (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer, or (ii) five percent of its total assets in second-tier securities.

               The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

               Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a

               Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolio. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

               Janus Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

               Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

               The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.

               Interests in pools of mortgage-backed securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.

               As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

               The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

               Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds

               80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. government does not guarantee any aspect of Freddie Mac PCs.

               Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. government does not guarantee any aspect of the Fannie Mae pass-through securities.

               The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages.

               Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

               Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Funds will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. government securities, letters of credit and such other collateral permitted by the SEC. Cash collateral may be invested in money market funds advised by Janus to the extent consistent with exemptive relief obtained from the SEC.

Reverse Repurchase Agreements

               Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

               Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

When-Issued and Delayed Delivery Securities

               Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Funds' custodian will segregate cash or high quality liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the segregated securities or from other available sources of cash. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value.

Investment Company Securities

               From time to time, the Funds may invest in securities of other investment companies. The Funds are subject to the provisions of
               Section 12(d)(1) of the 1940 Act. Funds managed by Janus Capital ("Janus Funds") may invest in securities of the Funds and any other money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an

               SEC exemptive order obtained by Janus Capital and the Janus
               Funds.

Debt Obligations

               Janus Money Market Fund may invest in U.S. dollar denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Obligations of Financial Institutions

               Janus Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

               Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties and that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

               Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

               Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

               Janus Government Money Market Fund and to a lesser extent, Janus Money Market Fund, invest in U.S. Government Securities. U.S. Government Securities shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. Government Securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. government securities. U.S. Government Securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by Ginnie Mae. In addition, U.S. Government Securities in which the Fund may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac and the Tennessee Valley Authority. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.

Municipal Securities

               The municipal securities in which Janus Tax-Exempt Money Market Fund may invest include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest; "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise tax or other source; and "industrial development bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities. The Fund may also invest in high quality participation interests in municipal securities. A more detailed description of various types of municipal securities is contained in Appendix B.

               When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the issuing entity, that entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets and revenues of the non-governmental issuer, the non-governmental issuer will be deemed to be the sole issuer of the bond.

Municipal Leases

               Janus Money Market Fund and Janus Tax-Exempt Money Market Fund may invest in municipal leases. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sales contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Funds will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional, irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments".

               In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

               Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Fund.

PERFORMANCE DATA
--------------------------------------------------------------------------------

               A Fund may provide current annualized and effective annualized yield quotations based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns.

               In performance advertising, the Funds may compare their Shares' performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., CDC/Wiesenberger, iMoneyNet's Money Fund Report or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Funds may also compare their Shares' performance information with the performance of recognized stock, bond and other indices, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, the Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). The Funds may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines. The Funds may also compare the Shares' yield to those of certain U.S. Treasury obligations or other money market instruments.

               Any current yield quotation of the Shares which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period. The Fund's current yield shall be calculated by (a) determining the net change during a seven calendar day period in the value of a hypothetical account having a balance of one share at the beginning of the period, (b) dividing the net change by the value of the account at the beginning of the period to obtain a base period return, and (c) multiplying the quotient by 365/7 (i.e., annualizing). For this purpose, the net change in account value would reflect the value of additional Shares purchased with dividends declared on the original Share and dividends declared on both the original Share and any such additional Shares, but would not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, the Shares may advertise effective yield quotations. Effective yield quotations are calculated by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result (i.e., compounding).

               Janus Tax-Exempt Money Market Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal such Shares' yield after taxes. Tax equivalent yields are calculated by dividing Janus Tax-Exempt Money Market Fund's yield by one minus the stated federal or combined federal and state tax rate. If only a portion of the Shares' yield is tax-exempt, only that portion is adjusted in the calculation.

               The Shares' current yield and effective yield for the seven-day period ended October 31, 2001 is shown below:

                                                              Seven-day         Effective
Fund Name                                                       Yield        Seven-day Yield
--------------------------------------------------------------------------------------------
Janus Money Market Fund - Investor Shares                       2.39%             2.42%
Janus Tax-Exempt Money Market Fund - Investor Shares*           1.95%             1.97%
Janus Government Money Market Fund - Investor Shares            2.36%             2.39%

*Janus Tax-Exempt Money Market Fund Investor Shares' tax equivalent yield for the seven day period ended October 31, 2001 was 2.71%.

               Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Shares. Also, processing organizations or other institutions may charge their customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yield on a class of Shares is not fixed or guaranteed, and an investment in the Shares is not insured. Accordingly, yield information may not necessarily be used to compare Shares with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. In addition, because investments in the Funds are not insured or guaranteed, yield on the Shares may not necessarily be used to compare the Shares with investment alternatives which are insured or guaranteed.

DETERMINATION OF NET ASSET VALUE

               Pursuant to the rules of the SEC, the Trustees have established procedures to stabilize each Fund's net asset value at $1.00 per Share. These procedures include a review of the extent of any deviation of net asset value per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of Shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per Share as determined by using available market quotations. Each Fund i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER AND ADMINISTRATOR
--------------------------------------------------------------------------------

               As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments. The Funds have each agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least the next annual renewal of the advisory agreements. In addition, the Funds pay brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

               On behalf of the Shares, each of the Funds has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreements, each of the Funds has agreed to compensate Janus Capital for administrative services at the annual rate of 0.50% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, net asset value determination and fund accounting, recordkeeping, and blue sky registration and monitoring services, trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders and other costs of complying with applicable laws regulating the sale of Shares. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs.

               The following table summarizes the advisory fees paid by the Funds for the fiscal years ended October 31:

                                  2001                        2000                        1999
                       --------------------------   -------------------------   -------------------------
                         Advisory      Advisory       Advisory      Advisory      Advisory      Advisory
                        Fees Prior    Fees After     Fees Prior    Fees After    Fees Prior    Fees After
Fund Name              to Reduction    Reduction    to Reduction   Reduction    to Reduction   Reduction
---------------------------------------------------------------------------------------------------------
Janus Money Market
  Fund                 $28,313,070    $14,156,535   $19,692,208    $9,846,104   $14,570,672    $7,285,336
Janus Tax-Exempt
  Money Market Fund       $504,934       $252,467      $485,046      $242,523      $437,746      $218,873
Janus Government
  Money Market Fund     $2,516,724     $1,258,362    $2,292,644    $1,146,322    $2,093,192    $1,046,596

               The following table summarizes the administration fees paid by the Shares for the fiscal years ended October 31:

                                                      2001             2000             1999
                                                 --------------   --------------   --------------
                                                 Administration   Administration   Administration
Fund Name                                             Fees             Fees             Fees
-------------------------------------------------------------------------------------------------
Janus Money Market Fund - Investor Shares         $18,148,104      $14,910,528       $9,043,263
Janus Tax-Exempt Money Market Fund - Investor
  Shares                                             $952,983         $842,177         $614,729
Janus Government Money Market Fund - Investor
  Shares                                           $2,014,221       $1,704,063       $1,153,922

               Advisory fees are paid on the Fund level while administration fees are paid on the class level.

               Each Fund's Advisory Agreement is dated April 3, 2002 and will continue in effect until July 1, 2002, and thereafter from year to year so long as such continuance is approved annually by a majority of the Trustees who are not parties to the Advisory Agreements or interested persons of any such party, and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement i) may be terminated without the payment of any penalty by any Fund or Janus Capital on 60 days' written notice; ii) terminates automatically in the event of its assignment; and iii) generally, may not be amended without the approval of a majority of the Trustees of the affected Fund, including the Trustees who are not interested persons of that Fund or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

               Janus Capital is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell"), a publicly traded holding company with principal operations in financial asset management businesses. Stilwell, through its subsidiaries, indirectly owns approximately 92% of Janus Capital, and certain Janus Capital employees directly own approximately 8%.

               In approving the Funds' existing Advisory Agreements, the Trustees considered various matters relating to the possible effects on Janus Capital and the Funds of the expiration of Mr. Bailey's contractual management rights with respect to Janus Capital, including Stilwell's intentions regarding the preservation and strengthening of Janus Capital's business and existing and proposed incentive compensation arrangements for key Janus Capital employees.

               In addition, the Trustees considered a wide range of information of the type they regularly consider when determining whether to continue the Funds' Advisory Agreements as in effect from year to year. The Trustees considered information about, among other things:

               - Janus Capital and its personnel (including particularly those personnel with responsibilities for providing services to the Funds), resources and investment process;

               - the terms of each Advisory Agreement;

               - the scope and quality of the services that Janus Capital has been providing to the Funds;

               - the investment performance of each Fund and of comparable funds managed by other advisers over various periods;

               - the advisory fee rates payable to Janus Capital by the Funds and by other funds and client accounts managed by Janus Capital, and payable by comparable funds managed by other advisers;

               - the total expense ratio of each Fund and of comparable funds managed by other advisers;

               - compensation payable by the Funds to affiliates of Janus
                 Capital for other services;

               - the profitability to Janus Capital and its affiliates of their relationships with the Funds; and

               - Janus Capital's use of the Funds' portfolio brokerage
                 transactions to obtain research benefiting the Funds or other Janus Capital clients at a cost that may be in excess of the amount other brokers would charge or to reduce certain out-of-pocket expenses otherwise payable by the Funds.

               Janus Capital also acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

               Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

               Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

               Each account managed by Janus Capital has its own investment objective and is managed in accordance with that objective by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

               The Funds' portfolio managers are not permitted to purchase and sell securities for their own accounts except under the limited exceptions contained in the Code of Ethics, which applies to Directors/Trustees of Janus Capital and the Funds and employees of, and persons working on a contractual basis for, Janus Capital and its subsidiaries. The Code of Ethics is on file with and available from the SEC through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel, inside Directors/Trustees of Janus Capital and the Funds and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds.

               In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

               The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital.

CUSTODIAN, TRANSFER AGENT AND
CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

               Citibank, N.A., 111 Wall Street 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

               Janus Services LLC, P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Funds. The Funds do not pay Janus Services a fee.

               Janus Distributors LLC, 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is a distributor of the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their shares in all states in which the shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Funds' shares and accepts orders at net asset value. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of shares are paid by Janus Capital.

               Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Funds or which performed services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

               Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below.

               Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; and financial stability of the broker or dealer. In addition, Janus Capital may consider the value of research products or services provided by broker-dealers as a factor in selecting broker and dealers and in negotiating commissions. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. These research and other services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities, and access to third party publications, computer and electronic equipment and software. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and services described above. Much of the research provided to Janus Capital by broker-dealers would otherwise be available to Janus Capital for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital through broker-dealers. For example, Janus Capital has arrangements with broker-dealers to allocate brokerage in exchange for, among other thing, third-party research reports relating to specific industry fundamentals and trends, third-party research reports providing analysis of micro and macro economic trends, and access to databases providing financial, market, economic and fundamental data. Because Janus Capital receives research from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital may also direct trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but direct a portion of the commission to another broker-dealer that supplies Janus Capital with research services and/or products.

               For the fiscal year ended October 31, 2001, the Funds paid no brokerage commissions to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds.

               The Funds generally buy and sell securities in principal transactions, in which no commissions are paid. For the fiscal years ended October 31, 2001, October 31, 2000 and October 31, 1999, the Funds did not incur any brokerage commissions. However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the respective Fund will be no less favorable than that of contemporaneously available principal transactions.

               Janus Capital may use research products and services in servicing other accounts in addition to the Funds. Fixed-income related research products and services may be paid for by commissions generated by equity trades. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

               Janus Capital may consider sales of Shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Shares as a factor in the selection of broker-dealers to execute Fund portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Fund (i) to the Fund or (ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

               When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

               As of October 31, 2001, certain Funds owned securities of their regular broker-dealers (or parents), as shown below:

                                                    Name of                      Value of
Fund Name                                        Broker-Dealer               Securities Owned
---------------------------------------------------------------------------------------------
Janus Money Market Fund             ABN AMRO Bank N.V.                         $300,000,000
Janus Money Market Fund             Barclays Capital, Inc.                       50,020,603
Janus Money Market Fund             Banc One Capital Markets, Inc.               50,038,118
Janus Money Market Fund             Banc of America Securities, Inc.            500,000,000
Janus Money Market Fund             Bear Stearns & Company, Inc.                250,000,000
Janus Money Market Fund             Credit Suisse First Boston Corp.            200,000,000
Janus Money Market Fund             Deutsche Banc Alex. Brown, Inc.             637,900,000
Janus Money Market Fund             Donaldson, Lufkin & Jenrette, Inc.           50,017,197
Janus Money Market Fund             Goldman Sachs & Co.                         700,000,000
Janus Money Market Fund             First Union Brokerage Services, Inc.         50,001,058
Janus Money Market Fund             J.P. Morgan Securities, Inc.                850,000,000
Janus Money Market Fund             Lehman Brothers, Inc.                       750,000,000
Janus Money Market Fund             Merrill Lynch, Pierce, Fenner and           550,000,000
                                      Smith, Inc.
Janus Money Market Fund             Morgan Stanley & Company, Inc.              800,000,000
Janus Government Money Market Fund  ABN AMRO Bank N.V.*                         112,600,000
Janus Government Money Market Fund  Bear Stearns & Company, Inc.*               150,000,000
Janus Government Money Market Fund  Credit Suisse First Boston Corp.*           175,000,000
Janus Government Money Market Fund  Deutsche Banc Alex. Brown, Inc.*            205,500,000
Janus Government Money Market Fund  Lehman Brothers, Inc.*                      200,000,000

* Broker-dealer is the counterparty to a repurchase agreement collateralized by government securities.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

               The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years. Each Trustee has served in that capacity since he was originally elected or appointed. In addition, each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Aspen Series and Janus Adviser Series. Collectively, these three registered investment companies consist of 52 series or funds.

               The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary.

----------------------------------------------------------------------------------------------------------
                                                 TRUSTEES
----------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND           OTHER
                           POSITIONS                 PRINCIPAL OCCUPATIONS    COMPLEX        DIRECTORSHIPS
NAME, AGE AND              HELD WITH  LENGTH OF      DURING THE PAST          OVERSEEN BY    HELD BY
ADDRESS                    FUND       TIME SERVED    FIVE YEARS               TRUSTEE        TRUSTEE
----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
----------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*         President, 6/69-Present   Until July 1, 2002,      52             N/A
 100 Fillmore Street       Chairman                  President and Chief
 Denver, CO 80206          and                       Executive Officer of
 Age 64                    Trustee                   Janus Capital.
                                                     Formerly, President and
                                                     Director (1994-2002) of
                                                     the Janus Foundation;
                                                     Chairman and Director
                                                     (1978-2002) of Janus
                                                     Capital Corporation;
                                                     and Director
                                                     (1997-2001) of Janus
                                                     Distributors, Inc.
----------------------------------------------------------------------------------------------------------

* The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

----------------------------------------------------------------------------------------------------------
                                                 TRUSTEES
----------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND           OTHER
                           POSITIONS                 PRINCIPAL OCCUPATIONS    COMPLEX        DIRECTORSHIPS
NAME, AGE AND              HELD WITH  LENGTH OF      DURING THE PAST          OVERSEEN BY    HELD BY
ADDRESS                    FUND       TIME SERVED    FIVE YEARS               TRUSTEE        TRUSTEE
----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
----------------------------------------------------------------------------------------------------------
 William F. McCalpin       Trustee    6/02-Present   Executive Vice           52             Founding
 100 Fillmore Street                                 President and Chief                     Director and
 Denver, CO 80206                                    Operating Officer of                    Board Chair,
 Age 45                                              The Rockefeller                         Solar
                                                     Brothers Fund (a                        Development
                                                     private family                          Foundation;
                                                     foundation). Formerly,                  Trustee and
                                                     Director of Investments                 Vice
                                                     (1991-1998) of The John                 President,
                                                     D. and Catherine T.                     Asian
                                                     MacArthur Foundation (a                 Cultural
                                                     private family                          Council.
                                                     foundation).
----------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.     Trustee    6/02-Present   President and Chief      52             Chairman of
 100 Fillmore Street                                 Executive Officer of                    the Board,
 Denver, CO 80206                                    The Field Museum of                     Divergence
 Age 64                                              Natural History.                        LLC; Director
                                                     Formerly, Senior Vice                   of A.M.
                                                     President (1987-1997)                   Castle & Co.,
                                                     of Booz-Allen &                         Harris
                                                     Hamilton, Inc. (a                       Insight
                                                     management consulting                   Funds, W.W.
                                                     firm).                                  Grainger,
                                                                                             Inc.; Trustee
                                                                                             of WTTW
                                                                                             (Chicago
                                                                                             public
                                                                                             television
                                                                                             station), the
                                                                                             University of
                                                                                             Chicago and
                                                                                             Chicago
                                                                                             Public
                                                                                             Education
                                                                                             Fund.
----------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          Trustee    2/71-Present   Private Investor.        52             N/A
 100 Fillmore Street                                 Formerly (1997-1998)
 Denver, CO 80206                                    Chief Financial
 Age 58                                              Officer - Boston Market
                                                     Concepts, Boston
                                                     Chicken, Inc., Golden,
                                                     CO (a restaurant
                                                     chain).
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
                                                 TRUSTEES
----------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              PORTFOLIOS IN
                                                                              FUND           OTHER
                           POSITIONS                 PRINCIPAL OCCUPATIONS    COMPLEX        DIRECTORSHIPS
NAME, AGE AND              HELD WITH  LENGTH OF      DURING THE PAST          OVERSEEN BY    HELD BY
ADDRESS                    FUND       TIME SERVED    FIVE YEARS               TRUSTEE        TRUSTEE
----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CNTD.)
----------------------------------------------------------------------------------------------------------
 James T. Rothe            Trustee    1/97-Present   Professor of Business,   52             Director of
 100 Fillmore Street                                 University of Colorado,                 Optika Inc.
 Denver, CO 80206                                    Colorado Springs, CO.                   and NeoCore
 Age 58                                              Formerly, Distinguished                 Corp.
                                                     Visiting Professor of
                                                     Business (2001-2002),
                                                     Thunderbird (American
                                                     Graduate School of
                                                     International
                                                     Management), Phoenix,
                                                     AZ; and Principal
                                                     (1988-1999) of
                                                     Phillips-Smith Retail
                                                     Group, Colorado
                                                     Springs, CO (a venture
                                                     capital firm).
----------------------------------------------------------------------------------------------------------
 William D. Stewart        Trustee    6/84-Present   Corporate Vice           52             N/A
 100 Fillmore Street                                 President and General
 Denver, CO 80206                                    Manager of MKS
 Age 57                                              Instruments - HPS
                                                     Products, Boulder, CO
                                                     (a manufacturer of
                                                     vacuum fittings and
                                                     valves).
----------------------------------------------------------------------------------------------------------
 Martin H. Waldinger       Trustee    8/69-Present   Consultant               52             N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 63
----------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
                                                TERM OF OFFICE*
NAME, AGE AND              POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS                    FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------------
 Sharon S. Pichler**       Executive Vice       12/94-Present       Vice President of Janus Capital.
 100 Fillmore Street       President and                            Formerly, Portfolio Manager (1994-
 Denver, CO 80206          Portfolio Manager                        1999) of Janus Government Money
 Age 53                    Janus Money Market                       Market Fund.
                           Fund
                           Janus Tax-Exempt
                           Money Market Fund
---------------------------------------------------------------------------------------------------------
 J. Eric Thorderson**      Executive Vice       9/99-Present        Vice President of Janus Capital.
 100 Fillmore Street       President and                            Formerly, Senior Analyst (1996-1999)
 Denver, CO 80206          Portfolio Manager                        for Janus Capital Corporation.
 Age 41                    Janus Government
                           Money Market Fund
---------------------------------------------------------------------------------------------------------
 Thomas A. Early**         Vice President and   3/98-Present        Vice President, General Counsel,
 100 Fillmore Street       General Counsel                          Secretary and Interim Director of
 Denver, CO 80206                                                   Janus Capital; Vice President,
 Age 47                                                             General Counsel, Secretary and
                                                                    Director of Janus Services LLC, Janus
                                                                    Capital International LLC and Janus
                                                                    Institutional Services LLC; Vice
                                                                    President, General Counsel and
                                                                    Director to Janus International
                                                                    (Asia) Limited and Janus
                                                                    International Limited; Vice
                                                                    President, General Counsel and
                                                                    Secretary to Janus Distributors LLC
                                                                    and the Janus Foundation; and
                                                                    Director for Janus Capital Trust
                                                                    Manager Limited and Janus World
                                                                    Funds. Formerly, Director (2001) of
                                                                    Janus Distributors, Inc.; Vice
                                                                    President, General Counsel, Secretary
                                                                    and Director (2000-2002) of Janus
                                                                    International Holding, Inc.; and
                                                                    Executive Vice President and General
                                                                    Counsel/Mutual Funds (1994-1998) of
                                                                    Prudential Insurance Company.
---------------------------------------------------------------------------------------------------------
 Bonnie M. Howe**          Vice President       12/99-Present       Vice President and Assistant General
 100 Fillmore Street                                                Counsel to Janus Capital, Janus
 Denver, CO 80206                                                   Distributors LLC and Janus Services
 Age 36                                                             LLC. Formerly, Assistant Vice
                                                                    President (1997-1999) and Associate
                                                                    Counsel (1995-1999) for Janus Capital
                                                                    Corporation and Assistant Vice
                                                                    President (1998-2000) for Janus
                                                                    Service Corporation.
---------------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
                                                TERM OF OFFICE*
NAME, AGE AND              POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS                    FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes**     Vice President and   12/99-Present       Vice President and Assistant General
 100 Fillmore Street       Secretary                                Counsel of Janus Capital, Janus
 Denver, CO 80206                                                   Distributors LLC and Janus Services
 Age 36                                                             LLC. Formerly, Assistant Vice
                                                                    President (1997-1999) of Janus
                                                                    Capital Corporation; Chief Compliance
                                                                    Officer, Director and President
                                                                    (1997-1999) of Janus Distributors,
                                                                    Inc.; and Assistant Vice President
                                                                    (1998-2000) of Janus Service
                                                                    Corporation.
---------------------------------------------------------------------------------------------------------
 David R. Kowalski**       Vice President       6/02-Present        Vice President and Chief Compliance
 100 Fillmore Street                                                Officer of Janus Capital and Janus
 Denver, CO 80206                                                   Distributors LLC; and Assistant Vice
 Age 45                                                             President of Janus Services LLC.
                                                                    Formerly, Senior Vice President and
                                                                    Director (1985-2000) of Mutual Fund
                                                                    Compliance for Van Kampen Funds.
---------------------------------------------------------------------------------------------------------
 Glenn P. O'Flaherty**     Treasurer and Chief  1/96-Present        Vice President of Janus Capital.
 100 Fillmore Street       Accounting Officer                       Formerly, Director of Fund Accounting
 Denver, CO 80206                                                   (1991-1997) of Janus Capital
 Age 43                                                             Corporation.
---------------------------------------------------------------------------------------------------------
 Loren M. Starr**          Vice President and   9/01-Present        Vice President of Finance, Treasurer,
 100 Fillmore Street       Chief Financial                          Chief Financial Officer and Interim
 Denver, CO 80206          Officer                                  Director of Janus Capital; Vice
 Age 40                                                             President of Finance, Treasurer and
                                                                    Chief Financial Officer of Janus
                                                                    Services LLC and Janus International
                                                                    Limited; Vice President of Finance,
                                                                    Treasurer, Chief Financial Officer
                                                                    and Director of Janus Distributors
                                                                    LLC, Janus Capital International LLC
                                                                    and Janus Institutional Services LLC;
                                                                    and Director of Janus Capital Trust
                                                                    Manager Limited and Janus World
                                                                    Funds. Formerly, Vice President of
                                                                    Finance, Treasurer, Chief Financial
                                                                    Officer (2001-2002) and Director
                                                                    (2002) for Janus International
                                                                    Holding, Inc.; Managing Director,
                                                                    Treasurer and Head of Corporate
                                                                    Finance and Reporting (1998-2001) for
                                                                    Putnam Investments; and Senior Vice
                                                                    President of Financial Planning and
                                                                    Analysis (1996-1998) for Lehman
                                                                    Brothers, Inc.
---------------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
                                                TERM OF OFFICE*
NAME, AGE AND              POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS                    FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------------
 Heidi J. Walter**         Vice President       4/00-Present        Vice President and Assistant General
 100 Fillmore Street                                                Counsel to Janus Capital and Janus
 Denver, CO 80206                                                   Services LLC. Formerly, Vice
 Age 34                                                             President and Senior Legal Counsel
                                                                    (1995-1999) for Stein Roe & Farnham,
                                                                    Inc.
---------------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.

               The Trustees are responsible for major decisions relating to each Fund's objective, policies and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Information about each of these committees is provided in the following table:

-----------------------------------------------------------------------------------------------------
                                                                               NUMBER OF MEETINGS
                                                       MEMBERS (AS OF          HELD DURING LAST
                           FUNCTIONS                   JUNE 19, 2002)          FISCAL YEAR
-----------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE           Reviews the financial       John W. McCarter, Jr.             4
                           reporting process, the      (Chairman)
                           system of internal          Dennis B. Mullen
                           control, the audit          William D. Stewart
                           process, and the Trusts'
                           process for monitoring
                           compliance with investment
                           restrictions and
                           applicable laws and the
                           Trusts' Code of Ethics.
-----------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE       Reviews and makes           James T. Rothe                    5
                           recommendations regarding   (Chairman)
                           matters related to the      William F. McCalpin
                           Trusts' use of brokerage    Dennis B. Mullen
                           commissions and placement
                           of portfolio transactions.
-----------------------------------------------------------------------------------------------------
 MONEY MARKET COMMITTEE    Reviews various matters     Martin H. Waldinger               4
                           related to the operations   (Chairman)
                           of the Janus Money Market   William F. McCalpin
                           Funds, including            James T. Rothe
                           compliance with each
                           Trust's Money Market Fund
                           Procedures.
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                            NUMBER OF MEETINGS
                                                    MEMBERS (AS OF          HELD DURING LAST
                        FUNCTIONS                   JUNE 19, 2002)          FISCAL YEAR
--------------------------------------------------------------------------------------------------
 NOMINATING AND         Identifies and recommends   Dennis B. Mullen                  3
 GOVERNANCE COMMITTEE   individuals for Trustee     (Chairman)
                        membership, consults with   John W. McCarter, Jr.
                        Management in planning      William D. Stewart
                        Trustee meetings, and
                        oversees the
                        administration of, and
                        ensures the compliance
                        with, the Governance
                        Procedures and Guidelines
                        adopted by the Trusts.
--------------------------------------------------------------------------------------------------
 PRICING COMMITTEE      Determines the fair value   William D. Stewart                15
                        of restricted securities    (Chairman)
                        and other securities for    James T. Rothe
                        which market quotations     Martin H. Waldinger
                        are not readily available,
                        pursuant to procedures
                        adopted by the Trustees.
--------------------------------------------------------------------------------------------------

               The table below gives the dollar range of Shares of each Fund described in this SAI, as well as the aggregate dollar range of shares of all Funds advised and sponsored by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2001.

------------------------------------------------------------------------------------------------------
                                                                           AGGREGATE DOLLAR RANGE OF
                                                                           EQUITY SECURITIES IN
                                                                           ALL REGISTERED INVESTMENT
                         DOLLAR RANGE OF EQUITY                            COMPANIES OVERSEEN BY
NAME OF TRUSTEE          SECURITIES IN THE FUNDS                           TRUSTEE IN JANUS FUNDS
------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY        Janus Money Market Fund -      $50,001-$100,000          Over $100,000
                         Investor Shares
------------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN*    None                                                     Over $100,000
------------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.*  None                                                         None
------------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN        None                                                     Over $100,000
------------------------------------------------------------------------------------------------------
 JAMES T. ROTHE          Janus Tax-Exempt Money         $50,001-$100,000          Over $100,000
                         Market Fund - Investor
                         Shares
------------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART      Janus Money Market Fund -      $50,001-$100,000          Over $100,000
                         Investor Shares
------------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER     None                                                     Over $100,000
------------------------------------------------------------------------------------------------------

* Trustee since June 2002.

               As of December 31, 2001, none of the Trustees or their immediate family members owned shares of Janus Capital, Janus Distributors LLC, or their control persons.

               The following table shows the aggregate compensation earned by and paid to each Trustee by the Funds described in this SAI and Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds.

                                              Aggregate Compensation       Total Compensation
                                                From the Funds for      From the Janus Funds for
                                                Fiscal year ended         calendar year ended
Name of Person, Position*                        October 31, 2001        December 31, 2001****
-------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee**                  $0                          $0
William D. Stewart, Trustee***                       $16,155                    $185,000
Dennis B. Mullen, Trustee***                         $25,680                    $185,000
Martin H. Waldinger, Trustee***                      $14,944                    $185,000
James T. Rothe, Trustee***                           $26,487                    $185,000

   * Mr. McCalpin and Mr. McCarter were elected as Trustees in June 2002. Therefore, they did not receive any compensation from the Funds described in this SAI or the Janus Funds during the periods shown in the table.
  ** Mr. Bailey is being treated as an interested person of the Funds and Janus
     Capital and is compensated by Janus Capital.
 *** Independent Trustee.
**** As of December 31, 2001, Janus Funds consisted of three registered investment companies comprised of a total of 51 funds.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

               Shares are sold at the net asset value per share as determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE" or the "Exchange") next occurring after a purchase order is received and accepted by a Fund (except net asset value is normally determined at 5:00 p.m. (New York time) for Janus Government Money Market Fund). A Fund's net asset value is calculated each day that both the NYSE and the Federal Reserve Banks are open ("bank business day"). As stated in the Prospectus, the Funds each seek to maintain a stable net asset value per share of $1.00. The Shareholder's Manual Section of the Funds' Prospectus contains detailed information about the purchase of Shares.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

               If investors do not elect online at janus.com, in writing or by phone to receive their dividends and distributions in cash, all income dividends and capital gains distributions, if any, on Shares are reinvested automatically in additional Shares of that Fund at the NAV determined on the payment date. Checks for cash dividends and distributions and confirmations of reinvestments are usually mailed to shareholders within ten days after the record date. Any election (which may be made online at janus.com or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that a Fund receives such notice. Changes to distribution options must be received at least three days prior to the record date to be effective for such date. Investors receiving cash distributions and dividends may elect online at janus.com, in writing or by phone to change back to automatic reinvestment at any time.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

               Procedures for selling Shares are set forth in the Shareholder's Manual section of the Funds' Prospectus. Shares normally will be sold for cash, although each Fund retains the right to sell some or all of the shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to sell Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, their Fund will have the option of selling the excess in cash or in kind. If Shares are sold in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

               The right to require the Funds to sell their shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

SHAREHOLDER ACCOUNTS
--------------------------------------------------------------------------------

               Detailed information about the general procedures for shareholder accounts and specific types of accounts is set forth in the Funds' Prospectus and at janus.com. Applications for specific types of accounts may be obtained by visiting janus.com, calling a Janus Representative or writing to the Funds at P.O. Box 173375, Denver, Colorado 80217-33775.

SYSTEMATIC REDEMPTIONS

               As stated in the Shareholder's Manual section of the Prospectus, if you have a regular account or are eligible for distributions from a retirement plan, you may establish a systematic redemption option. The payments will be made from the proceeds of periodic redemptions of Shares in the account at the net asset value. Depending on the size or frequency of the disbursements requested, and the fluctuation in value of the Shares in the Fund's portfolio, redemptions for the purpose of making such disbursements may reduce or even exhaust the shareholder's account. Either an investor or their Fund, by written notice to the other, may terminate the investor's systematic redemption option without penalty at any time.

               Information about requirements to establish a systematic redemption option may be obtained by visiting janus.com, calling a Janus Representative or writing the Funds.

TAX-DEFERRED ACCOUNTS
--------------------------------------------------------------------------------

               The Funds offer several different types of tax-deferred retirement plans that an investor may establish to invest in Shares, depending on rules prescribed by the Internal Revenue Code of 1986 and the regulations thereunder (the "Code"). Traditional and Roth Individual Retirement Accounts may be used by most individuals who have taxable compensation. Simplified Employee Pensions and Defined Contribution Plans (Profit Sharing or Money Purchase Pension Plans) may be used by most employers, including corporations, partnerships and small business owners (including sole proprietors), for the benefit of business owners and their employees. In addition, the Funds offer a Section 403(b)(7) Plan for employees of educational organizations and other qualifying tax-exempt organizations. Investors should consult their tax adviser or legal counsel before selecting a tax-deferred account.

               Contributions under Traditional and Roth IRAs, SEPs, Defined Contribution Plans and Section 403(b)(7) Plans are subject to specific contribution limitations. Generally, such contributions may be invested at the direction of the participant.

               Distributions from tax deferred retirement accounts may be subject to ordinary income tax and may be subject to an additional 10% tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Several exceptions to the general rule may apply. Additionally, shareholders generally must start withdrawing retirement plan assets no later than April 1 of the year after they reach age 70 1/2. Several exceptions to these general rules may apply and several methods exist to determine the amount and timing of the minimum annual distribution (if any). Shareholders should consult with their tax adviser or legal counsel prior to receiving any distribution from any tax-deferred plan, in order to determine the income tax impact of any such distribution.

               Coverdell Education Savings Accounts (formerly Education IRAs) allow individuals, subject to certain income limitations, to contribute up to $2,000 annually on behalf of any child under the age of 18. Contributions are also allowed on behalf of children with special needs beyond age 18. Distributions are generally subject to income tax if not used for qualified education expenses.

               To receive additional information about Traditional and Roth IRAs, SEPs, Defined Contribution Plans, Section 403(b)(7) Plans and Coverdell Education Savings Accounts along with the necessary materials to establish an account, please visit janus.com, call a Janus Representative or write to the Funds at P.O. Box 173375, Denver, Colorado 80217-3375. No contribution to a Traditional or Roth IRA, SEP, Defined Contribution Plan, Section 403(b)(7) Plan or Coverdell Education Savings Account can be made until the appropriate forms to establish any such plan have been completed.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

               Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday, or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. A shareholder may receive dividends in cash or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day will receive that day's dividend if the purchase is effected at or prior to 3:00 p.m. (New York time) for Janus Money Market Fund, 5:00 p.m. for Janus Government Money Market Fund and 12:00 p.m. for Janus Tax-Exempt Money Market Fund. Otherwise, such Shares will begin to accrue dividends on the following day. Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 4:00 p.m. (New York time), (5:00 p.m. for Janus Government Money Market Fund) on the day of receipt and such Shares will begin to accrue dividends on the first bank business day following receipt of the order. Requests for redemption of Shares of a Fund will be redeemed at the next determined net asset value. If processed by 4:00 p.m. (New York time), (5:00 p.m. for Janus Government Money Market Fund) such redemption will generally include dividends declared through the day of redemption. However, redemption requests made by wire that are received prior to 3:00 p.m. (New York time) for Janus Money Market Fund, 5:00 p.m. for Janus Government Money Market Fund and 12:00 p.m. for Janus Tax-Exempt Money Market Fund on a bank business day will result in Shares being redeemed that day and no dividend will be accrued for such day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. If shares of a Fund were originally purchased by check or through an Automated Clearing House transaction, the Fund may delay transmittal of redemption proceeds up to 15 days in order to ensure that purchase funds have been collected. Closing times for purchase and redemption of Shares may be changed for days in which the bond market or the NYSE close early.

               Distributions for all of the Funds (except Janus Tax-Exempt Money Market Fund) are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received in cash or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year. As described in detail in the Prospectus, Janus Tax-Exempt Money Market Fund anticipates that substantially all income dividends it pays will be exempt from federal income tax, although dividends attributable to interest on taxable investments, together with distributions from any net realized short- or long-term capital gains, are taxable.

               The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Code. Accordingly, a Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

               Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

               As of January 31, 2002, the officers and Trustees as a group owned less than 1% of the outstanding Shares.

               To the knowledge of the Funds, no shareholder owned 5% or more of the outstanding Shares of the Funds as of January 28, 2002.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

               Each Fund is a series of the Trust, a Massachusetts business trust that was created on February 11, 1986. The Trust is an open-end management investment company registered under the 1940 Act. As of the date of this SAI, the Trust offers 26 separate series, three of which currently offer three classes of shares.

               Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

               Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

SHARES OF THE TRUST

               The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. All shares of a Fund participate equally in dividends and other distributions by such Fund, and in residual assets of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion or subscription rights.

               The Trust is authorized to issue multiple classes of shares for each Fund. Currently, Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund each offer three classes of shares by separate prospectuses. The Shares discussed in this SAI are offered to the general public. A second class of shares, Service Shares, is offered through banks and other financial institutions that meet minimum investment requirements in connection with trust accounts, cash management programs and similar programs. A third class of shares, Institutional Shares, is offered only to clients meeting certain minimum investment criteria.

SHAREHOLDER MEETINGS

               The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Declaration of Trust or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as changing fundamental policies; electing or removing Trustees; making any changes to the Declaration of Trust that would materially adversely affect shareholders' rights; determining whether to bring certain derivative actions; or for any other purpose that requires a shareholder vote under applicable law or the Trust's governing documents, or as the Trustees consider necessary or desirable. The present Trustees were elected at a meeting of shareholders held on January 31, 2002. Under the Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act.

VOTING RIGHTS

               As a shareholder, you are entitled to one vote for each dollar of net asset value of the Fund that you own. Generally all Funds and classes vote together as a single group, except where a separate vote of one or more Funds or classes is required by law or where the interests of one or more Funds or classes are affected differently from other Funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT ACCOUNTANTS

               PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Funds, audit the Funds' annual financial statements and prepare their tax returns.

REGISTRATION STATEMENT

               The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

               The following audited financial statements of the Funds for the period ended October 31, 2001 are hereby incorporated into this SAI by reference to the Funds' Annual Report dated October 31, 2001:

               Schedules of Investments as of October 31, 2001

               Statements of Operations for the period ended October 31, 2001

               Statements of Assets and Liabilities as of October 31, 2001

               Statements of Changes in Net Assets for the periods ended October 31, 2001 and 2000

               Financial Highlights for each of the periods indicated

               Notes to Financial Statements

               Report of Independent Accountants

               The portions of such Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

MOODY'S AND STANDARD & POOR'S

               MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS. The two highest ratings of Standard & Poor's Ratings Services for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

               The two highest ratings of Moody's Investors Service, Inc. for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

               SHORT-TERM MUNICIPAL LOANS. S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

               Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

               OTHER SHORT-TERM DEBT SECURITIES. Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                F-1+........................ Exceptionally strong credit
                                             quality. Issues assigned this
                                             rating are regarded as having the
                                             strongest degree of assurance for
                                             timely payment.
                F-1......................... Very strong credit quality. Issues assigned this rating reflect an
                                             assurance for timely payment only
                                             slightly less in degree than issues
                                             rated F-1+.
                F-2......................... Good credit quality. Issues
                                             assigned this rating have a
                                             satisfactory degree of assurance
                                             for timely payments, but the margin
                                             of safety is not as great as the
                                             F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

               MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

               1. PROJECT NOTES, which carry a U.S. government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

               2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

               3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

               4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

               5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

               6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

               MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

               1. GENERAL OBLIGATION BONDS are issued by such entities as states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

               2. REVENUE BONDS in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

               In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

               3. PRIVATE ACTIVITY BONDS are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

               While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

               Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenues bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

               OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

               Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

 62
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 64
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

                              [JANUS LOGO]
                                    www.janus.com

                                    PO Box 173375
                                    Denver, CO 80217-3375
                                    1-800-525-3713

                               February 25, 2002
                               As Supplemented April 3, 2002, May 13, 2002, May 31, 2002 and June 19, 2002

                               MONEY MARKET FUNDS -- INSTITUTIONAL SHARES
                               Janus Money Market Fund
                               Janus Tax-Exempt Money Market Fund
                               Janus Government Money Market Fund

                             JANUS INVESTMENT FUND

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Institutional Shares (the "Shares") of Janus Money Market Fund, Janus Tax-Exempt Money Market Fund and Janus Government Money Market Fund. The Funds are each a separate series of Janus Investment Fund, a Massachusetts business trust.

     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated February 25, 2002, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from the Trust by calling 1-800-29JANUS or by writing the Funds at the address shown on the back cover. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Funds, is incorporated by reference into this SAI and are also available, without charge, on janus.com, by calling 1-800-29JANUS, or by writing the Funds at the address shown on the back cover of this SAI.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                Investment Policies and Restrictions and
                Investment Strategies...........................    2
                Performance Data................................   19
                Investment Adviser and Administrator............   23
                Custodian, Transfer Agent and Certain
                Affiliations....................................   29
                Portfolio Transactions and Brokerage............   30
                Trustees and Officers...........................   34
                Purchase of Shares..............................   44
                Redemption of Shares............................   45
                Tax-Deferred Accounts...........................   46
                Shareholder Accounts............................   47
                Dividends and Tax Status........................   47
                Principal Shareholders..........................   49
                Miscellaneous Information.......................   50
                Financial Statements............................   53
                Appendix A - Description of Securities Ratings..   54
                Appendix B - Description of Municipal
                Securities......................................   57

INVESTMENT POLICIES AND RESTRICTIONS AND
INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

               Each Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of Shares if a matter affects just that Fund or that class of Shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of Shares) are present or represented by proxy.

               As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government Securities" shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. Government Securities as securities issued or guaranteed by the United States government, its agencies or instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. government securities.

               The Funds have adopted the following fundamental policies and restrictions:

               (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government Security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7); or
               (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

               (2) A Fund may not purchase securities if 25% or more of the value of a Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in

               U.S. Government Securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

               (3) A Fund may not act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

               (4) A Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

               (5) A Fund may not purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

               (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Funds from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

               (7) A Fund may not borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

               (8) Each Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as that Fund.

               Investment restriction (1) is intended to reflect the requirements under Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Funds interpret restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a non-controlled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

FUNDAMENTAL INVESTMENT POLICY APPLICABLE TO JANUS TAX-EXEMPT MONEY MARKET FUND

               JANUS TAX-EXEMPT MONEY MARKET FUND. As a fundamental policy, this Fund will invest, under normal circumstances, at least 80% of its net assets in short-term municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax.

               Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

               (1) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid investments"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

               (2) A Fund may not purchase securities on margin, or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

               (3) A Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

               (4) A Fund may not invest in companies for the purpose of exercising control of management.

               Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Funds may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital Management LLC ("Janus Capital") serves as investment adviser. All such borrowing and lending will be subject to the above limits. A Fund will borrow money through the program only when the costs are equal to or lower than the costs of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

               For purposes of the Funds' policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single industry are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

               Each of the Funds may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

               Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government Securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

               Pursuant to Rule 2a-7, each Fund (except Janus Tax-Exempt Money Market Fund) will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities which are eligible securities that are not first-tier securities. However, a Fund (except for Janus Tax-Exempt Money Market Fund, in certain cases) may not invest in a second-tier security if immediately after the acquisition thereof the Fund would have invested more than (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer, or (ii) five percent of its total assets in second-tier securities.

               The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

               Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a

               Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolio. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

               Janus Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

               Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

               The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.

               Interests in pools of mortgage-backed securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.

               As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

               The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

               Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds

               80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. government does not guarantee any aspect of Freddie Mac PCs.

               Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. government does not guarantee any aspect of the Fannie Mae pass-through securities.

               The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages.

               Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

               Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Funds will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. government securities, letters of credit and such other collateral permitted by the SEC. Cash collateral may be invested in money market funds advised by Janus to the extent consistent with exemptive relief obtained from the SEC.

Reverse Repurchase Agreements

               Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

               Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

When-Issued and Delayed Delivery Securities

               Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Funds' custodian will segregate cash or high quality liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the segregated securities or from other available sources of cash. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value.

Investment Company Securities

               From time to time, the Funds may invest in securities of other investment companies. The Funds are subject to the provisions of
               Section 12(d)(1) of the 1940 Act. Funds managed by Janus Capital ("Janus Funds") may invest in securities of the Funds and any other money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an

               SEC exemptive order obtained by Janus Capital and the Janus
               Funds.

Debt Obligations

               Janus Money Market Fund may invest in U.S. dollar denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Obligations of Financial Institutions

               Janus Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

               Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties and that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

               Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

               Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

               Janus Government Money Market Fund and to a lesser extent, Janus Money Market Fund, invest in U.S. Government Securities. U.S. Government Securities shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. Government Securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. government securities. U.S. Government Securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by Ginnie Mae. In addition, U.S. Government Securities in which the Fund may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac and the Tennessee Valley Authority. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.

Municipal Securities

               The municipal securities in which Janus Tax-Exempt Money Market Fund may invest include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest; "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise tax or other source; and "industrial development bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities. The Fund may also invest in high quality participation interests in municipal securities. A more detailed description of various types of municipal securities is contained in Appendix B.

               When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the issuing entity, that entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets and revenues of the non-governmental issuer, the non-governmental issuer will be deemed to be the sole issuer of the bond.

Municipal Leases

               Janus Money Market Fund and Janus Tax-Exempt Money Market Fund may invest in municipal leases. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. A Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

               In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

               Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Funds, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of a Fund.

PERFORMANCE DATA
--------------------------------------------------------------------------------

               A Fund may provide current annualized and effective annualized yield quotations based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns.

               In performance advertising, the Funds may compare their Shares' performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., CDC/Wiesenberger, iMoneyNet's Money Fund Report or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Funds may also compare their Shares' performance information with the performance of recognized stock, bond and other indices, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, the Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). The Funds may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines. The Funds may also compare the Shares' yield to those of certain U.S. Treasury obligations or other money market instruments.

               Any current yield quotation of the Shares which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period. Current yield shall be calculated by (a) determining the net change during a seven calendar day period in the value of a hypothetical account having a balance of one Share at the beginning of the period, (b) dividing the net change by the value of the account at the beginning of the period to obtain a base period return, and (c) multiplying the quotient by 365/7 (i.e., annualizing). For this purpose, the net change in account value will reflect the value of additional Shares purchased with dividends declared on the original Share and dividends declared on both the original Share and any such additional Shares, but will not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, the Shares may advertise effective yield quotations. Effective yield quotations are calculated by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result (i.e., compounding).

               Janus Tax-Exempt Money Market Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal such Shares' yield after taxes. Tax equivalent yields are calculated by dividing Janus Tax-Exempt Money Market Fund's yield by one minus the stated federal or combined federal and state tax rate. If only a portion of the Shares' yield is tax-exempt, only that portion is adjusted in the calculation.

               The Shares' current yield and effective yield for the seven-day period ended October 31, 2001 is shown below:

                                                             Seven-day          Effective
Fund Name                                                      Yield         Seven-day Yield
--------------------------------------------------------------------------------------------
Janus Money Market Fund - Institutional Shares                 2.80%              2.84%
Janus Tax-Exempt Money Market Fund - Institutional Shares*     2.37%              2.40%
Janus Government Money Market Fund - Institutional Shares      2.81%              2.85%

*Janus Tax-Exempt Money Market Fund Institutional Shares' tax-equivalent yield for the seven-day period ended October 31, 2001 was 3.29%.

               Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Shares. Also, processing organizations or other institutions may charge their customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yield on a class of Shares is not fixed or guaranteed, and an investment in the Shares is not insured. Accordingly, yield information may not necessarily be used to compare Shares with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. In addition, because investments in the Funds are not insured or guaranteed, yield on the Shares may not necessarily be used to compare the Shares with investment alternatives which are insured or guaranteed.

DETERMINATION OF NET ASSET VALUE

               Pursuant to the rules of the SEC, the Trustees have established procedures to stabilize each Fund's net asset value at $1.00 per Share. These procedures include a review of the extent of any deviation of net asset value per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's

               $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of Shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per Share as determined by using available market quotations. Each Fund (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER AND ADMINISTRATOR
--------------------------------------------------------------------------------

               As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments. The Funds have each agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least the next annual renewal of the advisory agreements. In addition, the Funds pay brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

               On behalf of the Shares, each of the Funds has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreements, each of the Funds has agreed to compensate Janus Capital for administrative services at the annual rate of 0.15% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, net asset value determination and fund accounting, recordkeeping, and blue sky registration and monitoring services, trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders and other costs of complying with applicable laws regulating the sale of Shares. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs. Janus Capital has agreed to reduce a portion of the administration fee, and accordingly the effective rate for calculating the administration fee payable by Shares of Janus Money Market Fund and Janus Tax-Exempt Money Market Fund will be 0.08% and by Shares of Janus Government Money Market Fund will be 0.05%. Janus Capital has agreed to continue such reductions until at least the next annual renewal of the advisory agreements.

               The following table summarizes the advisory fees paid by the Funds for the fiscal years ended October 31:

                                 2001                        2000                        1999
                      --------------------------   -------------------------   -------------------------
                        Advisory      Advisory       Advisory      Advisory      Advisory      Advisory
                       Fees Prior    Fees After     Fees Prior    Fees After    Fees Prior    Fees After
Fund Name             to Reduction    Reduction    to Reduction   Reduction    to Reduction   Reduction
--------------------------------------------------------------------------------------------------------
Janus Money Market
  Fund                $28,313,070    $14,156,535   $19,692,208    $9,846,104   $14,570,672    $7,285,336
Janus Tax-Exempt
  Money Market Fund      $504,934       $252,467      $485,046      $242,523      $437,746      $218,873
Janus Government
  Money Market Fund    $2,516,724     $1,258,362    $2,292,644    $1,146,322    $2,093,192    $1,046,596

               The following table summarizes the administration fees paid by the Shares for the fiscal years ended October 31:

                                    2001                        2000                        1999
                          -------------------------   -------------------------   -------------------------
                             Admin-        Admin-        Admin-        Admin-        Admin-        Admin-
                           istration     istration     istration     istration     istration     istration
                           Fees Prior    Fees After    Fees Prior    Fees After    Fees Prior    Fees After
Fund Name                 to Reduction   Reduction    to Reduction   Reduction    to Reduction   Reduction
-----------------------------------------------------------------------------------------------------------
Janus Money Market
 Fund - Institutional
 Shares                   $15,640,580    $8,341,642   $10,206,743    $4,145,120    $8,168,151    $2,722,717
Janus Tax-Exempt Money
 Market Fund -
 Institutional Shares         $92,789       $49,487      $110,026       $42,812      $137,757       $45,919
Janus Government Money
 Market Fund -
 Institutional Shares      $1,127,379      $375,793    $1,112,562      $370,854    $1,155,336      $385,112

               Advisory fees are paid on the Fund level while administration fees are paid on the class level.

               Each Fund's Advisory Agreement is dated April 3, 2002 and will continue in effect until July 1, 2002, and thereafter from year to year so long as such continuance is approved annually by a majority of the Trustees who are not parties to the Advisory

               Agreements or interested persons of any such party, and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement (i) may be terminated without the payment of any penalty by any Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval of a majority of the Trustees of the affected Fund, including the Trustees who are not interested persons of that Fund or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

               Janus Capital is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell"), a publicly traded holding company with principal operations in financial asset management businesses. Stilwell, through its subsidiaries, indirectly owns approximately 92% of Janus Capital, and certain Janus Capital employees directly own approximately 8%.

               In approving the Funds' existing Advisory Agreements, the Trustees considered various matters relating to the possible effects on Janus Capital and the Funds of the expiration of Mr. Bailey's contractual management rights with respect to Janus Capital, including Stilwell's intentions regarding the preservation and strengthening of Janus Capital's business and existing and proposed incentive compensation arrangements for key Janus Capital employees.

               In addition, the Trustees considered a wide range of information of the type they regularly consider when determining whether to continue the Funds' Advisory Agreements as in effect from year to year. The Trustees considered information about, among other things:

               - Janus Capital and its personnel (including particularly those personnel with responsibilities for providing services to the Funds), resources and investment process;

               - the terms of each Advisory Agreement;

               - the scope and quality of the services that Janus Capital has been providing to the Funds;

               - the investment performance of each Fund and of comparable funds managed by other advisers over various periods;

               - the advisory fee rates payable to Janus Capital by the Funds and by other funds and client accounts managed by Janus Capital, and payable by comparable funds managed by other advisers;

               - the total expense ratio of each Fund and of comparable funds managed by other advisers;

               - compensation payable by the Funds to affiliates of Janus
                 Capital for other services;

               - the profitability to Janus Capital and its affiliates of their relationships with the Funds; and

               - Janus Capital's use of the Funds' portfolio brokerage
                 transactions to obtain research benefiting the Funds or other Janus Capital clients at a cost that may be in excess of the amount other brokers would charge or to reduce certain out-of-pocket expenses otherwise payable by the Funds.

               Janus Capital also acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

               Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

               Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

               Each account managed by Janus Capital has its own investment objective and is managed in accordance with that objective by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

               The Funds' portfolio managers are not permitted to purchase and sell securities for their own accounts except under the limited exceptions contained in the Code of Ethics, which applies to Directors/Trustees of Janus Capital and the Funds and employees of, and persons working on a contractual basis for, Janus Capital and its subsidiaries. The Code of Ethics is on file with and available from the SEC through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel, inside Directors/Trustees of Janus Capital and the Funds and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds.

               In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

               The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital.

CUSTODIAN, TRANSFER AGENT AND
CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

               Citibank, N.A., 111 Wall Street 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

               Janus Services LLC, P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Funds. The Funds do not pay Janus Services a fee.

               Janus Distributors LLC, 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is a distributor of the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their shares in all states in which the shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Funds' shares and accepts orders at net asset value. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of shares are paid by Janus Capital.

               Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Funds or which performed services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

               Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below.

               Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; and financial stability of the broker or dealer. In addition, Janus Capital may consider the value of research products or services provided by broker-dealers as a factor in selecting brokers and dealers and in negotiating commissions. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. These research and other services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities and access to third party publications, computer and electronic equipment and software. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above. Much of the research provided to Janus Capital by broker-dealers would otherwise be available to Janus Capital for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital through broker-dealers. For example, Janus Capital has arrangements with broker-dealers to allocate brokerage in exchange for, among other things, third-party research reports relating to specific industry fundamentals and trends, third-party research reports providing analysis of micro and macro economic trends, and access to databases providing financial, market, economic and fundamental data. Because Janus Capital receives research from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital may also direct trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but direct a portion of the commission to another broker-dealer that supplies Janus Capital with research services and/or products.

               For the fiscal year ended October 31, 2001, the Funds paid no brokerage commissions to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds.

               The Funds generally buy and sell securities in principal transactions, in which no commissions are paid. For the fiscal years ended October 31, 2001, October 31, 2000 and October 31, 1999, the Funds did not incur any brokerage commissions. However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the respective Fund will be no less favorable than that of contemporaneously available principal transactions.

               Janus Capital may use research products and services in servicing other accounts in addition to the Funds. Fixed-income related research products and services may be paid for by commissions generated by equity trades. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

               Janus Capital may consider sales of Shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Shares as a factor in the selection of broker-dealers to execute Fund portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Fund (i) to the Fund or (ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

               When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

               As of October 31, 2001, certain Funds owned securities of their regular broker-dealers (or parents), as shown below:

                                                  Name of                     Value of
Fund Name                                      Broker-Dealer              Securities Owned
------------------------------------------------------------------------------------------
Janus Money Market Fund             ABN AMRO Bank N.V.                      $300,000,000
Janus Money Market Fund             Barclays Capital, Inc.                    50,020,603
Janus Money Market Fund             Banc One Capital Markets, Inc.            50,038,118
Janus Money Market Fund             Banc of America Securities, Inc.         500,000,000
Janus Money Market Fund             Bear Stearns & Company, Inc.             250,000,000
Janus Money Market Fund             Credit Suisse First Boston Corp.         200,000,000
Janus Money Market Fund             Deutsche Banc Alex. Brown, Inc.          637,900,000
Janus Money Market Fund             Donaldson, Lufkin & Jenrette, Inc.        50,017,197
Janus Money Market Fund             Goldman Sachs & Co.                      700,000,000
Janus Money Market Fund             First Union Brokerage Services, Inc.      50,001,058
Janus Money Market Fund             J.P. Morgan Securities, Inc.             850,000,000
Janus Money Market Fund             Lehman Brothers, Inc.                    750,000,000
Janus Money Market Fund             Merrill Lynch, Pierce, Fenner and        550,000,000
                                      Smith, Inc.
Janus Money Market Fund             Morgan Stanley & Company, Inc.           800,000,000
Janus Government Money Market Fund  ABN AMRO Bank N.V.*                      112,600,000
Janus Government Money Market Fund  Bear Stearns & Company, Inc.*            150,000,000
Janus Government Money Market Fund  Credit Suisse First Boston Corp.*        175,000,000
Janus Government Money Market Fund  Deutsche Banc Alex. Brown, Inc.*         205,500,000
Janus Government Money Market Fund  Lehman Brothers, Inc.*                   200,000,000

* Broker-dealer is the counterparty to a repurchase agreement collateralized by government securities.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

               The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years. Each Trustee has served in that capacity since he was originally elected or appointed. In addition, each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Aspen Series and Janus Adviser Series. Collectively, these three registered investment companies consist of 52 series or funds.

               The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary.

-------------------------------------------------------------------------------------------------------------
                                                  TRUSTEES
-------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF
                                                                             PORTFOLIOS
                           POSITIONS                                         IN FUND
                           HELD        LENGTH OF      PRINCIPAL OCCUPATIONS  COMPLEX
NAME, AGE AND              WITH        TIME           DURING THE PAST        OVERSEEN    OTHER DIRECTORSHIPS
ADDRESS                    FUND        SERVED         FIVE YEARS             BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
-------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*         President,  6/69-Present   Until July 1, 2002,    52          N/A
 100 Fillmore Street       Chairman                   President and Chief
 Denver, CO 80206          and                        Executive Officer of
 Age 64                    Trustee                    Janus Capital.
                                                      Formerly, President
                                                      and Director (1994-
                                                      2002) of the Janus
                                                      Foundation; Chairman
                                                      and Director (1978-
                                                      2002) of Janus
                                                      Capital Corporation;
                                                      and Director
                                                      (1997-2001) of Janus
                                                      Distributors, Inc.
-------------------------------------------------------------------------------------------------------------

* The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

-------------------------------------------------------------------------------------------------------------
                                                  TRUSTEES
-------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF
                                                                             PORTFOLIOS
                           POSITIONS                                         IN FUND
                           HELD        LENGTH OF      PRINCIPAL OCCUPATIONS  COMPLEX
NAME, AGE AND              WITH        TIME           DURING THE PAST        OVERSEEN    OTHER DIRECTORSHIPS
ADDRESS                    FUND        SERVED         FIVE YEARS             BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-------------------------------------------------------------------------------------------------------------
 William F. McCalpin       Trustee     6/02-Present   Executive Vice         52          Founding Director
 100 Fillmore Street                                  President and Chief                and Board Chair,
 Denver, CO 80206                                     Operating Officer of               Solar Development
 Age 45                                               The Rockefeller                    Foundation; Trustee
                                                      Brothers Fund (a                   and Vice President,
                                                      private family                     Asian Cultural
                                                      foundation).                       Council.
                                                      Formerly, Director of
                                                      Investments
                                                      (1991-1998) of The
                                                      John D. and Catherine
                                                      T. MacArthur
                                                      Foundation (a private
                                                      family foundation).
-------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.     Trustee     6/02-Present   President and Chief    52          Chairman of the
 100 Fillmore Street                                  Executive Officer of               Board, Divergence
 Denver, CO 80206                                     The Field Museum of                LLC; Director of
 Age 64                                               Natural History.                   A.M. Castle & Co.,
                                                      Formerly, Senior Vice              Harris Insight
                                                      President (1987-1997)              Funds, W.W.
                                                      of Booz-Allen &                    Grainger, Inc.;
                                                      Hamilton, Inc. (a                  Trustee of WTTW
                                                      management consulting              (Chicago public
                                                      firm).                             television station),
                                                                                         the University of
                                                                                         Chicago and Chicago
                                                                                         Public Education
                                                                                         Fund.
-------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          Trustee     2/71-Present   Private Investor.      52          N/A
 100 Fillmore Street                                  Formerly (1997-1998)
 Denver, CO 80206                                     Chief Financial
 Age 58                                               Officer - Boston
                                                      Market Concepts,
                                                      Boston Chicken, Inc.,
                                                      Golden, CO (a
                                                      restaurant chain).
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                  TRUSTEES
-------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF
                                                                             PORTFOLIOS
                           POSITIONS                                         IN FUND
                           HELD        LENGTH OF      PRINCIPAL OCCUPATIONS  COMPLEX
NAME, AGE AND              WITH        TIME           DURING THE PAST        OVERSEEN    OTHER DIRECTORSHIPS
ADDRESS                    FUND        SERVED         FIVE YEARS             BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CNTD.)
-------------------------------------------------------------------------------------------------------------
 James T. Rothe            Trustee     1/97-Present   Professor of           52          Director of Optika,
 100 Fillmore Street                                  Business, University               Inc. and NeoCore
 Denver, CO 80206                                     of Colorado, Colorado              Corp.
 Age 58                                               Springs, CO.
                                                      Formerly,
                                                      Distinguished
                                                      Visiting Professor of
                                                      Business (2001-2002),
                                                      Thunderbird (American
                                                      Graduate School of
                                                      International
                                                      Management), Phoenix,
                                                      AZ; and Principal
                                                      (1988-1999) of
                                                      Phillips-Smith Retail
                                                      Group, Colorado
                                                      Springs, CO (a
                                                      venture capital
                                                      firm).
-------------------------------------------------------------------------------------------------------------
 William D. Stewart        Trustee     6/84-Present   Corporate Vice         52          N/A
 100 Fillmore Street                                  President and General
 Denver, CO 80206                                     Manager of MKS
 Age 57                                               Instruments - HPS
                                                      Products, Boulder, CO
                                                      (a manufacturer of
                                                      vacuum fittings and
                                                      valves).
-------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger       Trustee     8/69-Present   Consultant             52          N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 63
-------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
                                                TERM OF OFFICE*
NAME, AGE AND              POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS                    FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------------
 Sharon S. Pichler**       Executive Vice       12/94-Present       Vice President of Janus Capital.
 100 Fillmore Street       President and                            Formerly, Portfolio Manager (1994-
 Denver, CO 80206          Portfolio Manager                        1999) of Janus Government Money
 Age 53                    Janus Money Market                       Market Fund.
                           Fund
                           Janus Tax-Exempt
                           Money Market Fund
---------------------------------------------------------------------------------------------------------
 J. Eric Thorderson**      Executive Vice       9/99-Present        Vice President of Janus Capital.
 100 Fillmore Street       President and                            Formerly, Senior Analyst (1996-1999)
 Denver, CO 80206          Portfolio Manager                        for Janus Capital Corporation.
 Age 40                    Janus Government
                           Money Market Fund
---------------------------------------------------------------------------------------------------------
 Thomas A. Early**         Vice President and   3/98-Present        Vice President, General Counsel,
 100 Fillmore Street       General Counsel                          Secretary and Interim Director of
 Denver, CO 80206                                                   Janus Capital; Vice President,
 Age 47                                                             General Counsel, Secretary and
                                                                    Director of Janus Services LLC, Janus
                                                                    Capital International LLC and Janus
                                                                    Institutional Services LLC; Vice
                                                                    President, General Counsel and
                                                                    Director to Janus International
                                                                    (Asia) Limited and Janus
                                                                    International Limited; Vice
                                                                    President, General Counsel and
                                                                    Secretary to Janus Distributors LLC
                                                                    and the Janus Foundation; and
                                                                    Director for Janus Capital Trust
                                                                    Manager Limited and Janus World
                                                                    Funds. Formerly, Director (2001) of
                                                                    Janus Distributors, Inc.; Vice
                                                                    President, General Counsel, Secretary
                                                                    and Director (2000-2002) of Janus
                                                                    International Holding, Inc.; and
                                                                    Executive Vice President and General
                                                                    Counsel/Mutual Funds (1994-1998) of
                                                                    Prudential Insurance Company.
---------------------------------------------------------------------------------------------------------
 Bonnie M. Howe**          Vice President       12/99-Present       Vice President and Assistant General
 100 Fillmore Street                                                Counsel to Janus Capital, Janus
 Denver, CO 80206                                                   Distributors LLC and Janus Services
 Age 36                                                             LLC. Formerly, Assistant Vice
                                                                    President (1997-1999) and Associate
                                                                    Counsel (1995-1999) for Janus Capital
                                                                    Corporation and Assistant Vice
                                                                    President (1998-2000) for Janus
                                                                    Service Corporation.
---------------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
                                                TERM OF OFFICE*
NAME, AGE AND              POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS                    FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes**     Vice President and   12/99-Present       Vice President and Assistant General
 100 Fillmore Street       Secretary                                Counsel of Janus Capital, Janus
 Denver, CO 80206                                                   Distributors LLC and Janus Services
 Age 36                                                             LLC. Formerly, Assistant Vice
                                                                    President (1997-1999) of Janus
                                                                    Capital Corporation; Chief Compliance
                                                                    Officer, Director and President
                                                                    (1997-1999) of Janus Distributors,
                                                                    Inc.; and Assistant Vice President
                                                                    (1998-2000) of Janus Service
                                                                    Corporation.
---------------------------------------------------------------------------------------------------------
 David R. Kowalski**       Vice President       6/02-Present        Vice President and Chief Compliance
 100 Fillmore Street                                                Officer of Janus Capital and Janus
 Denver, CO 80206                                                   Distributors LLC; and Assistant Vice
 Age 45                                                             President of Janus Services LLC.
                                                                    Formerly, Senior Vice President and
                                                                    Director (1985-2000) of Mutual Fund
                                                                    Compliance for Van Kempen Funds.
---------------------------------------------------------------------------------------------------------
 Glenn P. O'Flaherty**     Treasurer and Chief  1/96-Present        Vice President of Janus Capital.
 100 Fillmore Street       Accounting Officer                       Formerly, Director of Fund Accounting
 Denver, CO 80206                                                   (1991-1997) of Janus Capital
 Age 43                                                             Corporation.
---------------------------------------------------------------------------------------------------------
 Loren M. Starr**          Vice President and   9/01-Present        Vice President of Finance, Treasurer,
 100 Fillmore Street       Chief Financial                          Chief Financial Officer and Interim
 Denver, CO 80206          Officer                                  Director of Janus Capital; Vice
 Age 40                                                             President of Finance, Treasurer and
                                                                    Chief Financial Officer of Janus
                                                                    Services LLC and Janus International
                                                                    Limited; Vice President of Finance,
                                                                    Treasurer, Chief Financial Officer
                                                                    and Director of Janus Distributors
                                                                    LLC, Janus Capital International LLC
                                                                    and Janus Institutional Services LLC;
                                                                    and Director of Janus Capital Trust
                                                                    Manager Limited and Janus World
                                                                    Funds. Formerly, Vice President of
                                                                    Finance, Treasurer, Chief Financial
                                                                    Officer (2001-2002) and Director
                                                                    (2002) for Janus International
                                                                    Holding, Inc.; Managing Director,
                                                                    Treasurer and Head of Corporate
                                                                    Finance and Reporting (1998-2001) for
                                                                    Putnam Investments; and Senior Vice
                                                                    President of Financial Planning and
                                                                    Analysis (1996-1998) for Lehman
                                                                    Brothers, Inc.
---------------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
                                                TERM OF OFFICE*
NAME, AGE AND              POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS                    FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------------
 Heidi J. Walter**         Vice President       4/00-Present        Vice President and Assistant General
 100 Fillmore Street                                                Counsel to Janus Capital and Janus
 Denver, CO 80206                                                   Services LLC. Formerly, Vice
 Age 34                                                             President and Senior Legal Counsel
                                                                    (1995-1999) for Stein Roe & Farnham,
                                                                    Inc.
---------------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.

               The Trustees are responsible for major decisions relating to each Fund's objective, policies and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Information about each of these committees is provided in the following table:

--------------------------------------------------------------------------------------------------
                                                                            NUMBER OF MEETINGS
                                                    MEMBERS (AS OF          HELD DURING LAST
                        FUNCTIONS                   JUNE 19, 2002)          FISCAL YEAR
--------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE        Reviews the financial       John W. McCarter, Jr.             4
                        reporting process, the      (Chairman)
                        system of internal          Dennis B. Mullen
                        control, the audit          William D. Stewart
                        process, and the Trusts'
                        process for monitoring
                        compliance with investment
                        restrictions and
                        applicable laws and the
                        Trusts' Code of Ethics.
--------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE    Reviews and makes           James T. Rothe                    5
                        recommendations regarding   (Chairman)
                        matters related to the      William F. McCalpin
                        Trusts' use of brokerage    Dennis B. Mullen
                        commissions and placement
                        of portfolio transactions.
--------------------------------------------------------------------------------------------------
 MONEY MARKET           Reviews various matters     Martin H. Waldinger               4
 COMMITTEE              related to the operations   (Chairman)
                        of the Janus Money Market   William F. McCalpin
                        Funds, including            James T. Rothe
                        compliance with each
                        Trust's Money Market Fund
                        Procedures.
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                            NUMBER OF MEETINGS
                                                    MEMBERS (AS OF          HELD DURING LAST
                        FUNCTIONS                   JUNE 19, 2002)          FISCAL YEAR
--------------------------------------------------------------------------------------------------
 NOMINATING AND         Identifies and recommends   Dennis B. Mullen                  3
 GOVERNANCE COMMITTEE   individuals for Trustee     (Chairman)
                        membership, consults with   John W. McCarter, Jr.
                        Management in planning      William D. Stewart
                        Trustee meetings, and
                        oversees the
                        administration of, and
                        ensures the compliance
                        with, the Governance
                        Procedures and Guidelines
                        adopted by the Trusts.
--------------------------------------------------------------------------------------------------
 PRICING COMMITTEE      Determines the fair value   William D. Stewart                15
                        of restricted securities    (Chairman)
                        and other securities for    James T. Rothe
                        which market quotations     Martin H. Waldinger
                        are not readily available,
                        pursuant to procedures
                        adopted by the Trustees.
--------------------------------------------------------------------------------------------------

               The table below gives the dollar range of Shares of each Fund described in this SAI, as well as the aggregate dollar range of shares of all Funds advised and sponsored by Janus Capital (collectively the "Janus Funds"), owned by each Trustee as of December 31, 2001.

-----------------------------------------------------------------------------------------------------
                                                                          AGGREGATE DOLLAR RANGE OF
                                                                          EQUITY SECURITIES IN
                                                                          ALL REGISTERED INVESTMENT
                        DOLLAR RANGE OF EQUITY                            COMPANIES OVERSEEN BY
NAME OF TRUSTEE         SECURITIES IN THE FUNDS                           TRUSTEE IN JANUS FUNDS
-----------------------------------------------------------------------------------------------------
 INTERESTED TRUSTEE
-----------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY       Janus Money Market Fund -         Over $100,000          Over $100,000
                        Institutional Shares
-----------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN*   None                                                     Over $100,000
-----------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER,      None                                                         None
 JR.*
-----------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN       None                                                     Over $100,000
-----------------------------------------------------------------------------------------------------
 JAMES T. ROTHE         None                                                     Over $100,000
-----------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART     None                                                     Over $100,000
-----------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER    None                                                     Over $100,000
-----------------------------------------------------------------------------------------------------

* Trustee since June 2002.

               As of December 31, 2001, none of the Trustees or their immediate family members owned shares of Janus Capital, Janus Distributors LLC, or their control persons.

               The following table shows the aggregate compensation earned by and paid to each Trustee by the Funds described in this SAI and Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds.

                                              Aggregate Compensation       Total Compensation
                                                From the Funds for      From the Janus Funds for
                                                Fiscal year ended         calendar year ended
Name of Person, Position*                        October 31, 2001        December 31, 2001****
-------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee**                  $0                          $0
William D. Stewart, Trustee***                       $16,155                    $185,000
Dennis B. Mullen, Trustee***                         $25,680                    $185,000
Martin H. Waldinger, Trustee***                      $14,944                    $185,000
James T. Rothe, Trustee***                           $26,487                    $185,000

   * Mr. McCalpin and Mr. McCarter were elected as Trustees in June 2002. Therefore, they did not receive any compensation from the Funds described in this SAI or the Janus Funds during the periods shown in the table.
  ** Mr. Bailey is being treated as an interested person of the Funds and Janus
     Capital and is compensated by Janus Capital.
 *** Independent Trustee.
**** As of December 31, 2001, Janus Funds consisted of three registered investment companies comprised of a total of 51 funds.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

               Shares are sold at the net asset value per share as determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE" or the "Exchange") next occurring after a purchase order is received and accepted by a Fund (except net asset value is normally determined at 5:00 p.m. (New York time) for Janus Government Money Market Fund). A Fund's net asset value is calculated each day that both the NYSE and the Federal Reserve Banks are open ("bank business day"). As stated in the Prospectus, the Funds each seek to maintain a stable net asset value per share of $1.00. The Shareholder's Guide Section of the Funds' Prospectus contains detailed information about the purchase of Shares.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

               If investors do not elect in writing or by phone to receive their dividends and distributions via wire transfer, all income dividends and capital gains distributions, if any, on Shares are reinvested automatically in additional Shares of that Fund at the NAV determined on the payment date. Any such election (which may be made in writing or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that a Fund receives such notice. Changes to distribution options must be received at least three days prior to the record date to be effective for such date. Investors receiving distributions and dividends via wire transfer may elect to change back to automatic reinvestment at any time in writing or by phone.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

               Procedures for redeeming Shares are set forth in the Shareholder's Guide section of the Funds' Prospectus. Shares normally will be redeemed for cash (via wire), although each Fund retains the right to redeem some or all of its Shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, their Fund will have the option of redeeming the excess in cash or in kind. If Shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

               The right to require the Funds to redeem their Shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

TAX-DEFERRED ACCOUNTS
--------------------------------------------------------------------------------

               The Funds offer tax-deferred retirement plans for rollover accounts in excess of $250,000. The Individual Retirement Account may be used by individuals who meet the above requirement.

               Contributions under Traditional and Roth IRAs, SEPs, Defined Contribution Plans and Section 403(b)(7) Plans are subject to specific contribution limitations. Generally, such contributions may be invested at the direction of the participant. The investment is then held by Investors Fiduciary Trust Company as custodian.

               Distributions from tax-deferred accounts may be subject to ordinary income tax and may be subject to an additional 10% tax if withdrawn prior to age 59 1/2 or used for a nonqualifying purpose. Additionally, shareholders generally must start withdrawing retirement plan assets no later than April 1 of the year after they reach age 70 1/2. Several exceptions to these general rules may apply and several methods exist to determine the amount and timing of the minimum annual distribution (if any). Shareholders should consult with their tax adviser or legal counsel prior to receiving any distribution from any tax-deferred account, in order to determine the income tax impact of any such distribution.

               To receive additional information about IRAs along with the necessary materials to establish an account, please call the Funds at 1-800-29JANUS or write the Funds at P.O. Box 173375, Denver, CO 80217-3375. No contribution to any IRA can be made until the appropriate forms to establish any such plan have been completed.

SHAREHOLDER ACCOUNTS
--------------------------------------------------------------------------------

               Detailed information about the general procedures for shareholder accounts is set forth in the Funds' Prospectus. Applications to open accounts may be obtained by calling the Funds at 1-800-29JANUS or writing to the Funds at 100 Fillmore Street, Denver, Colorado 80206-4928, Attention: Institutional Services.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

               Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day will receive that day's dividend if the purchase is effected at or prior to 3:00 p.m. (New York time) for Janus Money Market Fund, 5:00 p.m. for Janus Government Money Market Fund and 12:00 p.m. for Janus Tax-Exempt Money Market Fund. Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order. Requests for redemption of Shares will be redeemed at the next determined net asset value. Redemption requests made by wire that are received prior to 3:00 p.m. (New York time) for Janus Money Market Fund, 5:00 p.m. for Janus Government Money Market Fund and 12:00 p.m. for Janus Tax-Exempt Money Market Fund on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days in which the bond market or the NYSE close early.

               Distributions for all of the Funds (except Janus Tax-Exempt Money Market Fund) are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year. As described in detail in the Prospectus, Janus Tax-Exempt Money Market Fund anticipates that substantially all income dividends it pays will be exempt from federal income tax, although dividends attributable to interest on taxable investments, together with distributions from any net realized short- or long-term capital gains, are taxable.

               The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Code. Accordingly, a Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

               Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

               As of January 31, 2002, the officers and Trustees as a group owned less than 1% of the outstanding Shares.

               As of January 28, 2002, the following shareholder owned 5% or more of the Shares of Janus Money Market Fund:

                                                                        Percentage
Shareholder                         Address                             Ownership
----------------------------------------------------------------------------------
Comerica Bank                       411 West Lafayette Street             19.65%
                                    Mail Code 3455
                                    Detroit, MI 48226-3155

               As of January 28, 2002, the following shareholders owned 5% or more of the Shares of Janus Tax-Exempt Money Market Fund:

                                                                        Percentage
Shareholder                         Address                             Ownership
----------------------------------------------------------------------------------
Pantai Capital, LLC                 269 Madison Street                    22.11%
                                    Denver, CO 80206-5406

Richard N. Laminack & Mary E.       4010 Inverness                        17.96%
  Laminack, JTWROS                  Houston, TX 77019-1006

National City Bank AFM              P.O. Box 94984                         5.43%
                                    Cleveland, OH 44101-4984

Southern Ute Indian Tribe*          116 Capote Drive                      32.14%
                                    Ignacio, CO 81137

* This entity could be deemed to be a "control person" and may have the power to control any of the Shares of the Fund.

               As of January 28, 2002, the following shareholders owned more than 5% of the Shares of Janus Government Money Market Fund:

                                                                        Percentage
Shareholder                         Address                             Ownership
----------------------------------------------------------------------------------
Janus Twenty Fund*                  100 Fillmore Street                   16.53%
                                    Denver, CO 80206-4916

Turtle & Co.                        P.O. Box 9427                         11.00%
                                    Boston, MA 02209-9427

Metricom, Inc.                      2033 Gateway Place, Suite 627          5.47%
                                    San Jose, CA 95110-3709

* Pursuant to an exemptive order received from the SEC, other funds managed by Janus Capital may invest in the Funds.

               To the knowledge of the Funds, no other shareholder owned 5% or more of the outstanding Shares of the Funds as of January 28, 2002.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

               Each Fund is a series of the Trust, a Massachusetts Business Trust that was created on February 11, 1986. The Trust is an open-end management investment company registered under the 1940 Act. As of the date of this SAI, the Trust offers 26 separate series, three of which currently offer three classes of Shares.

               Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

               Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

SHARES OF THE TRUST

               The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. All shares of a Fund participate equally in dividends and other distributions by such Fund, and in residual assets of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion or subscription rights.

               The Trust is authorized to issue multiple classes of shares for each Fund. Currently, Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund each offer three classes of shares by separate prospectuses. The Shares discussed in this SAI are offered only to individual, institutional and corporate clients and foundations and trusts meeting certain minimum investment criteria. A second class of shares, Service Shares, is offered through banks and other financial institutions that meet minimum investment requirements in connection with trust accounts, cash management programs and similar programs. A third class of shares, Investor Shares, is offered to the general public.

SHAREHOLDER MEETINGS

               The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Declaration of Trust or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as changing fundamental policies; electing or removing Trustees; making any changes to the Declaration of Trust that would materially adversely affect shareholders' rights; determining whether to bring certain derivative actions; or for any other purpose that requires a shareholder vote under applicable law or the Trust's governing documents, or as the Trustees consider necessary or desirable. The present Trustees were elected at a meeting of shareholders held on January 31, 2002. Under the Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act.

VOTING RIGHTS

               As a shareholder, you are entitled to one vote for each dollar of net asset value of the Fund that you own. Generally all Funds and classes vote together as a single group, except where a separate vote of one or more Funds or classes is required by law or where the interests of one or more Funds or classes are affected differently from other Funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT ACCOUNTANTS

               PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Funds, audit the Funds' annual financial statements and prepare their tax returns.

REGISTRATION STATEMENT

               The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

               The following audited financial statements of the Funds for the period ended October 31, 2001 are hereby incorporated into this SAI by reference to the Funds' Annual Report dated October 31, 2001:

               Schedules of Investments as of October 31, 2001

               Statements of Operations for the period ended October 31, 2001

               Statements of Assets and Liabilities as of October 31, 2001

               Statements of Changes in Net Assets for the periods ended October 31, 2001 and 2000

               Financial Highlights for each of the periods indicated

               Notes to Financial Statements

               Report of Independent Accountants

               The portions of such Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

MOODY'S AND STANDARD & POOR'S

               MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS. The two highest ratings of Standard & Poor's Ratings Services for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

               The two highest ratings of Moody's Investors Service, Inc. for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

               SHORT TERM MUNICIPAL LOANS. S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

               Moody's highest rating for short-term municipal loans is MIG-1/ VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

               OTHER SHORT-TERM DEBT SECURITIES. Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                F-1+........................ Exceptionally strong credit
                                             quality. Issues assigned this
                                             rating are regarded as having the
                                             strongest degree of assurance for
                                             timely payment.
                F-1......................... Very strong credit quality. Issues assigned this rating reflect an
                                             assurance for timely payment only
                                             slightly less in degree than issues
                                             rated F-1+.
                F-2......................... Good credit quality. Issues
                                             assigned this rating have a
                                             satisfactory degree of assurance
                                             for timely payments, but the margin
                                             of safety is not as great as the
                                             F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

               MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

               1. PROJECT NOTES, which carry a U.S. government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

               2. TAX ANTICIPATION NOTES ARE issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

               3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

               4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

               5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

               6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

               MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

               1. GENERAL OBLIGATION BONDS are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

               2. REVENUE BONDS in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

               In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

               3. PRIVATE ACTIVITY BONDS are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

               While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

               Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

               OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

               Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

                    [JANUS LOGO]
                                    www.janus.com

                                    PO Box 173375
                                    Denver, CO 80217-3375
                                    1-800-29JANUS

                               February 25, 2002
                               As Supplemented April 3, 2002, May 13, 2002,
                               May 31, 2002 and June 19, 2002

                               MONEY MARKET FUNDS -- SERVICE SHARES
                               Janus Money Market Fund
                               Janus Tax-Exempt Money Market Fund
                               Janus Government Money Market Fund

                             JANUS INVESTMENT FUND

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the Service Shares (the "Shares") of Janus Money Market Fund, Janus Tax-Exempt Money Market Fund and Janus Government Money Market Fund. The Funds are each a separate series of Janus Investment Fund, a Massachusetts business trust.

     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated February 25, 2002, and any supplements thereto, which are incorporated by reference into this SAI and may be obtained from the Trust by calling 1-800-29JANUS or by writing the Funds at the address shown on the back cover of this SAI. This SAI contains additional and more detailed information about the Funds' operations and activities than the Prospectus. The Annual and Semiannual Reports, which contain important financial information about the Funds, are incorporated by reference into this SAI and are also available, without charge on janus.com, by calling 1-800-29JANUS or by writing the Funds at the address shown on the back cover of this SAI.

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                Investment Policies and Restrictions and
                Investment Strategies...........................    2
                Performance Data................................   19
                Investment Adviser and Administrator............   23
                Custodian, Transfer Agent and Certain
                Affiliations....................................   30
                Portfolio Transactions and Brokerage............   31
                Trustees and Officers...........................   35
                Purchase of Shares..............................   44
                Redemption of Shares............................   44
                Shareholder Accounts............................   46
                Dividends and Tax Status........................   46
                Principal Shareholders..........................   48
                Miscellaneous Information.......................   49
                Financial Statements............................   52
                Appendix A - Description of Securities Ratings..   53
                Appendix B - Description of Municipal
                Securities......................................   56

INVESTMENT POLICIES AND RESTRICTIONS AND
INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

INVESTMENT POLICIES AND RESTRICTIONS APPLICABLE TO ALL FUNDS

               Each Fund has adopted certain fundamental investment policies and restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or a particular Fund or particular class of Shares if a matter affects just that Fund or that class of Shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or a particular Fund or class of Shares) are present or represented by proxy.

               As used in the policies and restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government Securities" shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. Government Securities as securities issued or guaranteed by the United States government, its agencies or instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. government securities.

               The Funds have adopted the following fundamental policies and restrictions:

               (1) With respect to 75% of its total assets, a Fund may not purchase securities of an issuer (other than a U.S. Government Security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7); or
               (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

               (2) A Fund may not purchase securities if 25% or more of the value of a Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in

               U.S. Government Securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to a Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

               (3) A Fund may not act as an underwriter of securities issued by others, except to the extent that a Fund may be deemed an underwriter in connection with the disposition of portfolio securities of such Fund.

               (4) A Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

               (5) A Fund may not purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

               (6) A Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Funds from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

               (7) A Fund may not borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of a Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Funds may not issue "senior securities" in contravention of the 1940 Act.

               (8) Each Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as that Fund.

               Investment restriction (1) is intended to reflect the requirements under Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Funds interpret restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a non-controlled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

FUNDAMENTAL INVESTMENT POLICY APPLICABLE TO JANUS TAX-EXEMPT MONEY MARKET FUND

               JANUS TAX-EXEMPT MONEY MARKET FUND. As a fundamental policy, this Fund will invest, under normal circumstances, at least 80% of its net assets in short-term municipal securities whose interest is exempt from federal income taxes, including the federal alternative minimum tax.

               Each Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

               (1) A Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid investments"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain securities such as securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

               (2) A Fund may not purchase securities on margin, or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

               (3) A Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

               (4) A Fund may not invest in companies for the purpose of exercising control of management.

               Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), each of the Funds may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital Management LLC ("Janus Capital") serves as investment adviser. All such borrowing and lending will be subject to the above limits. A Fund will borrow money through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. A Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

               For the purposes of the Funds' policies on investing in particular industries, the Funds will rely primarily on industry or industry group classifications published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single industry are materially different, the Funds may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

               Each of the Funds may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Funds will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

               Under Rule 2a-7, a Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government Securities, provided that in certain cases a Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

               Pursuant to Rule 2a-7, each Fund (except Janus Tax-Exempt Money Market Fund) will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, a Fund may invest in "second-tier" securities which are eligible securities that are not first-tier securities. However, a Fund (except for Janus Tax-Exempt Money Market Fund, in certain cases) may not invest in a second-tier security if immediately after the acquisition thereof the Fund would have invested more than (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer, or (ii) five percent of its total assets in second-tier securities.

               The following discussion of types of securities in which the Funds may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

               Each Fund may purchase participation interests in loans or securities in which the Funds may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives a Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, a

               Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Funds intend to exercise any demand rights they may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Funds' investment portfolio. A Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

               Janus Money Market Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

               Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased. The rate of interest on securities purchased by a Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Funds, as well as other money market rates of interest. The Funds will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

               The Funds may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.

               Interests in pools of mortgage-backed securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.

               As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to a Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

               The Funds may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans Administration. The Funds may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of a Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

               Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds

               80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. government does not guarantee any aspect of Freddie Mac PCs.

               Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae; the U.S. government does not guarantee any aspect of the Fannie Mae pass-through securities.

               The Funds may also invest in privately-issued mortgage-backed securities to the extent permitted by their investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages.

               Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

               Under procedures adopted by the Trustees, the Funds may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Funds may seek to earn additional income through securities lending. Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Funds will not have the right to vote on securities while they are being lent, but it will call a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. government securities, letters of credit and such other collateral permitted by the SEC. Cash collateral may be invested in money market funds advised by Janus to the extent consistent with exemptive relief obtained from the SEC.

Reverse Repurchase Agreements

               Reverse repurchase agreements are transactions in which a Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Funds will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

               Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities.

               Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by a Fund with those monies.

When-Issued and Delayed Delivery Securities

               Each Fund may purchase securities on a when-issued or delayed delivery basis. A Fund will enter into such transactions only when it has the intention of actually acquiring the securities. To facilitate such acquisitions, the Funds' custodian will segregate cash or high quality liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the segregated securities or from other available sources of cash. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value.

Investment Company Securities

               From time to time, the Funds may invest in securities of other investment companies. The Funds are subject to the provisions of
               Section 12(d)(1) of the 1940 Act. Funds managed by Janus Capital ("Janus Funds") may invest in securities of the Funds and any other money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus Funds.

Debt Obligations

               Janus Money Market Fund may invest in U.S. dollar denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

Obligations of Financial Institutions

               Janus Money Market Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

               Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties and that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

               Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

               Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

               Janus Government Money Market Fund and to a lesser extent, Janus Money Market Fund, invest in U.S. Government Securities. U.S. Government Securities shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. Government Securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. government securities. U.S. Government Securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by Ginnie Mae. In addition, U.S. Government Securities in which the Fund may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac and the Tennessee Valley Authority.

               There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.

Municipal Securities

               The municipal securities in which Janus Tax-Exempt Money Market Fund may invest include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for the issuer's short-term capital needs and generally have maturities of 397 days or less. Examples include tax anticipation and revenue anticipation notes, which generally are issued in anticipation of various seasonal revenues, bond anticipation notes, construction loan notes and tax-exempt commercial paper. Short-term municipal bonds may include "general obligation bonds," which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and interest; "revenue bonds," which are generally paid from the revenues of a particular facility or a specific excise tax or other source; and "industrial development bonds," which are issued by or on behalf of public authorities to provide funding for various privately operated industrial and commercial facilities. The Fund may also invest in high quality participation interests in municipal securities. A more detailed description of various types of municipal securities is contained in Appendix B.

               When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and a security is backed only by the assets and revenues of the issuing entity, that entity will be deemed to be the sole issuer of the security. Similarly, in the case of an industrial development bond backed only by the assets and revenues of the non-governmental issuer, the non-governmental issuer will be deemed to be the sole issuer of the bond.

Municipal Leases

               Janus Money Market Fund and Janus Tax-Exempt Money Market Fund may invest in municipal leases. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. A Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

               In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

               Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Funds, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of a Fund.

PERFORMANCE DATA
--------------------------------------------------------------------------------

               A Fund may provide current annualized and effective annualized yield quotations based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns.

               In performance advertising, the Funds may compare their Shares' performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., CDC/Wiesenberger, iMoneyNet's Money Fund Report or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Funds may also compare their Shares' performance information with the performance of recognized stock, bond and other indices, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, the Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Funds may refer to general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). The Funds may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Funds and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines. The Funds may also compare the Shares' yield to those of certain U.S. Treasury obligations or other money market instruments.

               Any current yield quotation of the Shares which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period. Current yield shall be calculated by (a) determining the net change during a seven calendar day period in the value of a hypothetical account having a balance of one Share at the beginning of the period, (b) dividing the net change by the value of the account at the beginning of the period to obtain a base period return, and (c) multiplying the quotient by 365/7 (i.e., annualizing). For this purpose, the net change in account value will reflect the value of additional Shares purchased with dividends declared on the original Share and dividends declared on both the original Share and any such additional Shares, but will not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, the Shares may advertise effective yield quotations. Effective yield quotations are calculated by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result (i.e., compounding).

               Janus Tax-Exempt Money Market Fund's tax equivalent yield is the rate an investor would have to earn from a fully taxable investment in order to equal such Shares' yield after taxes. Tax equivalent yields are calculated by dividing Janus Tax-Exempt Money Market Fund's yield by one minus the stated federal or combined federal and state tax rate. If only a portion of the Shares' yield is tax-exempt, only that portion is adjusted in the calculation.

               The Shares' current yield and effective yield for the seven- day period ended October 31, 2001 is shown below:

                                                            Seven-day         Effective
Fund Name                                                     Yield        Seven-day Yield
------------------------------------------------------------------------------------------
Janus Money Market Fund - Service Shares                      2.59%             2.62%
Janus Tax-Exempt Money Market Fund - Service Shares*          2.13%             2.15%
Janus Government Money Market Fund - Service Shares           2.57%             2.60%

*Janus Tax-Exempt Money Market Fund - Service Shares tax equivalent yield for the seven day period ended October 31, 2001 was 2.96%.

               Although published yield information is useful to investors in reviewing a Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Shares. Also, Financial Institutions may charge their customers direct fees in connection with an investment in a Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yield on a class of Shares is not fixed or guaranteed, and an investment in the Shares is not insured. Accordingly, yield information may not necessarily be used to compare Shares with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. In addition, because investments in the Funds are not insured or guaranteed, yield on the Shares may not necessarily be used to compare the Shares with investment alternatives which are insured or guaranteed.

DETERMINATION OF NET ASSET VALUE

               Pursuant to the rules of the SEC, the Trustees have established procedures to stabilize each Fund's net asset value at $1.00 per Share. These procedures include a review of the extent of any deviation of net asset value per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's

               $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of Shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per Share as determined by using available market quotations. Each Fund (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Funds' high quality criteria.

INVESTMENT ADVISER AND ADMINISTRATOR
--------------------------------------------------------------------------------

               As stated in the Prospectus, each Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. Each Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Funds' investments. The Funds have each agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of each Fund. However, Janus Capital has agreed to reduce 0.10% of the value of each Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least the next annual renewal of the advisory agreements. In addition, the Funds pay brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

               On behalf of the Shares, each of the Funds has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreements, each of the Funds has agreed to compensate Janus Capital for administrative services at the annual rate of 0.40% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, net asset value determination and fund accounting, recordkeeping, and blue sky registration and monitoring services, trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders and other costs of complying with applicable laws regulating the sale of Shares. Each Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs. Janus Capital has agreed to reduce a portion of the administration fee, and accordingly the effective rate for calculating the administration fee payable by Shares of Janus Money

               Market Fund and Janus Tax-Exempt Money Market Fund will be 0.33% and by Shares of Janus Government Money Market Fund will be 0.30%. Janus Capital has agreed to continue such reductions until at least the next annual renewal of the advisory agreements.

               Janus Capital may use all or a portion of its administration fee, designated separately as service fees, to compensate Financial Institutions for providing administrative services to their customers who invest in the Shares. The types of services that the Financial Institutions would provide include serving as the sole shareholder of record, shareholder recordkeeping, processing and aggregating purchase and redemption transactions, providing periodic statements, forwarding shareholder reports and other materials, and providing other similar services that the Funds would have to perform if they were dealing directly with the beneficial owners, rather than the Financial Institutions, as shareholders of record.

               The following table summarizes the advisory fees paid by the Funds for the fiscal years ended October 31:

                                  2001                        2000                        1999
                       --------------------------   -------------------------   -------------------------
                         Advisory      Advisory       Advisory      Advisory      Advisory      Advisory
                        Fees Prior    Fees After     Fees Prior    Fees After    Fees Prior    Fees After
Fund Name              to Reduction    Reduction    to Reduction   Reduction    to Reduction   Reduction
---------------------------------------------------------------------------------------------------------
Janus Money Market
  Fund                 $28,313,070    $14,156,535   $19,692,208    $9,846,104   $14,570,672    $7,285,336
Janus Tax-Exempt
  Money Market Fund       $504,934       $252,467      $485,046      $242,523      $437,746      $218,873
Janus Government
  Money Market Fund     $2,516,724     $1,258,362    $2,292,644    $1,146,322    $2,093,192    $1,046,596

               The following table summarizes the administration fees paid by the Shares for the fiscal year ended October 31:

                                       2001                        2000                        1999
                             -------------------------   -------------------------   -------------------------
                                Admin-        Admin-        Admin-        Admin-        Admin-        Admin-
                              istration     istration     istration     istration     istration     istration
                              Fees Prior    Fees After    Fees Prior    Fees After    Fees Prior    Fees After
Fund Name                    to Reduction   Reduction    to Reduction   Reduction    to Reduction   Reduction
--------------------------------------------------------------------------------------------------------------
Janus Money Market Fund -
  Service Shares               $399,444      $329,541      $238,012      $187,501      $124,999       $93,750
Janus Tax-Exempt Money
  Market Fund - Service
  Shares                            $40           $33        $2,947        $2,240       $16,360       $12,270
Janus Government Money
  Market Fund - Service
  Shares                       $415,725      $311,794      $255,206      $191,405      $182,349      $136,761

               Advisory fees are paid on the Fund level while administration fees are paid on the class level.

               Each Fund's Advisory Agreement is dated April 3, 2002 and will continue in effect until July 1, 2002, and thereafter from year to year so long as such continuance is approved annually by a majority of the Trustees who are not parties to the Advisory Agreements or interested persons of any such party, and by either a majority of the outstanding voting shares of each Fund or the Trustees of the Funds. Each Advisory Agreement (i) may be terminated without the payment of any penalty by any Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval of a majority of the Trustees of the affected Fund, including the Trustees who are not interested persons of that Fund or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of that Fund.

               Janus Capital is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell"), a publicly traded holding company with principal operations in financial asset management businesses. Stilwell, through its subsidiaries, indirectly owns approximately 92% of

               Janus Capital, and certain Janus Capital employees directly own approximately 8%.

               In approving the Funds' existing Advisory Agreements, the Trustees considered various matters relating to the possible effects on Janus Capital and the Funds of the expiration of Mr. Bailey's contractual management rights with respect to Janus Capital, including Stilwell's intentions regarding the preservation and strengthening of Janus Capital's business and existing and proposed incentive compensation arrangements for key Janus Capital employees.

               In addition, the Trustees considered a wide range of information of the type they regularly consider when determining whether to continue the Funds' Advisory Agreements as in effect from year to year. The Trustees considered information about, among other things:

               - Janus Capital and its personnel (including particularly those personnel with responsibilities for providing services to the Funds), resources and investment process;

               - the terms of each Advisory Agreement;

               - the scope and quality of the services that Janus Capital has been providing to the Funds;

               - the investment performance of each Fund and of comparable funds managed by other advisers over various periods;

               - the advisory fee rates payable to Janus Capital by the Funds and by other funds and client accounts managed by Janus Capital, and payable by comparable funds managed by other advisers;

               - the total expense ratio of each Fund and of comparable funds managed by other advisers;

               - compensation payable by the Funds to affiliates of Janus
                 Capital for other services;

               - the profitability to Janus Capital and its affiliates of their relationships with the Funds; and

               - Janus Capital's use of the Funds' portfolio brokerage
                 transactions to obtain research benefiting the Funds or other Janus Capital clients at a cost that may be in excess of the amount other brokers would charge or to reduce certain out-of-pocket expenses otherwise payable by the Funds.

               Janus Capital also acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Funds, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts.

               Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

               Pursuant to an exemptive order granted by the SEC, the Funds and other funds advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

               Each account managed by Janus Capital has its own investment objective and is managed in accordance with that objective by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

               The Funds' portfolio managers are not permitted to purchase and sell securities for their own accounts except under the limited exceptions contained in the Code of Ethics, which applies to Directors/Trustees of Janus Capital and the Funds and employees of, and persons working on a contractual basis for, Janus Capital and its subsidiaries. The Code of Ethics is on file with and available from the SEC through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel, inside Directors/Trustees of Janus Capital and the Funds and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authorization will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Funds.

               In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of

               Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

               The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital.

CUSTODIAN, TRANSFER AGENT AND
CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

               Citibank, N.A., 111 Wall Street 24th Floor, Zone 5, New York, NY 10043, is the Funds' custodian. The custodian holds the Funds' assets in safekeeping and collects and remits the income thereon, subject to the instructions of each Fund.

               Janus Services LLC, P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Funds' transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Funds. The Funds do not pay Janus Services a fee.

               Janus Distributors LLC, 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is a distributor of the Funds. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Funds in connection with the sale of their shares in all states in which the shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Funds' shares and accepts orders at net asset value. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of shares are paid by Janus Capital.

               Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Funds or which performed services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

               Decisions as to the assignment of portfolio business for the Funds and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below.

               Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality, including trade anonymity; liquidity, the quality of the execution, clearance and settlement services; and financial stability of the broker or dealer. In addition, Janus Capital may consider the value of research products or services provided by brokers-dealers as a factor in selecting brokers and dealers and in negotiating commissions. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. These research and other services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities and access to third party publications, computer and electronic equipment and software. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above. Much of the research provided to Janus Capital by broker-dealers would otherwise be available to Janus Capital for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital through broker-dealers. For example, Janus Capital has arrangements with broker-dealers to allocate brokerage in exchange for, among other things, third-party research reports relating to specific industry fundamentals and trends, third-party research reports providing analysis of micro and macro economic trends, and access to databases providing financial, market, economic and fundamental data. Because Janus Capital receives research from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital may also direct trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but direct a portion of the commission to another broker-dealer that supplies Janus Capital with research services and/or products.

               For the fiscal year ended October 31, 2001, the Funds paid no brokerage commissions to brokers and dealers in transactions identified for execution primarily on the basis of research and other services provided to the Funds.

               The Funds generally buy and sell securities in principal transactions, in which no commissions are paid. For the fiscal years ended October 31, 2001, October 31, 2000 and October 31, 1999, the Funds did not incur any brokerage commissions. However, the Funds may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the respective Fund will be no less favorable than that of contemporaneously available principal transactions.

               Janus Capital may use research products and services in servicing other accounts in addition to the Funds. Fixed-income related research products and services may be paid for by commissions generated by equity trades. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

               Janus Capital may consider sales of Shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Shares as a factor in the selection of broker-dealers to execute Fund portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for a Fund (i) to the Fund or (ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

               When the Funds purchase or sell a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

               As of October 31, 2001, certain Funds owned securities of their regular broker-dealers (or parents), as shown below:

                                                    Name of                      Value of
Fund Name                                        Broker-Dealer               Securities Owned
---------------------------------------------------------------------------------------------
Janus Money Market Fund             ABN AMRO Bank N.V.                         $300,000,000
Janus Money Market Fund             Barclays Capital, Inc.                       50,020,603
Janus Money Market Fund             Banc One Capital Markets, Inc.               50,038,118
Janus Money Market Fund             Banc of America Securities, Inc.            500,000,000
Janus Money Market Fund             Bear Stearns & Company, Inc.                250,000,000
Janus Money Market Fund             Credit Suisse First Boston Corp.            200,000,000
Janus Money Market Fund             Deutsche Banc Alex. Brown, Inc.             637,900,000
Janus Money Market Fund             Donaldson, Lufkin & Jenrette, Inc.           50,017,197
Janus Money Market Fund             Goldman Sachs & Co.                         700,000,000
Janus Money Market Fund             First Union Brokerage Services, Inc.         50,001,058
Janus Money Market Fund             J.P. Morgan Securities, Inc.                850,000,000
Janus Money Market Fund             Lehman Brothers, Inc.                       750,000,000
Janus Money Market Fund             Merrill Lynch, Pierce, Fenner and           550,000,000
                                      Smith, Inc.
Janus Money Market Fund             Morgan Stanley & Company, Inc.              800,000,000
Janus Government Money Market Fund  ABN AMRO Bank N.V.*                         112,600,000
Janus Government Money Market Fund  Bear Stearns & Company, Inc.*               150,000,000
Janus Government Money Market Fund  Credit Suisse First Boston Corp.*           175,000,000
Janus Government Money Market Fund  Deutsche Banc Alex. Brown, Inc.*            205,500,000
Janus Government Money Market Fund  Lehman Brothers, Inc.*                      200,000,000

* Broker-dealer is the counterparty to a repurchase agreement collateralized by government securities.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

               The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years. Each Trustee has served in that capacity since he was originally elected or appointed. In addition, each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Aspen Series and Janus Adviser Series. Collectively, these three registered investment companies consist of 52 series or funds.

               The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Funds' Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary.

------------------------------------------------------------------------------------------------------------
                                                  TRUSTEES
------------------------------------------------------------------------------------------------------------
                                                                          NUMBER OF
                                                                          PORTFOLIOS
                           POSITIONS                                      IN FUND
                           HELD       LENGTH OF    PRINCIPAL OCCUPATIONS  COMPLEX
NAME, AGE AND              WITH       TIME         DURING THE PAST        OVERSEEN     OTHER DIRECTORSHIPS
ADDRESS                    FUND       SERVED       FIVE YEARS             BY TRUSTEE   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*         President, 6/69-Present Until July 1, 2002,    52           N/A
 100 Fillmore Street       Chairman                President and Chief
 Denver, CO 80206          and                     Executive Officer of
 Age 64                    Trustee                 Janus Capital.
                                                   Formerly, President
                                                   and Director
                                                   (1994-2002) of the
                                                   Janus Foundation;
                                                   Chairman and Director
                                                   (1978-2002) of Janus
                                                   Capital Corporation;
                                                   and Director
                                                   (1997-2001) of Janus
                                                   Distributors, Inc.
------------------------------------------------------------------------------------------------------------

* The Funds are treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

------------------------------------------------------------------------------------------------------------
                                                  TRUSTEES
------------------------------------------------------------------------------------------------------------
                                                                          NUMBER OF
                                                                          PORTFOLIOS
                           POSITIONS                                      IN FUND
                           HELD       LENGTH OF    PRINCIPAL OCCUPATIONS  COMPLEX
NAME, AGE AND              WITH       TIME         DURING THE PAST        OVERSEEN     OTHER DIRECTORSHIPS
ADDRESS                    FUND       SERVED       FIVE YEARS             BY TRUSTEE   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------
 William F. McCalpin       Trustee    6/02-Present Executive Vice         52           Founding Director and
 100 Fillmore Street                               President and Chief                 Board Chair, Solar
 Denver, CO 80206                                  Operating Officer of                Development
 Age 45                                            The Rockefeller                     Foundation; Trustee
                                                   Brothers Fund (a                    and Vice President,
                                                   private family                      Asian Cultural
                                                   foundation).                        Council.
                                                   Formerly, Director of
                                                   Investments
                                                   (1991-1998) of The
                                                   John D. and Catherine
                                                   T. MacArthur
                                                   Foundation (a private
                                                   family foundation).
------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.     Trustee    6/02-Present President and Chief    52           Chairman of the
 100 Fillmore Street                               Executive Officer of                Board, Divergence
 Denver, CO 80206                                  The Field Museum of                 LLC; Director of A.M.
 Age 64                                            Natural History.                    Castle & Co., Harris
                                                   Formerly, Senior Vice               Insight Funds, W.W.
                                                   President (1987-1997)               Grainger, Inc.;
                                                   of Booz-Allen &                     Trustee of WTTW
                                                   Hamilton, Inc. (a                   (Chicago public
                                                   management consulting               television station),
                                                   firm).                              the University of
                                                                                       Chicago and Chicago
                                                                                       Public Education
                                                                                       Fund.
------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          Trustee    2/71-Present Private Investor.      52           N/A
 100 Fillmore Street                               Formerly (1997-1998)
 Denver, CO 80206                                  Chief Financial
 Age 58                                            Officer - Boston
                                                   Market Concepts,
                                                   Boston Chicken, Inc.,
                                                   Golden, CO (a
                                                   restaurant chain).
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
                                                  TRUSTEES
------------------------------------------------------------------------------------------------------------
                                                                          NUMBER OF
                                                                          PORTFOLIOS
                           POSITIONS                                      IN FUND
                           HELD       LENGTH OF    PRINCIPAL OCCUPATIONS  COMPLEX
NAME, AGE AND              WITH       TIME         DURING THE PAST        OVERSEEN     OTHER DIRECTORSHIPS
ADDRESS                    FUND       SERVED       FIVE YEARS             BY TRUSTEE   HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CNTD.)
------------------------------------------------------------------------------------------------------------
 James T. Rothe            Trustee    1/97-Present Professor of           52           Director of Optika,
 100 Fillmore Street                               Business, University                Inc. and NeoCore
 Denver, CO 80206                                  of Colorado, Colorado               Corp.
 Age 58                                            Springs, CO.
                                                   Formerly,
                                                   Distinguished
                                                   Visiting Professor of
                                                   Business (2001-2002),
                                                   Thunderbird (American
                                                   Graduate School of
                                                   International
                                                   Management), Phoenix,
                                                   AZ; and Principal
                                                   (1988-1999) of
                                                   Phillips-Smith Retail
                                                   Group, Colorado
                                                   Springs, CO (a
                                                   venture capital
                                                   firm).
------------------------------------------------------------------------------------------------------------
 William D. Stewart        Trustee    6/84-Present Corporate Vice         52           N/A
 100 Fillmore Street                               President and General
 Denver, CO 80206                                  Manager of MKS
 Age 57                                            Instruments - HPS
                                                   Products, Boulder, CO
                                                   (a manufacturer of
                                                   vacuum fittings and
                                                   valves).
------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger       Trustee    8/69-Present Consultant             52           N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 63
------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
                                                TERM OF OFFICE*
NAME, AGE AND              POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS                    FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------------
 Sharon S. Pichler**       Executive Vice       12/94-Present       Vice President of Janus Capital.
 100 Fillmore Street       President and                            Formerly, Portfolio Manager (1994-
 Denver, CO 80206          Portfolio Manager                        1999) of Janus Government Money
 Age 53                    Janus Money Market                       Market Fund.
                           Fund
                           Janus Tax-Exempt
                           Money Market Fund
---------------------------------------------------------------------------------------------------------
 J. Eric Thorderson**      Executive Vice       9/99-Present        Vice President of Janus Capital.
 100 Fillmore Street       President and                            Formerly, Senior Analyst (1996-1999)
 Denver, CO 80206          Portfolio Manager                        for Janus Capital Corporation.
 Age 41                    Janus Government
                           Money Market Fund
---------------------------------------------------------------------------------------------------------
 Thomas A. Early**         Vice President and   3/98-Present        Vice President, General Counsel,
 100 Fillmore Street       General Counsel                          Secretary and Interim Director of
 Denver, CO 80206                                                   Janus Capital; Vice President,
 Age 47                                                             General Counsel, Secretary and
                                                                    Director of Janus Services LLC, Janus
                                                                    Capital International LLC and Janus
                                                                    Institutional Services LLC; Vice
                                                                    President, General Counsel and
                                                                    Director to Janus International
                                                                    (Asia) Limited and Janus
                                                                    International Limited; Vice
                                                                    President, General Counsel and
                                                                    Secretary to Janus Distributors LLC
                                                                    and the Janus Foundation; and
                                                                    Director for Janus Capital Trust
                                                                    Manager Limited and Janus World
                                                                    Funds. Formerly, Director (2001) of
                                                                    Janus Distributors, Inc.; Vice
                                                                    President, General Counsel, Secretary
                                                                    and Director (2000-2002) of Janus
                                                                    International Holding, Inc.; and
                                                                    Executive Vice President and General
                                                                    Counsel/Mutual Funds (1994-1998) of
                                                                    Prudential Insurance Company.
---------------------------------------------------------------------------------------------------------
 Bonnie M. Howe**          Vice President       12/99-Present       Vice President and Assistant General
 100 Fillmore Street                                                Counsel to Janus Capital, Janus
 Denver, CO 80206                                                   Distributors LLC and Janus Services
 Age 36                                                             LLC. Formerly, Assistant Vice
                                                                    President (1997-1999) and Associate
                                                                    Counsel (1995-1999) for Janus Capital
                                                                    Corporation and Assistant Vice
                                                                    President (1998-2000) for Janus
                                                                    Service Corporation.
---------------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
                                                TERM OF OFFICE*
NAME, AGE AND              POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS                    FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes**     Vice President and   12/99-Present       Vice President and Assistant General
 100 Fillmore Street       Secretary                                Counsel of Janus Capital, Janus
 Denver, CO 80206                                                   Distributors LLC and Janus Services
 Age 36                                                             LLC. Formerly, Assistant Vice
                                                                    President (1997-1999) of Janus
                                                                    Capital Corporation; Chief Compliance
                                                                    Officer, Director and President
                                                                    (1997-1999) of Janus Distributors,
                                                                    Inc.; and Assistant Vice President
                                                                    (1998-2000) of Janus Service
                                                                    Corporation.
---------------------------------------------------------------------------------------------------------
 David R. Kowalski**       Vice President       6/02-Present        Vice President and Chief Compliance
 100 Fillmore Street                                                Officer of Janus Capital and Janus
 Denver, CO 80206                                                   Distributors LLC; and Assistant Vice
 Age 45                                                             President of Janus Services LLC.
                                                                    Formerly, Senior Vice President and
                                                                    Director (1985-2000) of Mutual Fund
                                                                    Compliance for Van Kampen Funds.
---------------------------------------------------------------------------------------------------------
 Glenn P. O'Flaherty**     Treasurer and Chief  1/96-Present        Vice President of Janus Capital.
 100 Fillmore Street       Accounting Officer                       Formerly, Director of Fund Accounting
 Denver, CO 80206                                                   (1991-1997) of Janus Capital
 Age 43                                                             Corporation.
---------------------------------------------------------------------------------------------------------
 Loren M. Starr**          Vice President and   9/01-Present        Vice President of Finance, Treasurer,
 100 Fillmore Street       Chief Financial                          Chief Financial Officer and Interim
 Denver, CO 80206          Officer                                  Director of Janus Capital; Vice
 Age 40                                                             President of Finance, Treasurer and
                                                                    Chief Financial Officer of Janus
                                                                    Services LLC and Janus International
                                                                    Limited; Vice President of Finance,
                                                                    Treasurer, Chief Financial Officer
                                                                    and Director of Janus Distributors
                                                                    LLC, Janus Capital International LLC
                                                                    and Janus Institutional Services LLC;
                                                                    and Director of Janus Capital Trust
                                                                    Manager Limited and Janus World
                                                                    Funds. Formerly, Vice President of
                                                                    Finance, Treasurer, Chief Financial
                                                                    Officer (2001-2002) and Director
                                                                    (2002) for Janus International
                                                                    Holding, Inc.; Managing Director,
                                                                    Treasurer and Head of Corporate
                                                                    Finance and Reporting (1998-2001) for
                                                                    Putnam Investments; and Senior Vice
                                                                    President of Financial Planning and
                                                                    Analysis (1996-1998) for Lehman
                                                                    Brothers, Inc.
---------------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.

---------------------------------------------------------------------------------------------------------
                                                OFFICERS
---------------------------------------------------------------------------------------------------------
                                                TERM OF OFFICE*
NAME, AGE AND              POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS                    FUND                 SERVED              FIVE YEARS
---------------------------------------------------------------------------------------------------------
 Heidi J. Walter**         Vice President       4/00-Present        Vice President and Assistant General
 100 Fillmore Street                                                Counsel to Janus Capital and Janus
 Denver, CO 80206                                                   Services LLC. Formerly, Vice
 Age 34                                                             President and Senior Legal Counsel
                                                                    (1995-1999) for Stein Roe & Farnham,
                                                                    Inc.
---------------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.

               The Trustees are responsible for major decisions relating to each Fund's objective, policies and techniques. The Trustees also supervise the operation of the Funds by their officers and review the investment decisions of the officers, although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Information about each of these committees is provided in the following table:

--------------------------------------------------------------------------------------------------
                                                                            NUMBER OF MEETINGS
                                                    MEMBERS (AS OF          HELD DURING LAST
                        FUNCTIONS                   JUNE 19, 2002)          FISCAL YEAR
--------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE        Reviews the financial       John W. McCarter, Jr.             4
                        reporting process, the      (Chairman)
                        system of internal          Dennis B. Mullen
                        control, the audit          William D. Stewart
                        process, and the Trusts'
                        process for monitoring
                        compliance with investment
                        restrictions and
                        applicable laws and the
                        Trusts' Code of Ethics.
--------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE    Reviews and makes           James T. Rothe                    5
                        recommendations regarding   (Chairman)
                        matters related to the      William F. McCalpin
                        Trusts' use of brokerage    Dennis B. Mullen
                        commissions and placement
                        of portfolio transactions.
--------------------------------------------------------------------------------------------------
 MONEY MARKET           Reviews various matters     Martin H. Waldinger               4
 COMMITTEE              related to the operations   (Chairman)
                        of the Janus Money Market   William F. McCalpin
                        Funds, including            James T. Rothe
                        compliance with each
                        Trust's Money Market Fund
                        Procedures.
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                            NUMBER OF MEETINGS
                                                    MEMBERS (AS OF          HELD DURING LAST
                        FUNCTIONS                   JUNE 19, 2002)          FISCAL YEAR
--------------------------------------------------------------------------------------------------
 NOMINATING AND         Identifies and recommends   Dennis B. Mullen                  3
 GOVERNANCE COMMITTEE   individuals for Trustee     (Chairman)
                        membership, consults with   John W. McCarter, Jr.
                        Management in planning      William D. Stewart
                        Trustee meetings, and
                        oversees the
                        administration of, and
                        ensures the compliance
                        with, the Governance
                        Procedures and Guidelines
                        adopted by the Trusts.
--------------------------------------------------------------------------------------------------
 PRICING COMMITTEE      Determines the fair value   William D. Stewart                15
                        of restricted securities    (Chairman)
                        and other securities for    James T. Rothe
                        which market quotations     Martin H. Waldinger
                        are not readily available,
                        pursuant to procedures
                        adopted by the Trustees.
--------------------------------------------------------------------------------------------------

               The table below gives the aggregate dollar range of shares of all funds advised and sponsored by Janus Capital (collectively, the "Janus Funds"), owned by each Trustee as of December 31, 2001. As of December 31, 2001, none of the Trustees owned Shares of the Funds included in this SAI.

---------------------------------------------------------------------------------------------------
                                                 AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                                 REGISTERED INVESTMENT COMPANIES OVERSEEN BY
NAME OF TRUSTEE                                  TRUSTEE IN JANUS FUNDS
---------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
---------------------------------------------------------------------------------------------------
 THOMAS H. BAILEY                                Over $100,000
---------------------------------------------------------------------------------------------------
 INDEPENDENT TRUSTEES
---------------------------------------------------------------------------------------------------
 WILLIAM F. MCCALPIN*                            Over $100,000
---------------------------------------------------------------------------------------------------
 JOHN W. MCCARTER, JR.*                          None
---------------------------------------------------------------------------------------------------
 DENNIS B. MULLEN                                Over $100,000
---------------------------------------------------------------------------------------------------
 JAMES T. ROTHE                                  Over $100,000
---------------------------------------------------------------------------------------------------
 WILLIAM D. STEWART                              Over $100,000
---------------------------------------------------------------------------------------------------
 MARTIN H. WALDINGER                             Over $100,000
---------------------------------------------------------------------------------------------------

* Trustee since June 2002.

               As of December 31, 2001, none of the Trustees or their immediate family members owned shares of Janus Capital, Janus Distributors LLC, or their control persons.

               The following table shows the aggregate compensation earned by and paid to each Trustee by the Funds described in this SAI and all Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Funds or the Janus Funds.

                                              Aggregate Compensation       Total Compensation
                                                From the Funds for      From the Janus Funds for
                                                Fiscal year ended         calendar year ended
Name of Person, Position*                        October 31, 2001        December 31, 2001****
-------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee**                  $0                         $0
William D. Stewart, Trustee***                       $16,155                   $185,000
Dennis B. Mullen, Trustee***                         $25,680                   $185,000
Martin H. Waldinger, Trustee***                      $14,944                   $185,000
James T. Rothe, Trustee***                           $26,487                   $185,000

   * Mr. McCalpin and Mr. McCarter were elected as Trustees in June 2002. Therefore, they did not receive any compensation from the Funds described in this SAI or the Janus Funds during the periods shown in the table.
  ** Mr. Bailey is being treated as an interested person of the Funds and Janus
     Capital and is compensated by Janus Capital.
 *** Independent Trustee.
**** As of December 31, 2001, Janus Funds consisted of three registered investment companies comprised of a total of 51 funds.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

               Shares are sold at the net asset value per share as determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE" or the "Exchange") next occurring after a purchase order is received and accepted by a Fund (except net asset value is determined at 5:00 p.m. (New York time) for Janus Government Money Market Fund). A Fund's net asset value is calculated each day that both the NYSE and the Federal Reserve Banks are open ("bank business day"). As stated in the Prospectus, the Funds each seek to maintain a stable net asset value per share of $1.00. The Shareholder's Guide Section of the Funds' Prospectus contains detailed information about the purchase of Shares.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

               Redemptions, like purchases, may only be effected through the trust accounts, cash management programs and similar programs of participating banks and financial institutions. Shares normally will be redeemed for cash, although each Fund retains the right to redeem some or all of its shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Funds are governed by Rule 18f-1 under the 1940 Act, which requires each Fund to redeem shares solely in cash up to the lesser of $250,000 or 1% of the NAV of that Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund will have the option of redeeming the excess in cash or in kind. If shares are redeemed in kind, the redeeming shareholder generally will incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Shares of the Trust" and such valuation will be made as of the same time the redemption price is determined.

               The right to require the Funds to redeem its shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

SHAREHOLDER ACCOUNTS
--------------------------------------------------------------------------------

               Detailed information about the general procedures for shareholder accounts is set forth in the Funds' Prospectus. Applications to open accounts may be obtained by calling or writing your Financial Institution.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

               Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in a Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day will receive that day's dividend if the purchase request is received from a Financial Institution at or prior to 3:00 p.m. (New York time) for Janus Money Market Fund, 5:00 p.m. for Janus Government Money Market Fund and 12:00 p.m. for Janus Tax-Exempt Money Market Fund. Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order. Requests for redemption of Shares will be redeemed at the next determined net asset value. Redemption requests made by wire that are received from a Financial Institution prior to 3:00 p.m. (New York time) for Janus Money Market Fund, 5:00 p.m. for Janus Government Money Market Fund and 12:00 p.m. for Janus Tax-Exempt Money Market Fund on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days in which the bond market or the NYSE close early.

               Distributions for all of the Funds (except Janus Tax-Exempt Money Market Fund) are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year. As described in detail in the Prospectus, Janus Tax-Exempt Money Market Fund anticipates that substantially all income dividends it pays will be exempt from federal income tax, although dividends attributable to interest on taxable investments, together with distributions from any net realized short- or long-term capital gains, are taxable.

               The Funds intend to qualify as regulated investment companies by satisfying certain requirements prescribed by Subchapter M of the Code. Accordingly, a Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

               Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by a Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

               As of January 31, 2002, the officers and Trustees as a group owned less than 1% of the outstanding Shares.

               As of January 28, 2002, the following shareholders owned more than 25% of the Shares of Janus Money Market Fund:

                                                                              Percentage
Shareholder                               Address                             Ownership
----------------------------------------------------------------------------------------
Wells Fargo Brokerage Services, LLC(1)    608 Second Avenue South               36.52%
                                          Minneapolis, MN 55402-1916

Hare and Co.(2)                           The Bank of New York                  60.94%
                                          Attn: STIF Department
                                          One Wall Street, 2nd Floor
                                          New York, NY 10286-0001

(1) Wells Fargo Brokerage Services, LLC, is governed under the laws of the State of California, and its parent company is Wells Fargo Co.
(2) Hare and Co. is governed under the laws of the State of New York, and its parent company is The Bank of New York.

               Thus, these companies could be deemed to be "control persons" and may each have the power to control any of the Shares of this Fund.

               As of January 28, 2002, all of the outstanding Shares of Janus Tax-Exempt Money Market Fund were owned by Janus Capital Management LLC, which provided seed capital for the Fund.

               As of January 28, 2002, the following shareholder owned more than 25% of the Shares of Janus Government Money Market Fund:

                                                                       Percentage
Shareholder                        Address                             Ownership
---------------------------------------------------------------------------------
EGAP & Co.(1)                      Chittenden Trust Company              95.95%
                                   P.O. Box 820
                                   Burlington, VT 05402-0820

(1) EGAP & Co. is governed under the laws of the State of Vermont, and its parent company is Chittenden Trust Company.

               Thus, this company could be deemed to be a "control person" and may have the power to control any of the Shares of this Fund.

               To the knowledge of the Funds, no other shareholder owned 5% or more of the outstanding Shares of the Funds as of January 28, 2002.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

               Each Fund is a series of the Trust, a Massachusetts Business Trust that was created on February 11, 1986. The Trust is an open-end management investment company registered under the 1940 Act. As of the date of this SAI, the Trust offers 26 separate series, three of which currently offer three classes of Shares.

               Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Funds, the Funds must cease to use the name "Janus" as soon as reasonably practicable.

               Under Massachusetts law, shareholders of the Funds could, under certain circumstances, be held liable for the obligations of their Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Funds and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Funds or the Trustees. The Declaration of Trust also provides for indemnification from the assets of the Funds for all losses and expenses of any Fund shareholder held liable for the obligations of their Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of one of the Funds is limited to circumstances in which their Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Funds to avoid, to the extent possible, liability of shareholders for liabilities of their Fund.

SHARES OF THE TRUST

               The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of each Fund are fully paid and nonassessable when issued. All shares of a Fund participate equally in dividends and other distributions by such Fund, and in residual assets of that Fund in the event of liquidation. Shares of each Fund have no preemptive, conversion or subscription rights.

               The Trust is authorized to issue multiple classes of shares for each Fund. Currently, Janus Money Market Fund, Janus Government Money Market Fund and Janus Tax-Exempt Money Market Fund each offer three classes of shares by separate prospectuses. The Shares discussed in this SAI are offered only through Financial Institutions that meet minimum investment requirements in connection with trust accounts, cash management programs and similar programs provided to their customers. A second class of shares, Institutional Shares, is offered to individual, institutional and corporate clients and foundations and trusts meeting certain minimum investment criteria. A third class of shares, Investor Shares, is offered to the general public.

SHAREHOLDER MEETINGS

               The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Declaration of Trust or the 1940 Act. Special meetings may be called for a specific Fund or for the Trust as a whole for purposes such as changing fundamental policies; electing or removing Trustees; making any changes to the Declaration of Trust that would materially adversely affect shareholders' rights; determining whether to bring certain derivative actions; or for any other purpose that requires a shareholder vote under applicable law or the Trust's governing documents, or as the Trustees consider necessary or desirable. The present Trustees were elected at a meeting of shareholders held on January 31, 2002. Under the Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act.

VOTING RIGHTS

               As a shareholder, you are entitled to one vote for each dollar of net asset value of the Fund that you own. Generally all Funds and classes vote together as a single group, except where a separate vote of one or more Funds or classes is required by law or where the interests of one or more Funds or classes are affected differently from other Funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT ACCOUNTANTS

               PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Funds, audit the Funds' annual financial statements and prepare their tax returns.

REGISTRATION STATEMENT

               The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Funds or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DOCUMENTS INCORPORATED BY REFERENCE TO THE ANNUAL REPORT

               The following audited financial statements of the Funds for the period ended October 31, 2001 are hereby incorporated by reference to the Funds' Annual Report dated October 31, 2001:

               Schedules of Investments as of October 31, 2001

               Statements of Operations for the period ended October 31, 2001

               Statements of Assets and Liabilities as of October 31, 2001

               Statements of Changes in Net Assets for the periods ended October 31, 2001 and October 31, 2000

               Financial Highlights for each of the periods indicated

               Notes to Financial Statements

               Report of Independent Accountants

               The portions of such Annual Report that are not specifically listed above are not incorporated by reference into this SAI and are not part of the Registration Statement.

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

MOODY'S AND STANDARD & POOR'S

               MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS. The two highest ratings of Standard & Poor's Ratings Services for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

               The two highest ratings of Moody's Investors Service, Inc. for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

               SHORT TERM MUNICIPAL LOANS. S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

               Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

               OTHER SHORT-TERM DEBT SECURITIES. Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                F-1+........................ Exceptionally strong credit
                                             quality. Issues assigned this
                                             rating are regarded as having the
                                             strongest degree of assurance for
                                             timely payment.
                F-1......................... Very strong credit quality. Issues assigned this rating reflect an
                                             assurance for timely payment only
                                             slightly less in degree than issues
                                             rated F-1+.
                F-2......................... Good credit quality. Issues
                                             assigned this rating have a
                                             satisfactory degree of assurance
                                             for timely payments, but the margin
                                             of safety is not as great as the
                                             F-1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

               MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

               1. PROJECT NOTES, which carry a U.S. government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

               2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

               3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

               4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

               5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Fannie Mae or the Ginnie Mae.

               6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

               MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

               1. GENERAL OBLIGATION BONDS are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

               2. REVENUE BONDS in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

               In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

               3. PRIVATE ACTIVITY BONDS are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

               While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

               Because of terminology formerly used in the Internal Revenue Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

               OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

               Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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

                    [JANUS LOGO]
                                    www.janus.com

                                    PO Box 173375
                                    Denver, CO 80217-3375
                                    1-800-29JANUS

                                May 15, 2002
                                As Supplemented May 31, 2002 and June 19, 2002

                               JANUS INSTITUTIONAL CASH RESERVES FUND

                             JANUS INVESTMENT FUND

                      Statement of Additional Information

     This Statement of Additional Information ("SAI") expands upon and supplements the information contained in the current Prospectus for the initial class of shares ("Shares") of Janus Institutional Cash Reserves Fund. The Fund is a separate series of Janus Investment Fund, a Massachusetts business trust.

     This SAI is not a Prospectus and should be read in conjunction with the Prospectus dated May 15, 2002, and any supplements hereto, which are incorporated by reference into this SAI and may be obtained from the Trust by calling 1-800-29JANUS or by writing the Fund at the address shown on the back cover. This SAI contains additional and more detailed information about the Fund's operations and activities than the Prospectus.

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TABLE OF CONTENTS
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
                Investment Restrictions and Investment
                Strategies......................................    2
                Performance Data................................   18
                Investment Adviser and Administrator............   21
                Custodian, Transfer Agent and Certain
                Affiliations....................................   26
                Portfolio Transactions and Brokerage............   27
                Trustees and Officers...........................   30
                Purchase of Shares..............................   39
                Redemption of Shares............................   40
                Shareholder Accounts............................   41
                Dividends and Tax Status........................   41
                Principal Shareholders..........................   43
                Miscellaneous Information.......................   44
                Financial Statements............................   47
                Appendix A - Description of Securities Ratings..   48
                Appendix B - Description of Municipal
                Securities......................................   51

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INVESTMENT RESTRICTIONS AND
INVESTMENT STRATEGIES
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INVESTMENT RESTRICTIONS

               The Fund has adopted certain fundamental investment restrictions that cannot be changed without shareholder approval. Shareholder approval means approval by the lesser of (i) more than 50% of the outstanding voting securities of the Trust (or the Fund or particular class of Shares if a matter affects just the Fund or that class of Shares), or (ii) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Trust (or the Fund or class of Shares) are present or represented by proxy.

               As used in the restrictions set forth below and as used elsewhere in this SAI, the term "U.S. Government Securities" shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. Government Securities as securities issued or guaranteed by the United States government, its agencies or instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized and municipal securities escrowed with or refunded with escrowed U.S. government securities.

               The Fund has adopted the following fundamental policies:

               (1) With respect to 75% of its total assets, the Fund may not purchase securities of an issuer (other than a U.S. Government Security or securities of another investment company) if: (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer (except as allowed under Rule 2a-7); or
               (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

               (2) The Fund may not purchase securities if 25% or more of the value of the Fund's total assets would be invested in the securities of issuers conducting their principal business activities in the same industry; provided that: (i) there is no limit on investments in U.S. Government Securities or in obligations of domestic commercial banks (including U.S. branches of foreign banks subject to

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

               regulations under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks); (ii) this limitation shall not apply to the Fund's investments in municipal securities; (iii) there is no limit on investments in issuers domiciled in a single country; (iv) financial service companies are classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance are each considered to be a separate industry); and (v) utility companies are classified according to their services (for example, gas, gas transmission, electric, and telephone are each considered to be a separate industry).

               (3) The Fund may not act as an underwriter of securities issued by others, except to the extent that the Fund may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund.

               (4) The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of the Fund's total assets would be lent to other parties (but this limitation does not apply to investments in repurchase agreements, commercial paper, debt securities or loans, including assignments and participation interests).

               (5) The Fund may not purchase or sell real estate or any interest therein, except that the Fund may invest in debt obligations secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein.

               (6) The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this limitation shall not prevent the Fund from purchasing or selling foreign currencies, options, futures, swaps, forward contracts or other derivative instruments or from investing in securities or other instruments backed by physical commodities).

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               (7) The Fund may not borrow money except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment). Borrowings from banks will not, in any event, exceed one-third of the value of the Fund's total assets (including the amount borrowed). This policy shall not prohibit short sales transactions, or futures, options, swaps or forward transactions. The Fund may not issue "senior securities" in contravention of the 1940 Act.

               (8) The Fund may, notwithstanding any other investment policy or restriction (whether or not fundamental), invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies and restrictions as the Fund.

               Investment restriction (1) is intended to reflect the requirements under Section 5(b)(1) of the 1940 Act for a diversified fund. Rule 2a-7 provides that money market funds that comply with the diversification limits of Rule 2a-7 are deemed to comply with the diversification limits of Section 5(b)(1). Thus, the Fund interprets restriction (1) in accordance with Rule 2a-7. Accordingly, if securities are subject to a guarantee provided by a non-controlled person, the Rule 2a-7 diversification tests apply to the guarantor, and the diversification test in restriction (1) does not apply to the issuer.

               The Fund has adopted the following nonfundamental investment restrictions that may be changed by the Trustees without shareholder approval:

               (1) The Fund may not invest in securities or enter into repurchase agreements with respect to any securities if, as a result, more than 10% of the Fund's net assets would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in other securities that are not readily marketable ("illiquid investments"). The Trustees, or the Fund's investment adviser acting pursuant to authority delegated by the Trustees, may determine that a readily available market exists for certain

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               securities such as securities eligible for resale pursuant to
               Rule 144A under the Securities Act of 1933, or any successor to such rule, Section 4(2) commercial paper and municipal lease obligations. Accordingly, such securities may not be subject to the foregoing limitation.

               (2) The Fund may not purchase securities on margin, or make short sales of securities, except for short sales against the box and the use of short-term credit necessary for the clearance of purchases and sales of portfolio securities.

               (3) The Fund may not pledge, mortgage, hypothecate or encumber any of its assets except to secure permitted borrowings or in connection with permitted short sales.

               (4) The Fund may not invest in companies for the purpose of exercising control of management.

               Under the terms of an exemptive order received from the Securities and Exchange Commission ("SEC"), the Fund may borrow money from or lend money to other funds that permit such transactions and for which Janus Capital Management LLC ("Janus Capital") serves as investment adviser. All such borrowing and lending will be subject to the above limits. The Fund will borrow money through the program only when the costs are equal to or lower than the costs of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. The Fund will lend through the program only when the returns are higher than those available from other short-term instruments (such as repurchase agreements). The Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional borrowing costs.

               For purposes of the Fund's policies on investing in particular industries, the Fund relies primarily on industry or industry group classifications published by Bloomberg L.P. To the extent that Bloomberg L.P. industry classifications are so broad that the primary economic characteristics in a single industry are materially different, the Fund may further classify issuers in accordance with industry classifications as published by the SEC.

INVESTMENT STRATEGIES

               The Fund may invest only in "eligible securities" as defined in Rule 2a-7 adopted under the 1940 Act. Generally, an eligible security is a security that (i) is denominated in U.S. dollars and has a remaining maturity of 397 days or less (as calculated pursuant to Rule 2a-7); (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by any two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO (the "Requisite NRSROs") or is unrated and of comparable quality to a rated security, as determined by Janus Capital; and (iii) has been determined by Janus Capital to present minimal credit risks pursuant to procedures approved by the Trustees. In addition, the Fund will maintain a dollar-weighted average portfolio maturity of 90 days or less. A description of the ratings of some NRSROs appears in Appendix A.

               Under Rule 2a-7, the Fund may not invest more than five percent of its total assets in the securities of any one issuer other than U.S. Government Securities, provided that in certain cases the Fund may invest more than 5% of its assets in a single issuer for a period of up to three business days. Investment in demand features, guarantees, and other types of instruments or features are subject to the diversification limits under Rule 2a-7.

               Pursuant to Rule 2a-7, the Fund will invest at least 95% of its total assets in "first-tier" securities. First-tier securities are eligible securities that are rated, or are issued by an issuer with short-term debt outstanding that is rated, in the highest rating category by the Requisite NRSROs or are unrated and of comparable quality to a rated security. In addition, the Fund may invest in "second-tier" securities which are eligible securities that are not first-tier

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               securities. However, the Fund may not invest in a second-tier security if immediately after the acquisition thereof the Fund would have invested more than (i) the greater of one percent of its total assets or one million dollars in second-tier securities issued by that issuer, or (ii) five percent of its total assets in second-tier securities.

               The following discussion of types of securities in which the Fund may invest supplements and should be read in conjunction with the Prospectus.

Participation Interests

               The Fund may purchase participation interests in loans or securities in which the Fund may invest directly. Participation interests are generally sponsored or issued by banks or other financial institutions. A participation interest gives the Fund an undivided interest in the underlying loans or securities in the proportion that the Fund's interest bears to the total principal amount of the underlying loans or securities. Participation interests, which may have fixed, floating or variable rates, may carry a demand feature backed by a letter of credit or guarantee of a bank or institution permitting the holder to tender them back to the bank or other institution. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or a part of the Fund's participation interest. The Fund intends to exercise any demand rights it may have upon default under the terms of the loan or security, to provide liquidity or to maintain or improve the quality of the Fund's investment portfolio. The Fund will only purchase participation interests that Janus Capital determines present minimal credit risks.

Variable and Floating Rate Notes

               The Fund also may purchase variable and floating rate demand notes of corporations and other entities, which are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a seven day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid investment.

               Securities with ultimate maturities of greater than 397 days may be purchased only pursuant to Rule 2a-7. Under that Rule, only those long-term instruments that have demand features which comply with certain requirements and certain variable rate U.S. Government Securities may be purchased. The rate of interest on securities purchased by the Fund may be tied to short-term Treasury or other government securities or indices on securities that are permissible investments of the Fund, as well as other money market rates of interest. The Fund will not purchase securities whose values are tied to interest rates or indices that are not appropriate for the duration and volatility standards of a money market fund.

Mortgage- and Asset-Backed Securities

               The Fund may invest in mortgage-backed securities, which represent an interest in a pool of mortgages made by lenders such as commercial banks, savings and loan institutions, mortgage bankers, mortgage brokers and savings banks. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers.

               Interests in pools of mortgage-backed securities differ from other forms of debt securities which normally provide for periodic payment of interest in fixed amounts with principal payments at

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

               maturity or specified call dates. In contrast, mortgage-backed securities provide periodic payments which consist of interest and, in most cases, principal. In effect, these payments are a "pass-through" of the periodic payments and optional prepayments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments to holders of mortgage-backed securities are caused by prepayments resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred.

               As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular security. Although mortgage-backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the underlying mortgages may shorten considerably the effective maturities. Mortgage-backed securities may have varying assumptions for average life. The volume of prepayments of principal on a pool of mortgages underlying a particular security will influence the yield of that security, and the principal returned to the Fund may be reinvested in instruments whose yield may be higher or lower than that which might have been obtained had the prepayments not occurred. When interest rates are declining, prepayments usually increase, with the result that reinvestment of principal prepayments will be at a lower rate than the rate applicable to the original mortgage-backed security.

               The Fund may invest in mortgage-backed securities that are issued by agencies or instrumentalities of the U.S. government. Ginnie Mae is the principal federal government guarantor of mortgage-backed securities. Ginnie Mae is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Ginnie Mae Certificates are debt securities which represent an interest in one mortgage or a pool of mortgages which are insured by the Federal Housing Administration or the Farmers Home Administration or are guaranteed by the Veterans

               Administration. The Fund may also invest in pools of conventional mortgages which are issued or guaranteed by agencies of the U.S. government. Ginnie Mae pass-through securities are considered to be riskless with respect to default in that (i) the underlying mortgage loan portfolio is comprised entirely of government-backed loans and (ii) the timely payment of both principal and interest on the securities is guaranteed by the full faith and credit of the U.S. government, regardless of whether or not payments have been made on the underlying mortgages. Ginnie Mae pass-through securities are, however, subject to the same market risk as comparable debt securities. Therefore, the market value of the Fund's Ginnie Mae securities can be expected to fluctuate in response to changes in prevailing interest rate levels.

               Residential mortgage loans are pooled also by Freddie Mac. Freddie Mac is a privately managed, publicly chartered agency created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Freddie Mac issues participation certificates ("PCs") which represent interests in mortgages from Freddie Mac's national portfolio. The mortgage loans in Freddie Mac's portfolio are not U.S. government backed; rather, the loans are either uninsured with loan-to-value ratios of 80% or less, or privately insured if the loan-to-value ratio exceeds 80%. Freddie Mac guarantees the timely payment of interest and ultimate collection of principal on Freddie Mac PCs; the U.S. government does not guarantee any aspect of Freddie Mac PCs.

               Fannie Mae is a government-sponsored corporation owned entirely by private shareholders. It is subject to general regulation by the Secretary of Housing and Urban Development. Fannie Mae purchases residential mortgages from a list of approved seller/servicers which include savings and loan associations, savings banks, commercial banks, credit unions and mortgage bankers. Fannie Mae guarantees the timely payment of principal and interest on the pass-through securities issued by Fannie Mae;

               the U.S. government does not guarantee any aspect of the Fannie Mae pass-through securities.

               The Fund may also invest in privately-issued mortgage-backed securities to the extent permitted by its investment restrictions. Mortgage-backed securities offered by private issuers include pass-through securities comprised of pools of conventional residential mortgage loans; mortgage-backed bonds which are considered to be debt obligations of the institution issuing the bonds and which are collateralized by mortgage loans; and collateralized mortgage obligations ("CMOs") which are collateralized by mortgage-backed securities issued by Ginnie Mae, Freddie Mac or Fannie Mae or by pools of conventional mortgages.

               Asset-backed securities represent direct or indirect participations in, or are secured by and payable from, assets other than mortgage-backed assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks.

Securities Lending

               Under procedures adopted by the Trustees, the Fund may lend securities to qualified parties (typically brokers or other financial institutions) who need to borrow securities in order to complete certain transactions such as covering short sales, avoiding failures to deliver securities or completing arbitrage activities. The Fund may seek to earn additional income through securities lending. Since there is the risk of delay in recovering a loaned security or the risk of loss in collateral rights if the borrower fails financially, securities lending will only be made to parties that Janus Capital deems creditworthy and in good standing. In addition, such loans will only be made if Janus Capital believes the benefit from granting such loans justifies the risk. The Fund will not have the right to vote on securities while they are being lent, but it will call

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

               a loan in anticipation of any important vote. All loans will be continuously secured by collateral which consists of cash, U.S. government securities, letters of credit and such other collateral permitted by the SEC. Cash collateral may be invested in money market funds advised by Janus to the extent consistent with exemptive relief obtained from the SEC.

Reverse Repurchase Agreements

               Reverse repurchase agreements are transactions in which the Fund sells a security and simultaneously commits to repurchase that security from the buyer at an agreed upon price on an agreed upon future date. The resale price in a reverse repurchase agreement reflects a market rate of interest that is not related to the coupon rate or maturity of the sold security. For certain demand agreements, there is no agreed upon repurchase date and interest payments are calculated daily, often based upon the prevailing overnight repurchase rate. The Fund will use the proceeds of reverse repurchase agreements only to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without the necessity of selling portfolio securities.

               Generally, a reverse repurchase agreement enables the Fund to recover for the term of the reverse repurchase agreement all or most of the cash invested in the portfolio securities sold and to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. In addition, interest costs on the money received in a reverse repurchase agreement may exceed the return received on the investments made by the Fund with those monies.

When-Issued and Delayed Delivery Securities

               The Fund may purchase securities on a when-issued or delayed delivery basis. The Fund will enter into such transactions only when it has the intention of actually acquiring the securities. To

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

               facilitate such acquisitions, the Fund's custodian will segregate cash or high quality liquid assets in an amount at least equal to such commitments. On delivery dates for such transactions, the Fund will meet its obligations from maturities, sales of the segregated securities or from other available sources of cash. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction as a purchase and thereafter reflect the value of such securities in determining its net asset value.

Investment Company Securities

               From time to time, the Fund may invest in securities of other investment companies. The Fund is subject to the provisions of
               Section 12(d)(1) of the 1940 Act. Funds managed by Janus Capital ("Janus Funds") may invest in securities of the Fund and any other money market funds managed by Janus Capital in excess of the limitations of Section 12(d)(1) under the terms of an SEC exemptive order obtained by Janus Capital and the Janus Funds.

Debt Obligations

               The Fund may invest in U.S. dollar denominated debt obligations. In general, sales of these securities may not be made absent registration under the Securities Act of 1933 or the availability of an appropriate exemption. Pursuant to Section 4(2) of the 1933 Act or Rule 144A adopted under the 1933 Act, however, some of these securities are eligible for resale to institutional investors, and accordingly, Janus Capital may determine that a liquid market exists for such a security pursuant to guidelines adopted by the Trustees.

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

Obligations of Financial Institutions

               The Fund may invest in obligations of financial institutions. Examples of obligations in which the Fund may invest include negotiable certificates of deposit, bankers' acceptances, time deposits and other obligations of U.S. banks (including savings and loan associations) having total assets in excess of one billion dollars and U.S. branches of foreign banks having total assets in excess of ten billion dollars. The Fund may also invest in Eurodollar and Yankee bank obligations as discussed below and other U.S. dollar-denominated obligations of foreign banks having total assets in excess of ten billion dollars that Janus Capital believes are of an investment quality comparable to obligations of U.S. banks in which the Fund may invest.

               Certificates of deposit represent an institution's obligation to repay funds deposited with it that earn a specified interest rate over a given period. Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn by a customer and are usually backed by goods in international trade. Time deposits are non-negotiable deposits with a banking institution that earn a specified interest rate over a given period. Fixed time deposits, which are payable at a stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties and that could reduce the Fund's yield. Unless there is a readily available market for them, time deposits that are subject to early withdrawal penalties and that mature in more than seven days will be treated as illiquid securities.

               Eurodollar bank obligations are dollar-denominated certificates of deposit or time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

               Foreign, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a foreign government might prevent dollar-denominated funds from flowing across its borders. Other risks include: adverse political and economic developments in a foreign country; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes; and expropriation or nationalization of foreign issuers.

U.S. Government Securities

               The Fund may invest in U.S. Government Securities. U.S. Government Securities shall have the meaning set forth in the 1940 Act. The 1940 Act defines U.S. Government Securities to include securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities. U.S. Government Securities may also include repurchase agreements collateralized by and municipal securities escrowed with or refunded with U.S. government securities. U.S. Government Securities in which the Fund may invest include U.S. Treasury securities and obligations issued or guaranteed by U.S. government agencies and instrumentalities that are backed by the full faith and credit of the U.S. government, such as those guaranteed by the Small Business Administration or issued by Ginnie Mae. In addition, U.S. Government Securities in which the Fund may invest include securities supported primarily or solely by the creditworthiness of the issuer, such as securities of Fannie Mae, Freddie Mac and the Tennessee Valley Authority. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities have historically involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the full faith and credit of the U.S. government.

Municipal Leases

               The Fund may invest in municipal leases. Municipal leases are municipal securities which may take the form of a lease or an installment purchase or conditional sales contract. Municipal leases are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. The Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus under "Taxable Investments."

               In evaluating municipal lease obligations, Janus Capital will consider such factors as it deems appropriate, including: (a) whether the lease can be canceled; (b) the ability of the lease obligee to direct the sale of the underlying assets; (c) the general creditworthiness of the lease obligor; (d) the likelihood that the municipality will discontinue appropriating funding for the leased property in the event such property is no longer considered essential by the municipality; (e) the legal recourse of the lease obligee in the event of such a failure to appropriate funding; (f) whether the security is backed by a credit enhancement such as insurance; and (g) any limitations which are imposed on the lease obligor's ability to utilize substitute property or services other than those covered by the lease obligation. If a lease is backed by an unconditional letter of credit or other unconditional credit enhancement, then Janus Capital may determine that a lease is an eligible security solely on the basis of its evaluation of the credit enhancement.

               Municipal leases, like other municipal debt obligations, are subject to the risk of non-payment. The ability of issuers of municipal leases to make timely lease payments may be adversely impacted in general economic downturns and as relative governmental cost burdens are allocated and reallocated among federal, state and local governmental units. Such non-payment would result in a reduction of income to the Fund, and could result in a reduction in the value of the municipal lease experiencing non-payment and a potential decrease in the net asset value of the Fund.

PERFORMANCE DATA
--------------------------------------------------------------------------------

               The Fund may provide current annualized and effective annualized yield quotations based on its daily dividends. These quotations may from time to time be used in advertisements, shareholder reports or other communications to shareholders. All performance information supplied by the Fund in advertising is historical and is not intended to indicate future returns.

               In performance advertising, the Fund may compare its Shares' performance information with data published by independent evaluators such as Morningstar, Inc., Lipper Analytical Services, Inc., CDC/Wiesenberger, iMoneyNet's Money Fund Report or other companies which track the investment performance of investment companies ("Fund Tracking Companies"). The Fund may also compare its Shares' performance information with the performance of recognized stock, bond and other indices, including but not limited to the Municipal Bond Buyers Indices, the Salomon Brothers Bond Index, the Lehman Bond Index, the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average, U.S. Treasury bonds, bills or notes and changes in the Consumer Price Index as published by the U.S. Department of Commerce. The Fund may refer to general market performance over past time periods such as those published by Ibbotson Associates (for instance, its "Stocks, Bonds, Bills and Inflation Yearbook"). The Fund may also refer in such materials to mutual fund performance rankings and other data published by Fund Tracking Companies. Performance advertising may also refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, such as newspapers and financial magazines. The Fund may also compare its Shares' yield to those of certain U.S. Treasury obligations or other money market instruments.

               Any current yield quotation of the Shares which is used in such a manner as to be subject to the provisions of Rule 482(d) under the Securities Act of 1933, as amended, shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a specific seven calendar day period. Current yield shall be calculated by (a) determining the net change during a seven calendar day period in the value of a hypothetical account having a balance of one Share at the beginning of the period, (b) dividing the net change by the value of the account at the beginning of the period to obtain a base period return, and (c) multiplying the quotient by 365/7 (i.e., annualizing). For this purpose, the net change in account value will reflect the value of additional Shares purchased with dividends declared on the original Share and dividends declared on both the original Share and any such additional Shares, but will not reflect any realized gains or losses from the sale of securities or any unrealized appreciation or depreciation on portfolio securities. In addition, the Shares may advertise effective yield quotations. Effective yield quotations are calculated by adding 1 to the base period return, raising the sum to a power equal to 365/7, and subtracting 1 from the result (i.e., compounding).

               Although published yield information is useful to investors in reviewing the Fund's performance, investors should be aware that the Fund's yield fluctuates from day to day and that the Fund's yield for any given period is not an indication or representation by the Fund of future yields or rates of return on the Shares. Also, processing organizations or other institutions may charge their customers direct fees in connection with an investment in the Fund, which will have the effect of reducing the Fund's net yield to those shareholders. The yield on a class of Shares is not fixed or guaranteed, and an investment in the Shares is not insured. Accordingly, yield information may not necessarily be used to compare Shares with investment alternatives which, like money market instruments or bank accounts, may provide a fixed rate of interest. In addition, because investments in the Fund are not insured or guaranteed, yield on the Shares may not necessarily be used to compare the Shares with investment alternatives which are insured or guaranteed.

DETERMINATION OF NET ASSET VALUE

               Pursuant to the rules of the SEC, the Trustees have established procedures to stabilize the Fund's net asset value at $1.00 per Share. These procedures include a review of the extent of any deviation of net asset value per Share as a result of fluctuating interest rates, based on available market rates, from the Fund's $1.00 amortized cost price per Share. Should that deviation exceed 1/2 of 1%, the Trustees will consider whether any action should be initiated to eliminate or reduce material dilution or other unfair results to shareholders. Such action may include redemption of Shares in kind, selling portfolio securities prior to maturity, reducing or withholding dividends and utilizing a net asset value per Share as determined by using available market quotations. The Fund (i) will maintain a dollar-weighted average portfolio maturity of 90 days or less; (ii) will not purchase any instrument with a remaining maturity greater than 397 days or subject to a repurchase agreement having a duration of greater than 397 days; (iii) will limit portfolio investments, including repurchase agreements, to those U.S. dollar-denominated instruments that Janus Capital has determined present minimal credit risks pursuant to procedures established by the Trustees; and (iv) will comply with certain reporting and recordkeeping procedures. The Trust has also established procedures to ensure that portfolio securities meet the Fund's high quality criteria.

INVESTMENT ADVISER AND ADMINISTRATOR
--------------------------------------------------------------------------------

               As stated in the Prospectus, the Fund has an Investment Advisory Agreement with Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928. The Advisory Agreement provides that Janus Capital will furnish continuous advice and recommendations concerning the Fund's investments. The Fund has agreed to compensate Janus Capital for its advisory services by the monthly payment of an advisory fee at the annual rate of 0.20% of the average daily net assets of the Fund. However, Janus Capital has agreed to reduce 0.10% of the value of the Fund's average daily net assets of the advisory fee. Janus Capital has agreed to continue such reductions until at least the next annual renewal of the advisory agreement. In addition, the Fund pays brokerage commissions or dealer spreads and other expenses in connection with the execution of portfolio transactions.

               On behalf of the Shares, the Fund has also entered into an Administration Agreement with Janus Capital. Under the terms of the Administration Agreement, the Fund has agreed to compensate Janus Capital for administrative services at the annual rate of 0.15% of the value of the average daily net assets of the Shares for certain services, including custody, transfer agent fees and expenses, legal fees not related to litigation, accounting expenses, net asset value determination and fund accounting, recordkeeping, and blue sky registration and monitoring services, trade or other investment company organization dues and expenses, registration fees, expenses of shareholders' meetings and reports to shareholders, costs of preparing, printing and mailing the Shares' Prospectuses and Statements of Additional Information to current shareholders and other costs of complying with applicable laws regulating the sale of Shares. The Fund will pay those expenses not assumed by Janus Capital, including interest and taxes, fees and expenses of Trustees who are not interested persons of Janus Capital, audit fees and expenses, and extraordinary costs. Janus Capital has agreed to reduce a portion of the administration fee, and accordingly the effective rate for calculating the administration fee payable by Shares of Janus Institutional Cash Reserves Fund will be 0.08%. Janus Capital has agreed to continue such reductions until at least the next annual renewal of the advisory agreement. The Fund's Advisory Agreement is dated April 3, 2002 and will continue in effect until July 1, 2003, and thereafter from year to year so long as such continuance is approved annually by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, and by either a majority of the outstanding voting shares of the Fund or the Trustees of the Fund. The Advisory Agreement (i) may be terminated without the payment of any penalty by the Fund or Janus Capital on 60 days' written notice; (ii) terminates automatically in the event of its assignment; and (iii) generally, may not be amended without the approval of a majority of the Trustees of the Fund, including the Trustees who are not interested persons of the Fund or Janus Capital and, to the extent required by the 1940 Act, the vote of a majority of the outstanding voting securities of the Fund.

               Janus Capital is an indirect subsidiary of Stilwell Financial Inc. ("Stilwell"), a publicly traded holding company with principal operations in financial asset management businesses. Stilwell, through its subsidiaries, indirectly owns approximately 92% of Janus Capital, and certain Janus Capital employees directly own approximately 8%.

               The Trustees considered a wide range of information in determining whether to approve the Fund's Advisory Agreement. The Trustees considered information about, among other things:

               - Janus Capital and its personnel (including particularly those personnel with responsibilities for providing services to the
                 Fund), resources and investment process;

               - the terms of the Advisory Agreement;

               - the scope and quality of the services that Janus Capital is expected to provide to the Fund;

               - the investment performance of comparable funds managed by other advisers over various periods;

                - the advisory fee rate payable to Janus Capital by other funds and client accounts managed by Janus Capital, and payable by comparable funds managed by other advisers;

               - the total projected expense ratio of the Fund and of comparable funds managed by other advisers;

               - compensation payable by the Fund to affiliates of Janus Capital for other services;

               - the profitability to Janus Capital and its affiliates of their relationships with the Fund; and

               - Janus Capital's use of the Fund's portfolio brokerage
                 transactions to obtain research benefiting the Fund or other Janus Capital clients at a cost that may be in excess of the amount other brokers would charge or to reduce certain out-of-pocket expenses otherwise payable by the Fund.

               Janus Capital also acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts. Investment decisions for each account managed by Janus Capital, including the Fund, are made independently from those for any other account that is or may in the future become managed by Janus Capital or its affiliates. If, however, a number of accounts managed by Janus Capital are contemporaneously engaged in the purchase or sale of the same security, the orders may be aggregated and/or the transactions may be averaged as to price and allocated to each account in accordance with allocation procedures adopted by Janus Capital. Partial fills for the accounts of two or more portfolio managers will be allocated pro rata under procedures adopted by Janus Capital. In some cases, these allocation procedures may adversely affect the price paid or received by an account or the size of the position obtained or liquidated for an account. In others, however, the accounts' ability to participate in volume transactions may produce better executions and prices for the accounts. Janus Capital is permitted to adjust its allocation procedures to eliminate fractional shares or odd lots, and has the discretion to deviate from its allocation procedures in certain circumstances. For example, additional securities may be allocated to a portfolio manager who is instrumental in originating or developing an investment opportunity or to comply with a portfolio manager's request to ensure that his or her accounts receive sufficient securities to satisfy specialized investment objectives.

               Pursuant to an exemptive order granted by the SEC, the Fund and other funds advised by Janus Capital may also transfer daily uninvested cash balances into one or more joint trading accounts. Assets in the joint trading accounts are invested in money market instruments and the proceeds are allocated to the participating funds on a pro rata basis.

               Each account managed by Janus Capital has its own investment objective and is managed in accordance with that objective by a particular portfolio manager or team of portfolio managers. As a result, from time to time two or more different managed accounts may pursue divergent investment strategies with respect to investments or categories of investments.

               The Fund's portfolio manager is not permitted to purchase and sell securities for her own account except under the limited exceptions contained in the Code of Ethics, which applies to Directors/Trustees of Janus Capital and the Fund and employees of, and persons working on a contractual basis for, Janus Capital and its subsidiaries. The Code of Ethics is on file with and available from the SEC through the SEC Web site at www.sec.gov. The Code of Ethics requires investment personnel, inside Directors/Trustees of Janus Capital and the Fund and certain other designated employees deemed to have access to current trading information to pre-clear all transactions in securities not otherwise exempt under the Code of Ethics. Requests for trading authoriza-tion will be denied when, among other reasons, the proposed personal transaction would be contrary to the provisions of the Code of Ethics or would be deemed to adversely affect any transaction then known to be under consideration for or to have been effected on behalf of any client account, including the Fund.

               In addition to the pre-clearance requirement described above, the Code of Ethics subjects such personnel to various trading restrictions and reporting obligations. All reportable transactions are required to be reviewed for compliance with the Code of Ethics. Those persons also may be required under certain circumstances to forfeit their profits made from personal trading.

               The provisions of the Code of Ethics are administered by and subject to exceptions authorized by Janus Capital.

CUSTODIAN, TRANSFER AGENT AND
CERTAIN AFFILIATIONS
--------------------------------------------------------------------------------

               Citibank, N.A., 111 Wall Street 24th Floor, Zone 5, New York, NY 10043, is the Fund's custodian. The custodian holds the Fund's assets in safekeeping and collects and remits the income thereon, subject to the instructions of the Fund.

               Janus Services LLC, P.O. Box 173375, Denver, Colorado 80217-3375, a wholly-owned subsidiary of Janus Capital, is the Fund's transfer agent. In addition, Janus Services provides certain other administrative, recordkeeping and shareholder relations services to the Fund. The Fund does not pay Janus Services a fee.

               Janus Distributors LLC, 100 Fillmore Street, Denver, Colorado 80206-4928, a wholly-owned subsidiary of Janus Capital, is a distributor of the Fund. Janus Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Janus Distributors acts as the agent of the Fund in connection with the sale of its Shares in all states in which the Shares are registered and in which Janus Distributors is qualified as a broker-dealer. Under the Distribution Agreement, Janus Distributors continuously offers the Fund's Shares and accepts orders at net asset value. No sales charges are paid by investors. Promotional expenses in connection with offers and sales of shares are paid by Janus Capital.

               Janus Capital also may make payments to selected broker-dealer firms or institutions which were instrumental in the acquisition of shareholders for the Fund or which performed services with respect to shareholder accounts. The minimum aggregate size required for eligibility for such payments, and the factors in selecting the broker-dealer firms and institutions to which they will be made, are determined from time to time by Janus Capital.

PORTFOLIO TRANSACTIONS AND BROKERAGE
--------------------------------------------------------------------------------

               Decisions as to the assignment of portfolio business for the Fund and negotiation of its commission rates are made by Janus Capital, whose policy is to seek to obtain the "best execution" of all portfolio transactions (the best net prices under the circumstances based upon a number of factors including and subject to the factors discussed below) except to the extent that Janus Capital may be permitted to pay higher commissions for research services as described below.

               Janus Capital considers a number of factors in seeking best execution in selecting brokers and dealers and in negotiating commissions. Those factors include, but are not limited to: Janus Capital's knowledge of currently available negotiated commission rates or prices of securities currently available and other current transaction costs; the nature of the security being traded; the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the desired timing of the trade; the activity existing and expected in the market for the particular security; confidentiality; including trade anonymity; liquidity; the quality of the execution, clearance and settlement services; and financial stability of the broker or dealer. In addition, Janus Capital may consider the value of research products or services provided by broker-dealers as a factor in selecting brokers and dealers and in negotiating commissions. In recognition of the value of the foregoing factors, Janus Capital may place portfolio transactions with a broker or dealer with whom it has negotiated a commission that is in excess of the commission another broker or dealer would have charged for effecting that transaction if Janus Capital determines in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research provided by such broker or dealer viewed in terms of either that particular transaction or of the overall responsibilities of Janus Capital. These research and other services may include, but are not limited to, general economic and security market reviews, industry and company reviews, evaluations of securities, recommendations as to the purchase and sale of securities and access to third party publications, computer and electronic equipment and software. Research received from brokers or dealers is supplemental to Janus Capital's own research efforts. Most brokers and dealers used by Janus Capital provide research and other services described above. Much of the research provided to Janus Capital by broker-dealers would otherwise be available to Janus Capital for a cash payment. In some cases, research is generated by third parties, but is provided to Janus Capital through broker-dealers. For example, Janus Capital has arrangements with broker-dealers to allocate brokerage in exchange for, among other things, third-party research reports relating to specific industry fundamentals and trends, third-party research reports providing analysis of micro and macro economic trends, and access to databases providing financial, market, economic and fundamental data. Because Janus Capital receives research from broker-dealers, Janus Capital may have an incentive to continue to use those broker-dealers to effect transactions. Janus Capital may also direct trades to a broker-dealer with the instruction that the broker-dealer execute the transaction, but direct a portion of the commission to another broker-dealer that supplies Janus Capital with research services and/or products.

               The Fund generally buys and sells securities in principal transactions, in which no commissions are paid. However, the Fund may engage an agent and pay commissions for such transactions if Janus Capital believes that the net result of the transaction to the Fund will be no less favorable than that of contemporaneously available principal transactions.

               Janus Capital may use research products and services in servicing other accounts in addition to the Fund. Fixed-income related research products and services may be paid for by commissions generated by equity trades. If Janus Capital determines that any research product or service has a mixed use, such that it also serves functions that do not assist in the investment decision-making process, Janus Capital may allocate the costs of such service or product accordingly. Only that portion of the product or service that Janus Capital determines will assist it in the investment decision-making process may be paid for in brokerage commission dollars. Such allocation may create a conflict of interest for Janus Capital.

               Janus Capital may consider sales of Shares by a broker-dealer or the recommendation of a broker-dealer to its customers that they purchase Shares as a factor in the selection of broker-dealers to execute Fund portfolio transactions. Janus Capital may also consider payments made by brokers effecting transactions for the Fund (i) to the Fund or (ii) to other persons on behalf of the Fund for services provided to the Fund for which it would be obligated to pay. In placing portfolio business with such broker-dealers, Janus Capital will seek the best execution of each transaction.

               When the Fund purchases or sells a security in the over-the-counter market, the transaction takes place directly with a principal market-maker, without the use of a broker, except in those circumstances where in the opinion of Janus Capital better prices and executions will be achieved through the use of a broker.

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

               The following are the Trustees and officers of the Trust, together with a brief description of their principal occupations during the last five years. Each Trustee has served in that capacity since he was originally elected or appointed. In addition, each Trustee is currently a Trustee of two other registered investment companies advised by Janus Capital: Janus Aspen Series and Janus Adviser Series. Collectively, these three registered investment companies consist of 52 series or funds.

               The Trustees do not serve a specified term of office. Each Trustee will hold office until the termination of the Trust or his earlier death, resignation, retirement, incapacity, or removal. The retirement age for Trustees is 72. The Fund's Nominating and Governance Committee will consider nominees for the position of Trustee recommended by shareholders. Shareholders may submit the name of a candidate for consideration by the Committee by submitting their recommendations to the Trust's Secretary.

------------------------------------------------------------------------------------------------------------
                                                  TRUSTEES
------------------------------------------------------------------------------------------------------------
                                                                            NUMBER OF
                                                                            PORTFOLIOS
                           POSITIONS                                        IN FUND
                           HELD       LENGTH OF      PRINCIPAL OCCUPATIONS  COMPLEX
NAME, AGE AND              WITH       TIME           DURING THE PAST        OVERSEEN    OTHER DIRECTORSHIPS
ADDRESS                    FUND       SERVED         FIVE YEARS             BY TRUSTEE  HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
------------------------------------------------------------------------------------------------------------
 Thomas H. Bailey*         President, 6/69-Present   Until July 1, 2002,    52          N/A
 100 Fillmore Street       Chairman                  President and Chief
 Denver, CO 80206          and                       Executive Officer of
 Age 64                    Trustee                   Janus Capital.
                                                     Formerly, President
                                                     and Director (1994-
                                                     2002) of the Janus
                                                     Foundation; Chairman
                                                     and Director (1978-
                                                     2002) of Janus
                                                     Capital Corporation;
                                                     and Director
                                                     (1997-2001) of Janus
                                                     Distributors, Inc.
------------------------------------------------------------------------------------------------------------

* The Fund is treating Mr. Bailey as an "interested person" of the Trust by virtue of his past positions and continuing relationships with Janus Capital.

--------------------------------------------------------------------------------------------------------------
                                                   TRUSTEES
--------------------------------------------------------------------------------------------------------------
                                                                              NUMBER OF
                                                                              PORTFOLIOS
                           POSITIONS                                          IN FUND
                           HELD       LENGTH OF        PRINCIPAL OCCUPATIONS  COMPLEX
NAME, AGE AND              WITH       TIME             DURING THE PAST        OVERSEEN    OTHER DIRECTORSHIPS
ADDRESS                    FUND       SERVED           FIVE YEARS             BY TRUSTEE  HELD BY TRUSTEE
--------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------------
 William F. McCalpin       Trustee    6/02-Present     Executive Vice         52          Founding Director
 100 Fillmore Street                                   President and Chief                and Board Chair,
 Denver, CO 80206                                      Operating Officer of               Solar Development
 Age 45                                                The Rockefeller                    Foundation; Trustee
                                                       Brothers Fund (a                   and Vice President,
                                                       private family                     Asian Cultural
                                                       foundation).                       Council.
                                                       Formerly, Director of
                                                       Investments
                                                       (1991-1998) of The
                                                       John D. and Catherine
                                                       T. MacArthur
                                                       Foundation (a private
                                                       family foundation).
--------------------------------------------------------------------------------------------------------------
 John W. McCarter, Jr.     Trustee    6/02-Present     President and Chief    52          Chairman of the
 100 Fillmore Street                                   Executive Officer of               Board, Divergence
 Denver, CO 80206                                      The Field Museum of                LLC; Director of
 Age 64                                                Natural History.                   A.M. Castle & Co.,
                                                       Formerly, Senior Vice              Harris Insight
                                                       President (1987-1997)              Funds, W.W.
                                                       of Booz-Allen &                    Grainger, Inc.;
                                                       Hamilton, Inc. (a                  Trustee of WTTW
                                                       management consulting              (Chicago public
                                                       firm).                             television station),
                                                                                          the University of
                                                                                          Chicago and Chicago
                                                                                          Public Education
                                                                                          Fund.
--------------------------------------------------------------------------------------------------------------
 Dennis B. Mullen          Trustee    2/71-Present     Private Investor.      52          N/A
 100 Fillmore Street                                   Formerly (1997-1998)
 Denver, CO 80206                                      Chief Financial
 Age 58                                                Officer - Boston
                                                       Market Concepts,
                                                       Boston Chicken, Inc.,
                                                       Golden, CO (a
                                                       restaurant chain).
--------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
                                                  TRUSTEES
-------------------------------------------------------------------------------------------------------------
                                                                             NUMBER OF
                                                                             PORTFOLIOS
                           POSITIONS                                         IN FUND
                           HELD       LENGTH OF       PRINCIPAL OCCUPATIONS  COMPLEX
NAME, AGE AND              WITH       TIME            DURING THE PAST        OVERSEEN    OTHER DIRECTORSHIPS
ADDRESS                    FUND       SERVED          FIVE YEARS             BY TRUSTEE  HELD BY TRUSTEE
-------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CNTD.)
-------------------------------------------------------------------------------------------------------------
 James T. Rothe            Trustee    1/97-Present    Professor of           52          Director of Optika,
 100 Fillmore Street                                  Business, University               Inc. and NeoCore
 Denver, CO 80206                                     of Colorado, Colorado              Corp.
 Age 58                                               Springs, CO.
                                                      Formerly,
                                                      Distinguished
                                                      Visiting Professor of
                                                      Business (2001-2002),
                                                      Thunderbird (American
                                                      Graduate School of
                                                      International
                                                      Management), Phoenix,
                                                      AZ; and Principal
                                                      (1988-1999) of
                                                      Phillips-Smith Retail
                                                      Group, Colorado
                                                      Springs, CO (a
                                                      venture capital
                                                      firm).
-------------------------------------------------------------------------------------------------------------
 William D. Stewart        Trustee    6/84-Present    Corporate Vice         52          N/A
 100 Fillmore Street                                  President and General
 Denver, CO 80206                                     Manager of MKS
 Age 57                                               Instruments - HPS
                                                      Products, Boulder, CO
                                                      (a manufacturer of
                                                      vacuum fittings and
                                                      valves).
-------------------------------------------------------------------------------------------------------------
 Martin H. Waldinger       Trustee    8/69-Present    Consultant             52          N/A
 100 Fillmore Street
 Denver, CO 80206
 Age 63
-------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                             OFFICERS
----------------------------------------------------------------------------------------------------
                                           TERM OF OFFICE*
NAME, AGE AND         POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS               FUND                 SERVED              FIVE YEARS
----------------------------------------------------------------------------------------------------
 Sharon S.            Executive Vice       12/94-Present       Vice President of Janus Capital.
 Pichler**            President and                            Formerly, Portfolio Manager (1994-
 100 Fillmore Street  Portfolio Manager                        1999) of Janus Government Money
 Denver, CO 80206     Janus Institutional                      Market Fund.
 Age 53               Cash Reserves Fund.
 ----------------------------------------------------------------------------------------------------
 Thomas A. Early**    Vice President and   3/98-Present        Vice President, General Counsel,
 100 Fillmore Street  General Counsel                          Secretary and Interim Director of
 Denver, CO 80206                                              Janus Capital; Vice President,
 Age 47                                                        General Counsel, Secretary and
                                                               Director of Janus Services LLC, Janus
                                                               Capital International LLC and Janus
                                                               Institutional Services LLC; Vice
                                                               President, General Counsel and
                                                               Director to Janus International
                                                               (Asia) Limited and Janus
                                                               International Limited; Vice
                                                               President, General Counsel and
                                                               Secretary to Janus Distributors LLC
                                                               and the Janus Foundation; and
                                                               Director for Janus Capital Trust
                                                               Manager Limited and Janus World
                                                               Funds. Formerly, Director (2001) of
                                                               Janus Distributors, Inc.; Vice
                                                               President, General Counsel, Secretary
                                                               and Director (2000-2002) of Janus
                                                               International Holding, Inc.; and
                                                               Executive Vice President and General
                                                               Counsel/Mutual Funds (1994-1998) of
                                                               Prudential Insurance Company.
----------------------------------------------------------------------------------------------------
 Bonnie M. Howe**     Vice President       12/99-Present       Vice President and Assistant General
 100 Fillmore Street                                           Counsel to Janus Capital, Janus
 Denver, CO 80206                                              Distributors LLC and Janus Services
 Age 36                                                        LLC. Formerly, Assistant Vice
                                                               President (1997-1999) and Associate
                                                               Counsel (1995-1999) for Janus Capital
                                                               Corporation and Assistant Vice
                                                               President (1998-2000) for Janus
                                                               Service Corporation.
----------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.

--------------------------------------------------------------------------------------------------------
                                                OFFICERS
--------------------------------------------------------------------------------------------------------
                                               TERM OF OFFICE*
NAME, AGE AND             POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS                   FUND                 SERVED              FIVE YEARS
--------------------------------------------------------------------------------------------------------
 Kelley Abbott Howes**    Vice President and   12/99-Present       Vice President and Assistant General
 100 Fillmore Street      Secretary                                Counsel to Janus Capital, Janus
 Denver, CO 80206                                                  Distributors LLC and Janus Services
 Age 36                                                            LLC. Formerly, Assistant Vice
                                                                   President (1997-1999) of Janus
                                                                   Capital Corporation; Chief Compliance
                                                                   Officer, Director and President
                                                                   (1997-1999) of Janus Distributors,
                                                                   Inc.; and Assistant Vice President
                                                                   (1998-2000) of Janus Service
                                                                   Corporation.
--------------------------------------------------------------------------------------------------------
 David R. Kowalski**      Vice President       6/02-Present        Vice President and Chief Compliance
 100 Fillmore Street                                               Officer of Janus Capital and Janus
 Denver, CO 80206                                                  Distributors LLC; and Assistant Vice
 Age 45                                                            President of Janus Services LLC.
                                                                   Formerly, Senior Vice President and
                                                                   Director (1985-2000) of Mutual Fund
                                                                   Compliance for Van Kempen Funds.
--------------------------------------------------------------------------------------------------------
 Glenn P. O'Flaherty**    Treasurer and Chief  1/96-Present        Vice President of Janus Capital.
 100 Fillmore Street      Accounting Officer                       Formerly, Director of Fund Accounting
 Denver, CO 80206                                                  (1991-1997) of Janus Capital
 Age 43                                                            Corporation.
--------------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.

--------------------------------------------------------------------------------------------------------
                                                OFFICERS
--------------------------------------------------------------------------------------------------------
                                               TERM OF OFFICE*
NAME, AGE AND             POSITIONS HELD WITH  AND LENGTH OF TIME  PRINCIPAL OCCUPATIONS DURING THE PAST
ADDRESS                   FUND                 SERVED              FIVE YEARS
--------------------------------------------------------------------------------------------------------
 Loren M. Starr**         Vice President and   9/01-Present        Vice President of Finance, Treasurer,
 100 Fillmore Street      Chief Financial                          Chief Financial Officer and Interim
 Denver, CO 80206         Officer                                  Director of Janus Capital; Vice
 Age 40                                                            President of Finance, Treasurer and
                                                                   Chief Financial Officer of Janus
                                                                   Services LLC and Janus International
                                                                   Limited; Vice President of Finance,
                                                                   Treasurer, Chief Financial Officer
                                                                   and Director of Janus Distributors
                                                                   LLC, Janus Capital International LLC
                                                                   and Janus Institutional Services LLC;
                                                                   and Director of Janus Capital Trust
                                                                   Manager Limited and Janus World
                                                                   Funds. Formerly, Vice President of
                                                                   Finance, Treasurer, Chief Financial
                                                                   Officer (2001-2002) and Director
                                                                   (2002) of Janus International
                                                                   Holding, Inc.; Managing Director,
                                                                   Treasurer and Head of Corporate
                                                                   Finance and Reporting (1998-2001) for
                                                                   Putnam Investments; and Senior Vice
                                                                   President of Financial Planning and
                                                                   Analysis (1996-1998) for Lehman
                                                                   Brothers, Inc.
--------------------------------------------------------------------------------------------------------
 Heidi J. Walter**        Vice President       4/00-Present        Vice President and Assistant General
 100 Fillmore Street                                               Counsel to Janus Capital and Janus
 Denver, CO 80206                                                  Services LLC. Formerly, Vice
 Age 34                                                            President and Senior Legal Counsel
                                                                   (1995-1999) for Stein Roe & Farnham,
                                                                   Inc.
--------------------------------------------------------------------------------------------------------

 * Officers are elected annually by the Trustees for a one-year term.
** "Interested person" of the Trust by virtue of positions with Janus Capital.

               The Trustees are responsible for major decisions relating to the Fund's objective, policies and techniques. The Trustees also supervise the operation of the Fund by their officers and review the investment decisions of the officers, although they do not actively participate on a regular basis in making such decisions. The Board of Trustees has five standing committees that each perform specialized functions: an Audit Committee, Brokerage Committee, Money Market Committee, Nominating and Governance Committee and Pricing Committee. Information about each of these committees is provided in the following table:

--------------------------------------------------------------------------------------------------
                                                                            NUMBER OF MEETINGS
                                                    MEMBERS (AS OF          HELD DURING LAST
                        FUNCTIONS                   JUNE 19, 2002)          FISCAL YEAR
--------------------------------------------------------------------------------------------------
 AUDIT COMMITTEE        Reviews the financial       John W. McCarter, Jr.             4
                        reporting process, the      (Chairman)
                        system of internal          Dennis B. Mullen
                        control, the audit          William D. Stewart
                        process, and the Fund's
                        process for monitoring
                        compliance with investment
                        restrictions and
                        applicable laws and the
                        Fund's Code of Ethics.
--------------------------------------------------------------------------------------------------
 BROKERAGE COMMITTEE    Reviews and makes           James T. Rothe                    5
                        recommendations regarding   (Chairman)
                        matters related to the      William F. McCalpin
                        Fund's use of brokerage     Dennis B. Mullen
                        commissions and placement
                        of portfolio transactions.
--------------------------------------------------------------------------------------------------
 MONEY MARKET           Reviews various matters     Martin H. Waldinger               4
 COMMITTEE              related to the operations   (Chairman)
                        of the Janus money market   William F. McCalpin
                        funds, including            James T. Rothe
                        compliance with the Fund's
                        Money Market Fund
                        Procedures.
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
                                                                            NUMBER OF MEETINGS
                                                    MEMBERS (AS OF          HELD DURING LAST
                        FUNCTIONS                   JUNE 19, 2002)          FISCAL YEAR
--------------------------------------------------------------------------------------------------
 NOMINATING AND         Identifies and recommends   Dennis B. Mullen                  3
 GOVERNANCE COMMITTEE   individuals for Trustee     (Chairman)
                        membership, consults with   John W. McCarter, Jr.
                        Management in planning      William D. Stewart
                        Trustee meetings, and
                        oversees the
                        administration of, and
                        ensures the compliance
                        with, the Governance
                        Procedures and Guidelines
                        adopted by the Trust.
--------------------------------------------------------------------------------------------------
 PRICING COMMITTEE      Determines the fair value   William D. Stewart                15
                        of restricted securities    (Chairman)
                        and other securities for    James T. Rothe
                        which market quotations     Martin H. Waldinger
                        are not readily available,
                        pursuant to procedures
                        adopted by the Trustees.
--------------------------------------------------------------------------------------------------

               The table below gives the dollar range of Shares of the Fund, as well as the aggregate dollar range of shares of all Funds advised and sponsored by Janus Capital (collectively the "Janus Funds"), owned by each Trustee as of December 31, 2001.

--------------------------------------------------------------------------------------------------------
                                                                 AGGREGATE DOLLAR RANGE OF EQUITY
                                                                 SECURITIES IN ALL REGISTERED INVESTMENT
                           DOLLAR RANGE OF EQUITY                COMPANIES OVERSEEN BY TRUSTEE IN
NAME OF TRUSTEE            SECURITIES IN THE FUND                JANUS FUNDS
--------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
--------------------------------------------------------------------------------------------------------
THOMAS H. BAILEY           None                                              Over $100,000
--------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------------------------------
WILLIAM F. MCCALPIN*       None                                              Over $100,000
--------------------------------------------------------------------------------------------------------
JOHN W. MCCARTER, JR.*     None                                                  None
--------------------------------------------------------------------------------------------------------
DENNIS B. MULLEN           None                                              Over $100,000
--------------------------------------------------------------------------------------------------------
JAMES T. ROTHE             None                                              Over $100,000
--------------------------------------------------------------------------------------------------------
WILLIAM D. STEWART         None                                              Over $100,000
--------------------------------------------------------------------------------------------------------
MARTIN H. WALDINGER        None                                              Over $100,000
--------------------------------------------------------------------------------------------------------

* Trustee since June 2002.

               As of December 31, 2001, none of the Trustees or their immediate family members owned shares of Janus Capital, Janus Distributors LLC, or their control persons.

               The following table shows the aggregate compensation earned by and paid to each Trustee by the Fund described in this SAI and Janus Funds for the periods indicated. None of the Trustees receives any pension or retirement benefits from the Fund or the Janus Funds.

                                              Aggregate Compensation       Total Compensation
                                                From the Fund for       From the Janus Funds for
                                                Fiscal year ended         calendar year ended
Name of Person, Position*                      October 31, 2002****      December 31, 2001*****
-------------------------------------------------------------------------------------------------
Thomas H. Bailey, Chairman and Trustee**                  $0                          $0
William D. Stewart, Trustee***                          $393                    $185,000
Dennis B. Mullen, Trustee***                            $393                    $185,000
Martin H. Waldinger, Trustee***                         $306                    $185,000
James T. Rothe, Trustee***                              $451                    $185,000

    * Mr. McCalpin and Mr. McCarter were elected as Trustees in June 2002. Therefore, they did not receive any compensation from the Fund described in this SAI or the Janus Funds during the periods shown in the table.
   ** Mr. Bailey is being treated as an interested person of the Fund and Janus
      Capital and is compensated by Janus Capital.
  *** Independent Trustee.
 **** The Janus Institutional Cash Reserves Fund had not commenced operations as of October 31, 2001. The aggregate compensation for the Fund is estimated for the first fiscal period (May 15, 2002 through October 31, 2002). The estimated aggregate compensation for the Fund's first full year (November 1, 2002 through October 31, 2003) is as follows: Thomas H. Bailey: $0; William D. Stewart: $2,926; Dennis B. Mullen: $2,926; Martin H. Waldinger:
      $2,350; and James T. Rothe: $3,310.
***** As of December 31, 2001, Janus Funds consisted of three registered investment companies comprised of a total of 51 funds.

PURCHASE OF SHARES
--------------------------------------------------------------------------------

               Shares are sold at the net asset value per share as determined at the close of the regular trading session of the New York Stock Exchange (the "NYSE" or the "Exchange") next occurring after a purchase order is received and accepted by the Fund. The Fund's net asset value is calculated each day that both the NYSE and the Federal Reserve Banks are open ("bank business day"). As stated in the Prospectus, the Fund seeks to maintain a stable net asset value per share of $1.00. The Shareholder's Guide Section of the Fund's Prospectus contains detailed information about the purchase of Shares.

REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS

               If investors do not elect in writing or by phone to receive their dividends and distributions via wire transfer, all income dividends and capital gains distributions, if any, on Shares are reinvested automatically in additional Shares of the Fund at the NAV determined on the payment date. Any such election (which may be made in writing or by phone) will apply to dividends and distributions the record dates of which fall on or after the date that the Fund receives such notice. Changes to distribution options must be received at least three days prior to the record date to be effective for such date. Investors receiving distributions and dividends via wire transfer may elect to change back to automatic reinvestment at any time in writing or by phone.

REDEMPTION OF SHARES
--------------------------------------------------------------------------------

               Procedures for redemption of Shares are set forth in the Shareholder's Guide section of the Fund's Prospectus. Shares normally will be redeemed for cash (via wire), although the Fund retains the right to redeem some or all of its Shares in kind under unusual circumstances, in order to protect the interests of remaining shareholders, or to accommodate a request by a particular shareholder that does not adversely affect the interest of the remaining shareholders, by delivery of securities selected from its assets at its discretion. However, the Fund is governed by Rule 18f-1 under the 1940 Act, which requires the Fund to redeem Shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or in kind. If Shares are redeemed in kind, the redeeming shareholder might incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determination of Net Asset Value" and such valuation will be made as of the same time the redemption price is determined.

               The right to require the Fund to redeem its Shares may be suspended, or the date of payment may be postponed, whenever (1) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed except for holidays and weekends, (2) the SEC permits such suspension and so orders, or (3) an emergency exists as determined by the SEC so that disposal of securities or determination of NAV is not reasonably practicable.

SHAREHOLDER ACCOUNTS
--------------------------------------------------------------------------------

               Detailed information about the general procedures for shareholder accounts is set forth in the Fund's Prospectus. Applications to open accounts may be obtained by calling the Fund at 1-800-29JANUS or writing to the Fund at 100 Fillmore Street, Denver, Colorado 80206-4928, Attention: Institutional Services.

DIVIDENDS AND TAX STATUS
--------------------------------------------------------------------------------

               Dividends representing substantially all of the net investment income and any net realized gains on sales of securities are declared daily, Saturdays, Sundays and holidays included, and distributed on the last business day of each month. If a month begins on a Saturday, Sunday or holiday, dividends for those days are declared at the end of the preceding month and distributed on the first business day of the month. A shareholder may receive dividends via wire transfer or may choose to have dividends automatically reinvested in the Fund's Shares. As described in the Prospectus, Shares purchased by wire on a bank business day will receive that day's dividend if the purchase is effected at or prior to 3:00 p.m. (New York time). Otherwise, such Shares will begin to accrue dividends on the first bank business day following receipt of the order. Requests for redemption of Shares will be redeemed at the next determined net asset value. Redemption requests made by wire that are received prior to 3:00 p.m. (New York time) on a bank business day will result in Shares being redeemed that day. Proceeds of such a redemption will normally be sent to the predesignated bank account on that day, but that day's dividend will not be received. Closing times for purchase and redemption of Shares may be changed for days in which the bond market or the NYSE close early.

               Distributions from the Fund are taxable income and are subject to federal income tax (except for shareholders exempt from income tax), whether such distributions are received via wire transfer or are reinvested in additional Shares. Full information regarding the tax status of income dividends and any capital gains distributions will be mailed to shareholders for tax purposes on or before January 31st of each year.

               The Fund intends to qualify as a regulated investment company by satisfying certain requirements prescribed by Subchapter M of the Code. Accordingly, the Fund will invest no more than 25% of its total assets in a single issuer (other than U.S. government securities).

               Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security, or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the Fund.

PRINCIPAL SHAREHOLDERS
--------------------------------------------------------------------------------

               As of May 15, 2002 all of the outstanding shares of the Fund were owned by Janus Capital, which provided seed capital for the Fund.

MISCELLANEOUS INFORMATION
--------------------------------------------------------------------------------

               The Fund is a series of the Trust, a Massachusetts Business Trust that was created on February 11, 1986. The Trust is an open-end management investment company registered under the 1940 Act. As of the date of this SAI, the Trust offers 26 separate series, three of which currently offer three classes of Shares.

               Janus Capital reserves the right to the name "Janus." In the event that Janus Capital does not continue to provide investment advice to the Fund, the Fund must cease to use the name "Janus" as soon as reasonably practicable.

               Under Massachusetts law, shareholders of the Fund could, under certain circumstances, be held liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that notice of this disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust also provides for indemnification from the assets of the Fund for all losses and expenses of any Fund shareholder held liable for the obligations of the Fund. Thus, the risk of a shareholder incurring a financial loss on account of its liability as a shareholder of the Fund is limited to circumstances in which the Fund would be unable to meet its obligations. The possibility that these circumstances would occur is remote. The Trustees intend to conduct the operations of the Fund to avoid, to the extent possible, liability of shareholders for liabilities of the Fund.

SHARES OF THE TRUST

               The Trust is authorized to issue an unlimited number of shares of beneficial interest with a par value of one cent per share for each series of the Trust. Shares of the Fund are fully paid and nonassessable when issued. All shares of the Fund participate equally in dividends and other distributions by the Fund, and in residual assets of the Fund in the event of liquidation. Shares of the Fund have no preemptive, conversion or subscription rights.

               The Trust is authorized to issue multiple classes of shares for the Fund. Currently, the Fund offers one initial class of shares. The

               Shares discussed in this SAI are offered only to individual, institutional and corporate clients and foundations and trusts meeting certain minimum investment criteria.

SHAREHOLDER MEETINGS

               The Trust does not intend to hold annual or regular shareholder meetings unless otherwise required by the Declaration of Trust or the 1940 Act. Special meetings may be called for the Fund or for the Trust as a whole for purposes such as changing fundamental policies; electing or removing Trustees; making any changes to the Declaration of Trust that would materially adversely affect shareholders' rights; determining whether to bring certain derivative actions; or for any other purpose that requires a shareholder vote under applicable law or the Trust's governing documents, or as the Trustees consider necessary or desirable. The present Trustees were elected at a meeting of shareholders held on January 31, 2002. Under the Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his earlier death, retirement, resignation, incapacity, or removal. Vacancies will be filled by a majority of the remaining Trustees, subject to the 1940 Act.

VOTING RIGHTS

               As a shareholder, you are entitled to one vote for each dollar of net asset value of the Fund that you own. Generally all Funds and classes vote together as a single group, except where a separate vote of one or more Funds or classes is required by law or where the interests of one or more Funds or classes are affected differently from other Funds or classes. Shares of all series of the Trust have noncumulative voting rights, which means that the holders of more than 50% of the value of shares of all series of the Trust voting for election of Trustees can elect 100% of the Trustees if they choose to do so. In such event, the holders of the remaining value of shares will not be able to elect any Trustees.

INDEPENDENT ACCOUNTANTS

               PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado 80202, independent accountants for the Fund, audit the Fund's annual financial statements and prepare their tax returns.

REGISTRATION STATEMENT

               The Trust has filed with the SEC, Washington, D.C., a Registration Statement under the Securities Act of 1933, as amended, with respect to the securities to which this SAI relates. If further information is desired with respect to the Fund or such securities, reference is made to the Registration Statement and the exhibits filed as a part thereof.

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

               Financial Statements are not presented because Janus Institutional Cash Reserves Fund did not commence operations until May 15, 2002.

APPENDIX A
--------------------------------------------------------------------------------

DESCRIPTION OF SECURITIES RATINGS

MOODY'S AND STANDARD & POOR'S

               MUNICIPAL AND CORPORATE BONDS AND MUNICIPAL LOANS. The two highest ratings of Standard & Poor's Ratings Services for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

               The two highest ratings of Moody's Investors Service, Inc. for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

               SHORT TERM MUNICIPAL LOANS. S&P's highest rating for short-term municipal loans is SP-1. S&P states that short-term municipal securities bearing the SP-1 designation have a strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess a very strong capacity to pay debt service will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest with some vulnerability to adverse financial and economic changes over the term of the notes.

               Moody's highest rating for short-term municipal loans is MIG-1/ VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

               OTHER SHORT-TERM DEBT SECURITIES. Prime-1 and Prime-2 are the two highest ratings assigned by Moody's for other short-term debt securities and commercial paper, and A-1 and A-2 are the two highest ratings for commercial paper assigned by S&P. Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of Prime, while S&P uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of A. Issuers rated Prime-1 by Moody's have a superior ability for repayment of senior short-term debt obligations and have many of the following characteristics: leading market positions in well-established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 by Moody's have a strong ability for repayment of senior short-term debt obligations and display many of the same characteristics displayed by issuers rated Prime-1, but to a lesser degree. Issuers rated A-1 by S&P carry a strong degree of safety regarding timely repayment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation. Issuers rated A-2 by S&P carry a satisfactory degree of safety regarding timely repayment.

FITCH

                BOND RATING                  EXPLANATION
                ----------------------------------------------------------------
                F-1+........................ Exceptionally strong credit
                                             quality. Issues assigned this
                                             rating are regarded as having the
                                             strongest degree of assurance for
                                             timely payment.
                F-1......................... Very strong credit quality. Issues assigned this rating reflect an
                                             assurance for timely payment only
                                             slightly less in degree than issues
                                             rated F-1+.
                F-2......................... Good credit quality. Issues
                                             assigned this rating have a
                                             satisfactory degree of assurance
                                             for timely payments, but the margin
                                             of safety is not as great as the F-
                                             1+ and F-1 ratings.

APPENDIX B
--------------------------------------------------------------------------------

DESCRIPTION OF MUNICIPAL SECURITIES

               MUNICIPAL NOTES generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

               1. PROJECT NOTES, which carry a U.S. government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

               2. TAX ANTICIPATION NOTES are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

               3. REVENUE ANTICIPATION NOTES are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing Programs.

               4. BOND ANTICIPATION NOTES are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

               5. CONSTRUCTION LOAN NOTES are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under Fannie Mae or Ginnie Mae.

               6. TAX-EXEMPT COMMERCIAL PAPER is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

               MUNICIPAL BONDS, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

               1. GENERAL OBLIGATION BONDS are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

               2. REVENUE BONDS in recent years have come to include an increasingly wide variety of types of municipal obligations. As with other kinds of municipal obligations, the issuers of revenue bonds may consist of virtually any form of state or local governmental entity, including states, state agencies, cities, counties, authorities of various kinds, such as public housing or redevelopment authorities, and special districts, such as water, sewer or sanitary districts. Generally, revenue bonds are secured by the revenues or net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Various forms of credit enhancement, such as a bank letter of credit or municipal bond insurance, may also be employed in revenue bond issues. Housing authorities have a wide range of security, including partially or fully insured mortgages,

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               rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

               In recent years, revenue bonds have been issued in large volumes for projects that are privately owned and operated (see 3 below).

               3. PRIVATE ACTIVITY BONDS are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing and health. These bonds are also used to finance public facilities such as airports, mass transit systems and ports. The payment of the principal and interest on such bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

               While, at one time, the pertinent provisions of the Internal Revenue Code permitted private activity bonds to bear tax-exempt interest in connection with virtually any type of commercial or industrial project (subject to various restrictions as to authorized costs, size limitations, state per capita volume restrictions, and other matters), the types of qualifying projects under the Code have become increasingly limited, particularly since the enactment of the Tax Reform Act of 1986. Under current provisions of the Code, tax-exempt financing remains available, under prescribed conditions, for certain privately owned and operated rental multi-family housing facilities, nonprofit hospital and nursing home projects, airports, docks and wharves, mass commuting facilities and solid waste disposal projects, among others, and for the refunding (that is, the tax-exempt refinancing) of various kinds of other private commercial projects originally financed with tax-exempt bonds. In future years, the types of projects qualifying under the Code for tax-exempt financing are expected to become increasingly limited.

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               Because of terminology formerly used in the Internal Revenue
               Code, virtually any form of private activity bond may still be referred to as an "industrial development bond," but more and more frequently revenue bonds have become classified according to the particular type of facility being financed, such as hospital revenue bonds, nursing home revenue bonds, multi-family housing revenue bonds, single family housing revenue bonds, industrial development revenue bonds, solid waste resource recovery revenue bonds, and so on.

               OTHER MUNICIPAL OBLIGATIONS, incurred for a variety of financing purposes, include: municipal leases, which may take the form of a lease or an installment purchase or conditional sale contract, are issued by state and local governments and authorities to acquire a wide variety of equipment and facilities such as fire and sanitation vehicles, telecommunications equipment and other capital assets. Municipal leases frequently have special risks not normally associated with general obligation or revenue bonds. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the government issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt-issuance limitations of many state constitutions and statutes are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. To reduce this risk, the Fund will only purchase municipal leases subject to a non-appropriation clause when the payment of principal and accrued interest is backed by an unconditional irrevocable letter of credit, or guarantee of a bank or other entity that meets the criteria described in the Prospectus.

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               Tax-exempt bonds are also categorized according to whether the interest is or is not includible in the calculation of alternative minimum taxes imposed on individuals, according to whether the costs of acquiring or carrying the bonds are or are not deductible in part by banks and other financial institutions, and according to other criteria relevant for Federal income tax purposes. Due to the increasing complexity of Internal Revenue Code and related requirements governing the issuance of tax-exempt bonds, industry practice has uniformly required, as a condition to the issuance of such bonds, but particularly for revenue bonds, an opinion of nationally recognized bond counsel as to the tax-exempt status of interest on the bonds.

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